Federated Investors
World-Class Investment Manager

Alabama Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.3%[1]
		Alabama--98.4%
$6,000,000		Alabama Association of Governmental Organizations, (Series 2001), 2.75% TRANs (AMBAC INS), 9/30/2002	$6,022,132
3,500,000		Alabama HFA (Series 2000A) Turtle Lake Weekly VRDNs (Double Lake Ventures, LLC)/(FNMA INS)	3,500,000
3,560,000		Alabama HFA (Series 1995E), Weekly VRDNs (Royal Gardens Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,560,000
8,190,000		Alabama HFA (Series 1997J), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	8,190,000
2,000,000		Alabama Mental Health Finance Authority, Refunding Bond, 4.875% Bonds (MBIA INS), 5/1/2003	2,051,589
5,000,000		Alabama State Federal Highway Finance Authority (Series A), 3.25% Bonds (MBIA INS), 3/1/2003	5,041,788
660,000		Alabama State IDA, Weekly VRDNs (Sunshine Homes, Inc.)/(AmSouth Bank N.A., Birmingham LOC)	660,000
4,150,000		Alabama State IDA, IDRB (Series 1994), Weekly VRDNs (Decatur Aluminum Corp.)/(Firstar Bank, N.A., Cincinnati LOC)	4,150,000
4,850,000		Alabama State IDA, Weekly VRDNs (Southern Bag Corporation, Ltd.)/(Fleet National Bank LOC)	4,850,000
2,500,000		Alabama State Parks System, General Obligation Bonds (Series 2001-C), 3.75% Bonds (Alabama State), 6/1/2002	2,501,994
11,755,000	[2]	Alabama State Public School & College Authority (PA-918), 2.20%,10/10/2002	11,755,000
12,160,000	[2]	Alabama State Public School & College Authority (PT-435), 2.80% TOBs (Merrill Lynch Capital Series Inc. LIQ), Optional Tender 6/13/2002	12,160,000
3,820,000		Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	3,820,000
400,000		Alabama State (Series A), 5.50% Bonds, 10/1/2002	406,481
9,955,000		Alabama State Space Science Exhibit Finance Authority (Series 2001), Weekly VRDNs (Alabama Space Science Exhibit Commission)/(AmSouth Bank N.A., Birmingham LOC)	9,955,000
1,695,000		Alabama Water PCA, PCR Bonds, 3.00% Bonds (AMBAC INS), 8/15/2002	1,702,384
5,000,000		Anniston, AL, IDB (Series 1989-A), Weekly VRDNs (Union Foundry Co.)/(AmSouth Bank N.A., Birmingham LOC)	5,000,000
1,000,000		Arab, AL, IDB (Series 2000), Weekly VRDNs (HYCO Alabama LLC)/(Regions Bank, Alabama LOC)	1,000,000
1,170,000		Ashland, AL, IDB (Series 1996), Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC)	1,170,000
3,000,000		Auburn, AL, IDB (Series 1999), Weekly VRDNs (Donaldson Co. Inc.)/(Bank of America, N.A. LOC)	3,000,000
1,495,000		Auburn University, AL (Series 2001), 3.25% Bonds (AMBAC INS), 6/1/2002	1,495,433
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$2,480,000		Birmingham, AL, IDA, IDRBs (Series 1997), Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC)	$2,480,000
2,409,000		Birmingham, AL, IDA, IDRBs (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Comerica Bank - California LOC)	2,409,000
2,000,000		Birmingham, AL, IDA, Weekly VRDNs (Altec Industries, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,000,000
1,665,000		Birmingham, AL, IDA (Series 1996), Weekly VRDNs (American FireLog Corp.)/(Comerica Bank LOC)	1,665,000
3,500,000		Birmingham, AL, Medical Clinic Board (Series 1996), Weekly VRDNs (St. Martin's In The Pines)/(Regions Bank, Alabama LOC)	3,500,000
6,500,000		Birmingham, AL, Medical Clinic Board, Weekly VRDNs (University of Alabama Health System)/(Morgan Guaranty Trust Co. New York LOC)	6,500,000
4,745,000		Birmingham, AL, IDA, Revenue Bonds (Series 1989), Weekly VRDNs (O'Neal Steel, Inc.)/(Bank of America N.A. LOC)	4,745,000
4,000,000		Birmingham, AL, IDA, Revenue Bonds (Series 2001), Weekly VRDNs (American FireLog Corp.)/(Comerica Bank LOC)	4,000,000
500,000		Birmingham-Jefferson, AL, Civic Center Authority (Series 2002-A), 2.00% Bonds (FSA INS), 1/1/2003	501,126
2,570,000		Cullman, AL, IDB, IDRB, Weekly VRDNs (National Bedding Co.)/(Bank of America, N.A. LOC)	2,570,000
400,000		Cullman, AL, IDB, IRBs (Series 1992), Weekly VRDNs (Pressac Holdings PLC)/(Bank One, Michigan LOC)	400,000
500,000		Cullman, AL, IDB (Series 1989), Weekly VRDNs (Pressac, Inc.)/(Bank One, Michigan LOC)	500,000
500,000		Cullman, AL, Water Revenue Warrants (Series 2001), 2.25% Bonds (MBIA INS), 10/1/2002	500,573
6,000,000		Decatur, AL, IDB (Series 1999), Weekly VRDNs (Trico Steel Company, LLC)/(Manhattan Bank, New York LOC)	6,000,000
3,000,000		Decatur, AL, IDB, Revenue Refunding Bonds (Series 1993), Weekly VRDNs (Honeywell International, Inc.)	3,000,000
1,000,000		Dothan, AL, IDB, IRBs (Series 1997), Weekly VRDNs (Henderson Steel Erectors)/(Regions Bank, Alabama LOC)	1,000,000
1,920,000		Enterprise, AL, IDA (Series 1997), Weekly VRDNs (Coffee Gin Co.)/(Regions Bank, Alabama LOC)	1,920,000
850,000		Fort Payne, AL, IDB, IDRB Weekly VRDNs (Ovalstrapping, Inc.)/(U.S. Bank N.A., Minneapolis LOC)	850,000
2,900,000		Gadsden, AL, IDB, IDRB (Series 1997), Weekly VRDNs (Chicago Steel, (Alabama), LLC)/(Marshall & Ilsley Bank, Milwaukee LOC)	2,900,000
7,200,000		Gadsden, AL, IDB (Series 2000), Weekly VRDNs (Super Steel South, LLC)/(Michigan National Bank, Farmington Hills LOC)	7,200,000
3,000,000		Geneva County, AL, Health Care Authority, Health Care Revenue Bonds (Series 2001), Weekly VRDNs (SouthTrust Bank of Alabama, Birmingham LOC)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$3,250,000		Guntersville, AL, IDB (Series 1995), Weekly VRDNs (Hercules Rubber Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$3,250,000
3,300,000		Homewood, AL, IDA, Weekly VRDNs (Mountain Brook Inn (Homewood AL))/ (SouthTrust Bank of Alabama, Birmingham LOC)	3,300,000
1,390,000		Homewood, AL, GO Warrants, 4.00% Bonds, 9/1/2002	1,398,760
2,565,000		Hoover, AL, Board of Education (Series 2002), 3.00% Bonds (MBIA INS), 2/15/2003	2,593,174
2,000,000		Huntsville, AL, IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,000,000
5,000,000		Huntsville, AL, Special Care Facilities Financing Authority (Series 2001D), Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	5,000,000
3,500,000		Huntsville, AL, GO Warrants (Series 2001-C), 3.25% Bonds, 11/1/2002	3,504,336
825,000		Huntsville, AL, GO Warrants (Series 2002-E), 4.00% Bonds, 8/1/2002	828,787
895,000		Huntsville, AL, GO Warrants (Series 2002-F), 4.00% Bonds, 8/1/2002	899,108
2,050,000		Huntsville, AL, Warrants, 3.75% Bonds, 9/5/2002	2,050,000
4,260,000		Jefferson County, AL, GO Warrants (Series 2001-A), 2.50% Bonds, (AMBAC INS), 4/1/2003	4,290,785
10,000,000		Lincoln, AL, IDA, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Honda Manufacturing of Alabama LLC)/(Bank of America N.A. LOC)	10,000,000
1,750,000		Lowndes County, AL, IDB (Series 1996), Weekly VRDNs (Warren Oil Company)/(First Union National Bank, Charlotte, NC LOC)	1,750,000
1,170,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC)	1,170,000
17,910,000		Mobile, AL, Airport Authority, MERLOTS (Series 2000-A24), 1.820% TOBs (MBIA INS) (First Union National Bank, Charlotte, NC LIQ), Optional Tender 10/01/2014	17,910,000
2,500,000		Mobile, AL, IDA, Weekly VRDNs (McRae's Industries, Inc.)/(Bank of America N.A. LOC)	2,500,000
2,000,000		Mobile County, AL, IDB, Weekly VRDNs (American Aero Crane)/ (National Bank of Canada, Montreal LOC)	2,000,000
3,000,000		Mobile, AL, IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.)	3,000,000
1,995,000		Montgomery, AL, IDB (Series 1990-A), Weekly VRDNs (Industrial Partners)/ (SunTrust Bank, Atlanta LOC)	1,995,000
3,700,000		Montgomery, AL, (Series 2001), Weekly VRDNs (Hager Hinge)/(Firstar Bank, N.A. LOC)	3,700,000
2,000,000		Montgomery, AL, IDRBs (Series 1996), Weekly VRDNs (CSC Fabrication, Inc.)/(J.P. Morgan Chase Bank LOC)	2,000,000
3,650,000		Montgomery, AL, IDRBs (Series 1996A), Weekly VRDNs (Jobs Co., LLC)/ (Columbus Bank and Trust Co., GA LOC)	3,650,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$960,000		Montgomery-Engelside, AL, Medical Clinic Board (Series 1999-A), Weekly VRDNs (Montgomery Surgical Center, Ltd.)/(SunTrust Bank LOC)	$960,000
3,000,000		Montgomery - Wynlakes Governmental Utility Services Corp., (Series 1995-A), Weekly VRDNs (Vaughn Road, LLC)/(AmSouth Bank N.A., Birmingham LOC)	3,000,000
5,880,000		Perry County, AL, IDRBs (Series 1998), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC)	5,880,000
2,260,000		Phoenix City, AL (Series 1998), Weekly VRDNs (Kudzu, LLC)/(SunTrust Bank, Atlanta LOC)	2,260,000
3,100,000		Piedmont, AL, IDB, Weekly VRDNs (Bostrom Seating, Inc.)/(Chase Manhattan Bank (USA) N.A., Wilmington LOC)	3,100,000
600,000		Piedmont, AL, IDB, Weekly VRDNs (Industrial Partners)/(Wachovia Bank of NC, N.A. LOC)	600,000
11,000,000		Port City Medical Clinic Board, Mobile, AL (Series 1998A), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	11,000,000
2,000,000		Port City Medical Clinic Board, Mobile, AL (Series 1998B), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	2,000,000
2,930,000		Prattville, AL, IDRBs, Weekly VRDNs (Kuhnash Properties/Arkay Plastics)/(PNC Bank, N.A. LOC)	2,930,000
900,000		Scottsboro, AL, IDB (Series 1994), Weekly VRDNs (Maples Industries, Inc.)/ (AmSouth Bank N.A., Birmingham LOC)	900,000
1,750,000		Scottsboro, AL, IDB (Series 2000), Weekly VRDNs (Hisan, Inc.)/(AmSouth Bank N.A., Birmingham LOC)	1,750,000
2,095,000		Shelby County, AL, EDA, Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/(Regions Bank, Alabama LOC)	2,095,000
2,575,000		St. Clair County, AL, IDB (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank, Ltd., Melbourne LOC)	2,575,000
2,080,000		Tallassee, AL, IDB (Series 1998), Weekly VRDNs (Milstead Farm Group, Inc.)/(Regions Bank, Alabama LOC)	2,080,000
2,500,000		Troy, AL, IDB (Series 1997A), Weekly VRDNs (Hudson Cos.)/(AmSouth Bank N.A., Birmingham LOC)	2,500,000
3,000,000		Troy, AL, IDB, IRBs (Series 1996A), Weekly VRDNs (Hudson Sauces & Dressings, Inc.)/(AmSouth Bank N.A., Birmingham LOC)	3,000,000
3,000,000		Tuscaloosa County, AL, Park & Recreation Authority (Series 2000), Weekly VRDNs (AmSouth Bank N.A., Birmingham LOC)	3,000,000
1,125,000		Tuscaloosa County, AL, Warrants, 1.70% Bonds, 2/15/2003	1,125,000
2,000,000		Tuskegee, AL, IDRB (Series 1995), Weekly VRDNs (Concrete Co. (The))/(Columbus Bank and Trust Co., GA LOC)	2,000,000
3,415,000		Vincent, AL, Weekly VRDNs (Headquarters Partnership Project)/(National Australia Bank, Ltd., Melbourne LOC)	3,415,000
1,540,000		Vincent, AL, IDB (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/ (National Australia Bank, Ltd., Melbourne LOC)	1,540,000

		TOTAL	286,132,450

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--1.9%
$5,500,000		Commonwealth of Puerto Rico (Series 2002), 3.00% TRANs, 7/30/2002	$5,511,145

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$291,643,595

Securities that are subject to alternative minimum tax represent 44.6% of the portfolio based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2002, the portfolio securities were rated as follows:

Tier Rating percentage Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2002, these securities amounted to $23,915,000 which represents 8.2% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($290,711,497) at April 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
IRB(s)	--Internal Revenue Bonds
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax Exempt Receipts
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$291,643,595
Cash		110,559
Income receivable		1,066,744

TOTAL ASSETS		292,820,898

Liabilities:
Payable for investments purchased	$1,729,041
Income distribution payable	312,161
Accrued expenses	68,199

TOTAL LIABILITIES		2,109,401

Net assets for 290,711,497 shares outstanding		$290,711,497

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$290,711,497 ÷ 290,711,497 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Interest			$2,715,104

Expenses:
Investment adviser fee		$741,139
Administrative personnel and services fee		111,467
Custodian fees		6,822
Transfer and dividend disbursing agent fees and expenses		22,412
Directors'/Trustees' fees		1,114
Auditing fees		5,705
Legal fees		3,193
Portfolio accounting fees		34,978
Shareholder services fee		370,569
Share registration costs		8,389
Printing and postage		6,830
Insurance premiums		6,229
Miscellaneous		821

TOTAL EXPENSES		1,319,668

Waivers:
Waiver of investment adviser fee	$(475,688)
Waiver of transfer and dividend disbursing agent fees and expenses	(6,641)
Waiver of shareholder services fee	(14,823)

TOTAL WAIVERS		(497,152)

Net expenses			822,516

Net investment income			$1,892,588

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,892,588	$7,764,717

Distributions to Shareholders:
Distributions from net investment income	(1,892,588)	(7,764,717)

Share Transactions:
Proceeds from sale of shares	415,913,424	909,501,953
Net asset value of shares issued to shareholders in payment of distributions declared	1,036,935	4,479,253
Cost of shares redeemed	(427,189,536)	(859,292,631)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,239,177)	54,688,575

Change in net assets	(10,239,177)	54,688,575

Net Assets:
Beginning of period	300,950,674	246,262,099

End of period	$290,711,497	$300,950,674

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.04	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.63%	2.94%	3.77%	2.98%	3.24%	3.26%

Ratios to Average Net Assets:

Expenses	0.55%[3]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	1.28%[3]	2.88%	3.70%	2.95%	3.19%	3.21%

Expense waiver/reimbursement[4]	0.34%[3]	0.35%	0.34%	0.36%	0.37%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$290,711	$300,951	$246,262	$239,001	$189,825	$223,647

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income taxes imposed by the State of Alabama consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $5,008, which will reduce the Fund's taxable income arising from the future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$4,678

2006	$ 330

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2002, capital paid-in aggregated $290,711,497.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Shares sold	415,913,424	909,501,953
Shares issued to shareholders in payment of distributions declared	1,036,935	4,479,253
Shares redeemed	(427,189,536)	(859,292,631)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,239,177)	54,688,575

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $300,020,000 and $294,000,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 80.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.2% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expense and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Alabama Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N260

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G01120-01 (6/02)

Federated Investors
World-Class Investment Manager

Arizona Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Arizona--99.6%
$750,000		Apache County, AZ, IDA (Series A 1983), Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	$750,000
500,000		Apache County, AZ, IDA (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	500,000
3,600,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds (Series 1985B), Weekly VRDNs (FGIC INS)/(Chase Manhattan Bank, New York LIQ)	3,600,000
4,000,000		Arizona School District, COPs, 3.25% TANs, 7/31/2002	4,008,524
2,000,000		Chandler, AZ, IDA, Weekly VRDNs (SMP II LP)/(Bank One, Arizona N.A. LOC)	2,000,000
2,999,000		Chandler, AZ, IDA (Series 1999A), Weekly VRDNs (South Bay Circuits, Inc.)/(Comerica Bank - California LOC)	2,999,000
515,000		Chandler, AZ, Water & Sewer Revenue Authority (Series 2001), 4.25% Bonds (FSA INS), 7/1/2002	516,034
355,000		Chandler, AZ (Series 2001), 4.25% Bonds (FSA INS), 7/1/2002	355,713
4,061,228		Flagstaff, AZ (Series 1999), Weekly VRDNs (Joy Cone Co.)/(Mellon Bank N.A., Pittsburgh LOC)	4,061,228
780,000		Glendale, AZ, IDA, Variable Rate Senior Living Facilities Revenue Bonds, Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	780,000
245,000		Glendale, AZ, Union High School District No. 205, 3.00% Bonds (FSA INS), 7/1/2002	245,000
3,020,000	[2]	Maricopa County, AZ, Community College District, PT-388, 2.82% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/13/2002	3,020,000
4,000,000		Maricopa County, AZ, Community College District, (Series 1994-D), 4.00% Bonds, 7/1/2002	4,015,728
1,010,000		Maricopa County, AZ, 6.25% Bonds (FGIC INS), 7/1/2002	1,016,905
2,400,000		Maricopa County, AZ, IDA, SFM, MERLOTS (Series 2001 A-126), Weekly VRDNs (GNMA INS)/(Wachovia Bank N.A. LIQ)	2,400,000
2,320,000	[2]	Maricopa County, AZ, IDA SFM, MERLOTS (Series 2002-A8), 1.85% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/17/2003	2,320,000
3,740,000		Maricopa County, AZ, IDA (Series 1984), Weekly VRDNs (Gannett Co., Inc.)	3,740,000
1,535,000		Maricopa County, AZ, IDA (Series 1999A), Daily VRDNs (Orangewood CCRC)/(BNP Paribas LOC)	1,535,000
1,985,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA INS)	1,985,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arizona--continued
$3,675,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments)/(FNMA INS)	$3,675,000
4,690,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Rise Inc.)/(Wells Fargo Bank, N.A. LOC)	4,690,000
2,000,000		Maricopa County, AZ, IDA (Series 2001), 1.971% TOBs (San Martin Apartments)/(Bayerische Landesbank Girozentrale), Mandatory Tender 7/1/2002	2,000,000
3,200,000		Maricopa County, AZ, IDA, Multifamily Housing, 1.828% TOBs (Bayerische Landesbank Girozentrale), 3/1/2003	3,200,000
500,000		Mesa, AZ, 6.00% Bonds (AMBAC INS.), 7/1/2002	503,487
1,920,000		Phoenix, AZ, Civic Improvement Corp., PA-405, Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	1,920,000
3,600,000		Phoenix, AZ, Civic Improvement Corp. (Series 2001B), 1.50% CP (Dexia Credit Local LOC), Mandatory Tender 6/14/2002	3,600,000
4,000,000		Phoenix, AZ, Civic Improvement Corp. (Series 2001B), 1.65% CP (Dexia Credit Local LOC), Mandatory Tender 6/21/2002	4,000,000
3,905,000		Phoenix, AZ, IDA (Series 1997), Weekly VRDNs (Interface Data Systems, Inc.)/(Bank One, Arizona N.A. LOC)	3,905,000
1,300,000		Phoenix, AZ, IDA (Series 1998), Weekly VRDNs (Standard Printing Company, Inc.)/(Bank One, Arizona N.A. LOC)	1,300,000
2,965,000		Phoenix, AZ, IDA (Series 2000), Weekly VRDNs (MechoShade West, Inc.)/(Bank One, Arizona N.A. LOC)	2,965,000
500,000		Phoenix, AZ, 6.00% Bonds, 7/1/2002	502,660
1,980,000		Pima County, AZ, IDA (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	1,980,000
2,000,000		Pima County, AZ, IDA, FR/RI-L21 (Series 2000), Weekly VRDNs (Tucson Electric Power Co.)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	2,000,000
4,476,000		Pima County, AZ, IDA, SFM, Roaring Fork (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	4,476,000
3,000,000		Salt River Project, AZ, Agricultural Improvement & Power District, 1.60% CP, Mandatory Tender 6/7/2002	3,000,000
1,250,000		Scottsdale, AZ, IDA, Weekly VRDNs (Scottsdale Memorial Hospitals)/(AMBAC INS)/(Dexia Credit Local LIQ)	1,250,000
1,845,000		Sierra Vista, AZ, IDA (Series 2001A), Weekly VRDNs (Mountain Steppes Apartments)/(FNMA LOC)	1,845,000
1,000,000		Tempe, AZ, IDA (Series 1992), 2.10% TOBs (Safeway, Inc.)/(Bankers Trust Co., New York LOC), Mandatory Tender 5/1/2002	1,000,000
2,450,000	[2]	Tempe, AZ, IDA, PT-466, 2.00% TOBs (Elliot's Crossing Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/13/2002	2,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arizona--continued
$5,140,000		Tucson and Pima County, AZ IDA, SFM, Roaring Fork (Series 2000-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	$5,140,000
1,000,000		Tucson, AZ, IDA, (Series 2002A), Weekly VRDNs (Quality Apartment Living LLC)/(FNMA INS)	1,000,000
650,000		Yavapai, AZ, IDA (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Credit Locale de France LIQ)	650,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$96,900,279

Securities that are subject to alternative minimum tax represent 41.6% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2002, these securities amounted to $7,790,000 which represents 8.0% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($97,318,281) at April 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$96,900,279
Cash		81,757
Income receivable		451,927

TOTAL ASSETS		97,433,963

Liabilities:
Income distribution payable	$93,786
Accrued expenses	21,896

TOTAL LIABILITIES		115,682

Net assets for 97,318,281 shares outstanding		$97,318,281

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$97,318,281 ÷ 97,318,281 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Interest			$909,689

Expenses:
Investment adviser fee		$243,618
Administrative personnel and services fee		61,987
Custodian fees		2,583
Transfer and dividend disbursing agent fees and expenses		15,427
Directors'/Trustees' fees		341
Auditing fees		8,399
Legal fees		1,800
Portfolio accounting fees		20,696
Shareholder services fee		121,809
Share registration costs		9,596
Printing and postage		6,465
Insurance premiums		2,074
Miscellaneous		220

TOTAL EXPENSES		495,015

Waivers:
Waiver of investment adviser fee	$(179,053)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,743)

TOTAL WAIVERS		(180,796)

Net expenses			314,219

Net investment income			$595,470

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$595,470	$2,163,873

Distributions to Shareholders:
Distributions from net investment income	(595,470)	(2,163,873)

Share Transactions:
Proceeds from sale of shares	205,530,038	336,574,763
Net asset value of shares issued to shareholders in payment of distributions declared	196,120	753,410
Cost of shares redeemed	(197,940,977)	(318,592,746)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,785,181	18,735,427

Change in net assets	7,785,181	18,735,427

Net Assets:
Beginning of period	89,533,100	70,797,673

End of period	$97,318,281	$89,533,100

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,			Period Ended
	4/30/2002	2001	2000	1999 [1]	10/31/1998 [2]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.04	0.03	0.01
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.04)	(0.03)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.61%	2.77%	3.66%	2.76%	1.28%

Ratios to Average Net Assets:

Expenses	0.65%[4]	0.64%	0.59%	0.58%	0.32%[4]

Net investment income	1.22%[4]	2.64%	3.61%	2.73%	3.24%[4]

Expense waiver/reimbursement[5]	0.37%[4]	0.42%	0.54%	0.95%	2.21%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$97,318	$89,533	$70,798	$33,933	$34,728

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous period was audited by other auditors.

2 Reflects operations for the period from June 10, 1998 (date of initial public investment) to October 31, 1998.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Arizona Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $1,024, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$700

2009	$324

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the `Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2002, capital paid-in aggregated $97,318,281.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Shares sold	205,530,038	336,574,763
Shares issued to shareholders in payment of distributions declared	196,120	753,410
Shares redeemed	(197,940,977)	(318,592,746)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	7,785,181	18,735,427

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $146,904,000 and $134,378,192, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 60.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.5% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Arizona Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N450

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G02372-04 (6/02)

Federated Investors
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5%[1]
		California--94.5%
$8,700,000		ABAG Finance Authority for Non-Profit Corporations, Weekly VRDNs (Lucile Salter Packard Children's Hospital at Stanford)/(AMBAC INS)/(Bayerische Landesbank Girozentrale LIQ)	$8,700,000
8,380,000		ABAG Finance Authority for Non-Profit Corporations, (Series 1998), Weekly VRDNs (The Harker School Foundation)/(U.S. Bank N.A., Cincinnati LOC)	8,380,000
3,900,000		ABAG Finance Authority for Non-Profit Corporations, (Series 1999), Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC)	3,900,000
9,400,000		ABAG Finance Authority for Non-Profit Corporations, (Series 2000), Weekly VRDNs (Episcopal Homes Foundation)/(Wells Fargo Bank, N.A. LOC)	9,400,000
16,705,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), (Series 1998-10), Weekly VRDNs (San Diego, CA Water Utility Fund)/ (FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	16,705,000
6,500,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), (Series 1998-17), Weekly VRDNs (Sacramento County, CA Airport System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	6,500,000
12,000,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), (Series 1998-25), Weekly VRDNs (Los Angeles, CA Wastewater System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	12,000,000
14,000,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), (Series 1999-7), Weekly VRDNs (Los Angeles, CA Unified School District)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	14,000,000
16,356,000	[2]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), (Series 1999-8), 2.85% TOBs (Contra Costa, CA Water District)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 5/22/2002	16,356,000
6,000,000		Acalanes, CA Union High School District, 3.50% TRANs, 7/2/2002	6,008,738
7,000,000		Alameda Unified School District, CA, 3.25% TRANs, 7/2/2002	7,007,178
18,165,000		Anaheim, CA Public Financing Authority, MERLOTS, (Series 2000 B1), Weekly VRDNs (Anaheim, CA Electric Utility)/(FGIC INS)/(Wachovia Bank N.A. LIQ)	18,165,000
14,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds, (Series 2001A), Weekly VRDNs (AMBAC INS)/(Bayerische Landesbank Girozentrale and State Street Bank and Trust Co. LIQs)	14,000,000
13,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds, (Series 2001C), Weekly VRDNs (AMBAC INS)/(Westdeutsche Landesbank Girozentrale LIQ)	13,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued[1]
		California--continued
$10,000,000		Butte County, CA Office of Education, 2.50% TRANs, 10/18/2002	$10,011,364
10,000,000		California Community College Financing Authority, (Series A), Weekly VRDNs (FSA INS)/(Lehman Brothers, Inc. LIQ)	10,000,000
4,600,000		California Educational Facilities Authority, (Series 2001B), Weekly VRDNs (Loyola Marymount University)/(MBIA INS)/(Allied Irish Banks PLC LIQ)	4,600,000
7,325,000		California HFA, Variable Rate Certificates (Series 1998E), Weekly VRDNs (Bank of America N.A. LIQ)	7,325,000
13,200,000		California Health Facilities Financing Authority, (Series 2002 B), Daily VRDNs (Adventist Health System)/(KBC Bank N.V. LOC)	13,200,000
10,000,000		California Infrastructure & Economic Development Bank, (Series 2001), 1.75% CP (Salvation Army)/(Bank of America N.A. LOC), Mandatory Tender 8/9/2002	10,000,000
20,000,000		California School Cash Reserve Program Authority, (Series A), 4.00% TRANs (AMBAC INS), 7/3/2002	20,045,395
2,700,000		California State Public Works Board, Variable Rate Certificates, (Series 2000B), Weekly VRDNs (Regents of University of California)/ (MBIA INS)/(Bank of America N.A. LIQ)	2,700,000
5,000,000		California State, (Series 2001-02), 3.25% RANs, 6/28/2002	5,008,048
4,400,000		California State, 11.00% Bonds, 9/1/2002	4,524,809
2,000,000		California State, 11.00% Bonds, 10/1/2002	2,071,544
9,200,000		California State, MERLOTS, (Series 2002-A17), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	9,200,000
10,705,000		California State, Roaring Fork (Series 2001-1), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	10,705,000
10,840,000		California State, Trust Receipts (Series 1997 SG 90), Weekly VRDNs (MBIA INS)/(Societe Generale, Paris LIQ)	10,840,000
85,000,000		California Statewide Communities Development Authority, (Series FR/RI-L18), Weekly VRDNs (FSA INS)/(Lehman Brothers, Inc. LIQ)	85,000,000
4,015,000		California Statewide Communities Development Authority, (Series 2000), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,015,000
2,650,000		California Statewide Communities Development Authority, (Series 2000A), Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(BNP Paribas LOC)	2,650,000
2,500,000		California Statewide Communities Development Authority, (Series 2001), Weekly VRDNs (Robert Louis Stevenson School)/(Allied Irish Banks PLC LOC)	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued[1]
		California--continued
$10,000,000		California Statewide Communities Development Authority, (Series 2001), Weekly VRDNs (The Center for Early Education)/(Allied Irish Banks PLC LOC)	$10,000,000
8,445,000		California Statewide Communities Development Authority, (Series 2001: Country Crest), Weekly VRDNs (Lake Oroville Country Retirement)/(Bank of New York LOC)	8,445,000
4,715,000		California Statewide Communities Development Authority, MERLOTS, (Series 1999E), Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ)	4,715,000
18,305,000	[2]	California Statewide Communities Development Authority, (PT-483), 1.80% TOBs (Whispering Winds Apartments)/(FHLMC COL)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 3/13/2003	18,305,000
7,315,000		California Statewide Communities Development Authority, Roaring Forks (Series 2001-H), Weekly VRDNs (Orange Tree Apartments)/(GNMA COL)/(Bank of New York LIQ)	7,315,000
1,105,000		Chula Vista, CA Public Financing Authority, (Series A), 3.00% Bonds (FSA INS), 9/2/2002	1,106,472
9,270,000		Clipper Tax-Exempt Certificates Trust (California Non-AMT), (Series A), Weekly VRDNs (California HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	9,270,000
6,000,000		Compton, CA Solid Waste Management Facilities, (Series 2000), Weekly VRDNs (Union Bank of California LOC)	6,000,000
17,800,000		East Bay Municipal Utility District, CA, 1.50% CP (Westdeutsche Landesbank Girozentrale LIQ), Mandatory Tender 5/22/2002	17,800,000
8,700,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2000A), Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	8,700,000
22,070,000		Encinitas, CA Community Facilities District, (Series 2000 FR/RI A5), Weekly VRDNs (Encinitas Ranch Public Improvements)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	22,070,000
1,600,000		Fairfield, CA, 3.25% TRANs, 6/30/2002	1,601,278
5,000,000		Fairfield-Suisun, CA Unified School District, 3.25% TRANs, 7/2/2002	5,005,076
14,060,000		Fremont, CA, (Series 2001), Weekly VRDNs (Bank of Nova Scotia, Toronto LOC)	14,060,000
34,773,633		Koch Floating Rate Trust (California Non-AMT), (Series 1999-2), Weekly VRDNs (AMBAC/MBIA INS and State Street Bank and Trust Co. LIQs)	34,773,633
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued[1]
		California--continued
$16,330,000		Los Angeles County, CA Metropolitan Transportation Authority, (Second Subordinate Sales Tax Revenue, Series A), 1.50% CP (Bank of America N.A., Bayerische Hypotheken-und Vereinsbank AG, J.P. Morgan Chase Bank and Landesbank Hessen-Thueringen, Frankfurt LOCs), Mandatory Tender 6/3/2002	$16,330,000
6,460,000		Los Angeles County, CA Metropolitan Transportation Authority, (Series 1993 A), Weekly VRDNs (MBIA INS)/(Dexia Credit Local LIQ)	6,460,000
19,995,000		Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	19,995,000
12,555,000		Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts (Series 1998-CMC2), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	12,555,000
5,695,000		Los Angeles County, CA, (Pension Obligation Bonds Series 1996-A), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,695,000
19,000,000		Los Angeles, CA Department of Water & Power, (Subseries B-1) Weekly VRDNs, Los Angeles, CA Department of Water & Power (Water Works/System)/(Dexia Credit Local LIQ)	19,000,000
20,000,000		Los Angeles, CA Department of Water & Power, Short-Term Revenue Certificates, 1.40% CP (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, J.P. Morgan Chase Bank and Westdeutsche Landesbank Girozentrale LOCs), Mandatory Tender 8/8/2002	20,000,000
6,665,000		Los Angeles, CA Unified School District, (Series 2002-JPMC2), Weekly VRDNs (MBIA INS)/(J.P. Morgan Chase & Co. LIQ)	6,665,000
6,000,000		Los Angeles, CA Wastewater System, (Series 2001-B), 1.88% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Optional Tender 10/31/2002	6,000,000
4,000,000		Los Angeles, CA Wastewater System, (Series 2001-C), 1.88% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Optional Tender 10/31/2002	4,000,000
13,500,000		Los Angeles, CA Wastewater System, 1.40% CP, Mandatory Tender 7/25/2002	13,500,000
17,500,000		Monterey Peninsula, CA Water Management District, Wastewater Reclaimation, Weekly VRDNs (Bank of America N.A. LOC)	17,500,000
15,000,000		Moreno Valley Unified School District, CA, 3.75% TRANs, 7/2/2002	15,028,539
4,180,000		Mountain View-Whisman, CA School District, 3.00% TRANs, 7/1/2002	4,182,171
4,500,000		New Haven, CA Unified School District, 3.25% TRANs, 7/2/2002	4,504,568
13,500,000		Northern California Power Agency, Trust Receipts, (Series 1999 SSP-35), Weekly VRDNs (MBIA INS)/(J.P. Morgan Chase Bank LIQ)	13,500,000
3,300,000		Oakland, CA, MERLOTS (Series 2000M), Weekly VRDNs (1800 Harrison Foundation)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	3,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued[1]
		California--continued
$6,000,000		Oceanside, CA Community Development Commission, (Series 1985), Weekly VRDNs (Shadow Way Apartments)/(Wasatch Pool Holdings, LLC)/(FNMA INS)	$6,000,000
4,000,000		Orange County, CA IDA, (Series 1991A), Weekly VRDNs (Casden Lakes LP)/ (FHLMC INS)	4,000,000
8,600,000		Orange County, CA IDA, (Series 1999B), Weekly VRDNs (Riverbend Apartments)/(FHLMC INS)	8,600,000
15,613,244		PBCC LeaseTOPS Trust (California Non-AMT), (Series 1998-1), 2.40% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/9/2002	15,613,244
12,718,904	[2]	PBCC LeaseTOPS Trust (California Non-AMT), (Series 1999-1), 1.95% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 1/29/2003	12,718,904
4,000,000		Pasadena, CA, Historical Rehabilitation Variable Rate Demand Revenue Bonds, (Series 1984), Weekly VRDNs (BW&C/Dodsworth)/(Wells Fargo Bank, N.A. LOC)	4,000,000
4,000,000		Peninsula Corridor Joint Powers Board, CA, (Series 2002A), 2.00% BANs, 1/23/2003	4,019,640
3,000,000		Pleasanton, CA Unified School District, 3.50% TRANs, 7/2/2002	3,004,369
2,000,000		Ravenswood, CA City School District, 3.25% TRANs, 7/2/2002	2,001,982
8,000,000		Regents of University of California, (Series A), 1.35% CP, Mandatory Tender 5/7/2002	8,000,000
17,900,000		Riverside County, CA, (Series A), Weekly VRDNs (Riverside, CA Public Facility Finance)/(Commerzbank AG, Frankfurt LOC)	17,900,000
8,655,000		Riverside, CA, Municipal Securities Trust Receipts (Series 1998-CMC5), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	8,655,000
6,770,000		Riverside, CA, (PT-477), 1.78% TOBs (Sierra Pines Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/6/2001	6,770,000
2,600,000		Sacramento County, CA Sanitation District, MERLOTS (Series 2000 SSS), Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF)	2,600,000
15,400,000		Sacramento County, CA, Trust Receipts (Series 2001 FR/RI-L16), Weekly VRDNs (Lehman Brothers, Inc. LIQ)	15,400,000
16,000,000		Sacramento, CA Municipal Utility District, MERLOTS (Series 2000 A10), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	16,000,000
5,000,000		Sacramento, CA, (Series 1985B), Weekly VRDNs (Woodbridge - 301 LLC)/(Bank One, Arizona N.A. LOC)	5,000,000
17,350,000	[2]	San Bernardino County, CA, (PT-478), 1.80% TOBs (Woodview Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 3/13/2003	17,350,000
35,415,000		San Diego, CA Housing Authority, (PT-501), Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	35,415,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued[1]
		California--continued
$4,000,000		San Diego, CA, Trust Receipts, (Series 2001 FR/RI - L2), Weekly VRDNs (San Diego Gas & Electric)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	$4,000,000
1,450,000		San Dimas, CA Redevelopment Agency, (Series 1995), Weekly VRDNs (St. Francis Associates LP)/(J.P. Morgan Chase Bank LOC)	1,450,000
16,500,000		San Francisco, CA Redevelopment Finance Agency, (Series B1), Weekly VRDNs (Fillmore Center)/(Credit Suisse First Boston LOC)	16,500,000
3,000,000		San Francisco, CA Redevelopment Finance Agency, (Series 1985-A), Weekly VRDNs (Bayside Village)/(Bank One, Arizona N.A. LOC)	3,000,000
5,800,000		San Francisco, CA Redevelopment Finance Agency, (Series 1992 A-1), Weekly VRDNs (Fillmore Center)/(Credit Suisse First Boston LOC)	5,800,000
1,600,000		Santa Clara, CA, (Series 1985-C), Weekly VRDNs (Santa Clara, CA Electric System)/(AMBAC INS)/(Bank One, N.A. (Chicago) LIQ)	1,600,000
6,800,000		Santa Paula, CA Public Financing Authority, (Series 1996), Weekly VRDNs (Santa Paula, CA Water System)/(Union Bank of California LOC)	6,800,000
460,000		South Orange County, CA Public Financing Authority, (2001 Reassessment Revenue Bonds), 3.00% Bonds (Orange County, CA Newport Coast Reassessment District No. 01-1R)/(FSA INS), 9/2/2002	460,687
3,800,000		Southern California Metropolitan Water District, CA, (Series 1999 B), Weekly VRDNs (Bank of America N.A. LIQ)	3,800,000
28,900,000		Southern California Metropolitan Water District, CA, (Series 1999 C), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	28,900,000
12,500,000		Southern California Metropolitan Water District, CA, MERLOTS, (Series 1999 O), Weekly VRDNs (Wachovia Bank N.A. LIQ)	12,500,000
12,795,000		Southern California Public Power Authority, PUTTERs, (Series 157), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	12,795,000
8,000,000		Stanislaus County, CA Office of Education, 3.50% TRANs, 7/16/2002	8,014,114
4,000,000		Sunnyvale, CA School District, 3.25% TRANs, 7/2/2002	4,004,102
2,215,000		Tahoe Truckee, CA Unified School District, MERLOTS, (Series 2001-A72), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,215,000
1,000,000		Upland, CA Community Redevelopment Agency, (Series 1999A), Weekly VRDNs (Northwoods 168)/(FNMA INS)	1,000,000
5,000,000		Vallejo, CA, Water System Revenue Bonds, (Series 2001A), Weekly VRDNs (KBC Bank N.V. LOC)	5,000,000
2,900,000		West Basin, CA Municipal Water District, (Series 1997 B), Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LOC)	2,900,000
3,925,000		West Basin, CA Municipal Water District, (Series 1997 C), Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LOC)	3,925,000

		TOTAL	1,043,611,855

Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued[1]
		Puerto Rico--5.0%
$4,655,000	[2]	Commonwealth of Puerto Rico, PA-636R, 2.65% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/18/2002	$4,655,000
6,575,000	[2]	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), 1.80% TOBs (AMBAC INS)/(Morgan Stanley, Dean Witter & Co. LIQ), Optional Tender 6/13/2002	6,575,000
20,000,000	[2]	Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586, 1.60% TOBs (FSA INS)/(Morgan Stanley, Dean Witter & Co. LIQ), Optional Tender 2/13/2003	20,000,000
3,985,000		Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2000-FFF), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	3,985,000
10,595,000		Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983 A), 2.20% TOBs (Merck & Co., Inc.), Optional Tender 12/1/2002	10,607,180
8,360,000		Puerto Rico Municipal Finance Agency, PA-645, Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	8,360,000
1,365,000		Puerto Rico Public Building Authority, (Series L), 6.875% Bonds (United States Treasury PRF), 7/1/2002 (@101.5)	1,397,176

		TOTAL	55,579,356

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$1,099,191,211

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2002, these securities amounted to $95,959,904 which represents 8.7% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,104,964,448) at April 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal National Home Loan Mortgage Association
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,099,191,211
Cash		126,300
Income receivable		6,913,939

TOTAL ASSETS		1,106,231,450

Liabilities:
Income distribution payable	$1,062,425
Accrued expenses	204,577

TOTAL LIABILITIES		1,267,002

Net assets for 1,104,964,448 shares outstanding		$1,104,964,448

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$605,534,696 ÷ 605,534,696 shares outstanding		$1.00

Institutional Shares:
$265,892,609 ÷ 265,892,609 shares outstanding		$1.00

Cash II Shares:
$233,537,143 ÷ 233,537,143 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Interest			$8,477,501

Expenses:
Investment adviser fee		$2,663,079
Administrative personnel and services fee		400,527
Custodian fees		24,039
Transfer and dividend disbursing agent fees and expenses		139,137
Directors'/Trustees' fees		3,474
Auditing fees		6,391
Legal fees		4,539
Portfolio accounting fees		85,592
Distribution services fee--Cash II Shares		116,473
Shareholder services fee--Institutional Service Shares		791,991
Shareholder services fee--Institutional Shares		393,957
Shareholder services fee--Cash II Shares		145,591
Share registration costs		15,860
Printing and postage		14,683
Insurance premiums		3,483
Miscellaneous		1,876

TOTAL EXPENSES		4,810,692

Waivers:
Waiver of investment adviser fee	$(1,995,172)
Waiver of transfer and dividend disbursing agent fees and expenses	(9,870)
Waiver of distribution services fee--Cash II Shares	(29,118)
Waiver of shareholder services fee--Institutional Shares	(393,957)

TOTAL WAIVERS		(2,428,117)

Net expenses			2,382,575

Net investment income			6,094,926

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,094,926	$22,136,811

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(3,450,353)	(16,243,322)
Institutional Shares	(2,094,111)	(5,449,986)
Cash II Shares	(550,462)	(443,503)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,094,926)	(22,136,811)

Share Transactions:
Proceeds from sale of shares	2,670,768,155	4,110,477,782
Net asset value of shares issued to shareholders in payment of distributions declared	2,694,600	13,700,498
Cost of shares redeemed	(2,567,275,739)	(3,804,154,040)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	106,187,016	320,024,240

Change in net assets	106,187,016	320,024,240

Net Assets:
Beginning of period	998,777,432	678,753,192

End of period	$1,104,964,448	$998,777,432

See Notes which are an integral part of the Financial Statements

Financial Highlights --Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.54%	2.53%	3.28%	2.71%	3.05%	3.19%

Ratios to Average Net Assets:

Expenses	0.50%[3]	0.50%	0.50%	0.50%	0.50%	0.46%

Net investment income	1.09%[3]	2.49%	3.22%	2.68%	2.99%	3.13%

Expense waiver/reimbursement[4]	0.38%[3]	0.39%	0.39%	0.41%	0.43%	0.49%

Supplemental Data:

Net assets, end of period (000 omitted)	$605,535	$642,248	$575,278	$482,813	$363,202	$234,764

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.66%	2.79%	3.54%	2.97%	3.31%	3.44%

Ratios to Average Net Assets:

Expenses	0.25%[3]	0.25%	0.25%	0.25%	0.25%	0.21%

Net investment income	1.34%[3]	2.68%	3.47%	2.93%	3.25%	3.45%

Expense waiver/reimbursement[4]	0.63%[3]	0.64%	0.64%	0.66%	0.67%	0.74%

Supplemental Data:

Net assets, end of period (000 omitted)	$265,893	$304,037	$103,476	$74,370	$41,574	$41,956

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	4/30/2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.02
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.02)

Net Asset Value, End of Period	$1.00	$1.00

Total Return[3]	0.47%	2.00%

Ratios to Average Net Assets:

Expenses	0.65%[4]	0.60%[4]

Net investment income	0.94%[4]	1.96%[4]

Expense waiver/reimbursement[5]	0.43%[4]	0.49%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$233,537	$52,493

1 Reflects operations for the period December 15, 2000 to October 31, 2001.

2 Per share amount does not round to $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $23,830, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 379

2009	$23,451

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2002, capital paid in aggregated $1,104,964,448.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Institutional Service Shares:
Shares sold	1,666,746,088	3,124,572,800
Shares issued to shareholders in payment of distributions declared	2,231,243	12,756,991
Shares redeemed	(1,705,690,437)	(3,070,359,650)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(36,713,106)	66,970,141

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Institutional Shares:
Shares sold	676,959,163	849,969,248
Shares issued to shareholders in payment of distributions declared	117,340	500,004
Shares redeemed	(715,220,963)	(649,907,714)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(38,144,460)	200,561,538

	Six Months Ended 4/30/2002	Period Ended 10/31/2001 [1]
Cash II Shares:
Shares sold	327,062,904	135,935,734
Shares issued to shareholders in payment of distributions declared	346,017	443,503
Shares redeemed	(146,364,339)	(83,886,676)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	181,044,582	52,492,561

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	106,187,016	320,024,240

1 Reflects operations for the period December 15, 2000 (date of initial public investment) to October 31, 2001.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $893,390,000 and $696,775,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Concentration of Credit Risk

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 72.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 17.0% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N179
Cusip 60934N351
Cusip 60934N369

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

0041609 (6/02)

Federated Investors
World-Class Investment Manager

Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Connecticut--99.6%
$2,255,000		Bridgeport, CT (Series 2001E), 3.00% BANs, 7/18/2002	$2,256,875
2,825,000		Connecticut Development Authority Health Care Revenue, Weekly VRDNs (Corporation for Independent Living)/(JP Morgan Chase Bank, New York LOC)	2,825,000
4,000,000		Connecticut Development Authority Health Care Revenue (Series 1993A), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Locale de France LOC)	4,000,000
6,560,000		Connecticut Development Authority Health Care Revenue (Series 1999), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Locale de France LOC)	6,560,000
1,200,000		Connecticut Development Authority, Weekly VRDNs (Banta Associates)/(HSBC Bank USA LOC)	1,200,000
511,800		Connecticut Development Authority, Weekly VRDNs (RSA Corp.)/(Barclays Bank PLC, London LOC)	511,800
1,770,000		Connecticut Development Authority (Series 1997), Weekly VRDNs (Porcelen Ltd., CT LLC)/(Firstar Bank, N.A. LOC)	1,770,000
6,700,000		Connecticut Development Authority (Series 1997A), Weekly VRDNs (Bradley Airport Hotel)/(KBC Bank N.V. LOC)	6,700,000
3,000,000		Connecticut Development Authority (Series 1997B), Weekly VRDNs (Bradley Airport Hotel)/(JP Morgan Chase Bank, New York LOC)	3,000,000
1,000,000		Connecticut Development Authority (Series 1997C), Weekly VRDNs (Bradley Airport Hotel)/(Fleet National Bank LOC)	1,000,000
1,440,000		Connecticut Development Authority (Series 1999), Weekly VRDNs (Pierce Memorial Baptist Home, Inc.)/(Lasalle Bank, N.A. LOC)	1,440,000
4,000,000		Connecticut Development Authority (Series 1999), 1.40% CP (New England Power Co.), Mandatory Tender 5/13/2002	4,000,000
4,100,000		Connecticut Development Authority (Series 1999), 1.45% CP (New England Power Co.), Mandatory Tender 5/13/2002	4,100,000
3,100,000		Connecticut Development Authority (Series 2001), Weekly VRDNs (Learjet, Inc.)/(Bank of America N.A. LOC)	3,100,000
1,840,000		Connecticut Development Authority (Series 2001), Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A. LOC)	1,840,000
4,970,000	[2]	Connecticut State Airport, Floaters PA-826R, 2.70% TOBs (Bradley International Airport)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/18/2002	4,970,000
10,295,000		Connecticut State Airport, Trust Receipts (Series 1999 FR/RI-A12), Weekly VRDNs (Bradley International Airport)/(FGIC INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	10,295,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Connecticut--continued
$4,845,000	[2]	Connecticut State Clean Water Fund, PA-547R, 2.65% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/13/2002	$4,845,000
7,300,000		Connecticut State HEFA (Series 1999A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Lasalle Bank, N.A. LOC)	7,300,000
3,255,000		Connecticut State HEFA (Series 2000A), Weekly VRDNs (Gaylord Hospital)/(Fleet National Bank LOC)	3,255,000
2,500,000		Connecticut State HEFA (Series A), Weekly VRDNs (Forman School Issue)/(Fleet National Bank LOC)	2,500,000
14,000,000		Connecticut State HEFA (Series A), Weekly VRDNs (Hotchkiss School)/ (Northern Trust Co., Chicago, IL LIQ)	14,000,000
1,000,000		Connecticut State HEFA (Series A), Weekly VRDNs (Pomfret School)/(Fleet National Bank LOC)	1,000,000
3,310,000		Connecticut State HEFA (Series A), Weekly VRDNs (Sharon Hospital)/(Fleet National Bank LOC)	3,310,000
3,000,000		Connecticut State HEFA (Series A), Weekly VRDNs (The Whitby School)/(Bank of New York LOC)	3,000,000
1,350,000		Connecticut State HEFA (Series A), Weekly VRDNs (United Methodist Home of Sharon, Inc.)/(Wachovia Bank N.A. LOC)	1,350,000
3,000,000		Connecticut State HEFA (Series A), Weekly VRDNs (Washington Montessori School)/(Wachovia Bank N.A. LOC)	3,000,000
12,000,000		Connecticut State HEFA (Series B), Weekly VRDNs (Hartford Hospital)/(Fleet National Bank LOC)	12,000,000
6,000,000		Connecticut State HEFA (Series C), Weekly VRDNs (Charlotte Hungerfield Hospital)/(Fleet National Bank LOC)	6,000,000
5,000,000		Connecticut State HEFA (Series F), Daily VRDNs (Quinnipiac University)/(Radian Asset Assurance INS)/(JP Morgan Chase Bank, New York LIQ)	5,000,000
2,000,000		Connecticut State HEFA (Series J), Weekly VRDNs (Middlesex Hospital)/(Wachovia Bank N.A. LOC)	2,000,000
6,975,000		Connecticut State HEFA (Series S), 1.50% CP (Yale University), Mandatory Tender 6/3/2002	6,975,000
5,000,000		Connecticut State HEFA (Series S), 1.50% CP (Yale University), Mandatory Tender 6/7/2002	5,000,000
3,340,000		Connecticut State HFA, PT-81, Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	3,340,000
7,315,000		Connecticut State HFA, (Series A), Weekly VRDNs (Elm Haven Rental LPI)/ (Fleet National Bank LOC)	7,315,000
6,960,000		Connecticut State HFA, MERLOTS (Series 2000 BB), Weekly VRDNs (Wachovia Bank N.A. LIQ)	6,960,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Connecticut--continued
$3,055,000		Connecticut State HFA, MERLOTS (Series 2000P), Weekly VRDNs (Wachovia Bank N.A. LIQ)	$3,055,000
3,000,000		Connecticut State HFA (Series II-R-171), Weekly VRDNs (Salomon Smith Barney Holdings, Inc. LIQ)	3,000,000
8,000,000	[2]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), 2.50% TOBs (Bank of America N.A. LIQ), Optional Tender 5/30/2002	8,000,000
7,000,000	[2]	Connecticut State HFA, Variable Rate Certificates (Series 1998T), 1.85% TOBs (Bank of America N.A. LIQ), Optional Tender 8/29/2002	7,000,000
9,315,000		Connecticut State Resource Recovery Authority, PUTTERs (Series 187Z), Weekly VRDNs (MBIA INS)/(JP Morgan Chase Bank, New York LIQ)	9,315,000
12,170,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	12,170,000
5,000,000		Connecticut State Transportation Infrastructure Authority (Series 2000-1), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ)	5,000,000
2,600,000		Connecticut State (Series 2001A), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	2,600,000
5,495,000	[2]	Connecticut State, Floats PA-720R, 1.90% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/12/2002	5,495,000
8,000,000		Connecticut State (Series 2001-JPMC4), Daily VRDNs (J.P. Morgan Chase & Co. LIQ)	8,000,000
4,000,000		Connecticut State, Floater Certificates (Series 2001-617), Weekly VRDNs (Morgan Stanley, Dean Witter & Co. LIQ)	4,000,000
4,000,000	[2]	Connecticut State (Series 2000-515), 2.05% TOBs (Morgan Stanley, Dean Witter & Co. LIQ), Optional Tender 3/28/2003	4,000,000
3,100,000		Connecticut State, Special Assessment Second Injury Fund, 1.45% CP (Caisse Nationale De Credit Agricole, Paris and Dexia Bank, Belgium LIQs), Mandatory Tender 5/20/2002	3,100,000
1,285,000		Durham, CT, 2.25% BANs, 8/7/2002	1,286,362
2,345,000		East Hampton, CT, 1.75% BANs, 8/15/2002	2,348,403
6,800,000		Hartford, CT, Redevelopment Authority, Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ)	6,800,000
4,000,000		Killingly, CT, 2.25% BANs, 9/12/2002	4,007,962
950,000		Marlborough, CT, 2.50% BANs, 11/15/2002	953,030
8,975,000		Meriden, CT, 3.25% BANs, 8/8/2002	8,985,895
6,000,000		Middletown, CT, 2.00% BANs, 10/15/2002	6,009,724
6,000,000		Monroe, CT, 1.85% BANs, 12/18/2002	6,007,445
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Connecticut--continued
$3,810,000		New Britain, CT (Series 1999), Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	$3,810,000
5,000,000		New Britain, CT, 2.875% BANs, 4/11/2003	5,028,876
1,000,000		New Haven, CT (Series 2002A), 1.50% CP (Landesbank Hessen-Thueringen, Frankfurt LOC), Mandatory Tender 6/3/2002	1,000,000
4,500,000		North Canaan, CT, Housing Authority (Series 2001), Weekly VRDNs (Geer Woods, Inc.)/(Wachovia Bank N.A. LOC)	4,500,000
3,000,000		Plainville, CT, 1.60% BANs, 12/12/2002	3,004,533
3,700,000		Regional School District Number 1, CT, 1.75% BANs, 6/5/2002	3,700,703
2,250,000		Regional School District Number 6, CT, 1.50% BANs, 8/15/2002	2,251,606
4,000,000		Seymour, CT, 3.25% BANs, 9/19/2002	4,010,087
3,590,000		Shelton, CT Housing Authority (Series 1998), Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A. LOC)	3,590,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$299,748,301

Securities that are subject to AMT represent 13.7% of the portfolio as calculated based on total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by NRSROs or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2002, these securities amounted to $34,310,000 which represents 11.4% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($300,811,904) at April 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax Exempt Receipts
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$299,748,301
Cash		145,737
Income receivable		1,189,418

TOTAL ASSETS		301,083,456

Liabilities:
Income distribution payable	$221,284
Accrued expenses	50,268

TOTAL LIABILITIES		271,552

Net assets for 300,811,904 shares outstanding		$300,811,904

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$300,811,904 ÷ 300,811,904 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Interest			$2,549,121

Expenses:
Investment adviser fee		$782,952
Administrative personnel and services fee		117,756
Custodian fees		6,499
Transfer and dividend disbursing agent fees and expenses		35,264
Directors'/Trustees' fees		1,096
Auditing fees		5,951
Legal fees		470
Portfolio accounting fees		36,486
Shareholder services fee		391,476
Share registration costs		9,553
Printing and postage		8,848
Insurance premiums		6,891
Miscellaneous		313

TOTAL EXPENSES		1,403,555

Waivers:
Waiver of investment adviser fee	$(168,501)
Waiver of transfer and dividend disbursing agent fees and expenses	(5,976)
Waiver of shareholder services fee	(172,249)

TOTAL WAIVERS		(346,726)

Net expenses			1,056,829

Net investment income			1,492,292

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,492,292	$7,261,268

Distributions to Shareholders:
Distributions from net investment income	(1,492,292)	(7,261,268)

Share Transactions:
Proceeds from sale of shares	446,499,509	741,608,524
Net asset value of shares issued to shareholders in payment of distributions declared	553,007	2,977,687
Cost of shares redeemed	(423,176,155)	(722,323,501)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,876,361	22,262,710

Change in net assets	23,876,361	22,262,710

Net Assets:
Beginning of period	276,935,543	254,672,833

End of period	$300,811,904	$276,935,543

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.48%	2.55%	3.37%	2.64%	2.98%	3.01%

Ratios to Average Net Assets:

Expenses	0.67%[3]	0.65%	0.60%	0.60%	0.60%	0.60%

Net investment income	0.95%[3]	2.53%	3.33%	2.60%	2.93%	2.97%

Expense waiver/reimbursement[4]	0.22%[3]	0.25%	0.30%	0.30%	0.29%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$300,812	$276,936	$254,673	$279,135	$339,567	$271,316

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2002, capital paid-in aggregated $300,811,904.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/30/2001
Shares sold	446,499,509	741,608,524
Shares issued to shareholders in payment of distributions declared	553,007	2,977,687
Shares redeemed	(423,176,155)	(722,323,501)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	23,876,361	22,262,710

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $200,075,000 and $145,674,902, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 50.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.1% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Connecticut Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N559

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

0052406 (6/02)

Federated Investors
World-Class Investment Manager

Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Alaska--1.1%
$3,000,000		Valdez, AK Marine Terminal, (Series 1994B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	$3,000,000

		California--1.1%
3,000,000		Butte County, CA Office of Education, 2.50% TRANs, 10/18/2002	3,003,409

		Colorado--0.2%
545,000		Denver City & County, CO, SFM, Roaring Fork (Series 1999-4) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	545,000

		Florida--73.0%
4,000,000		Alachua County, FL, IDRBs, (Series 1997), Weekly VRDNs (Florida Rock Industries, Inc.)/(Bank of America N.A. LOC)	4,000,000
2,100,000		Brevard County, FL Educational Facilities Authority, (Series A), Weekly VRDNs (Florida Institute of Technology)/(AmSouth Bank N.A., Birmingham LOC)	2,100,000
10,555,000	[2]	Brevard County, FL HFA, (PT- 472), 2.00% TOBs (Palm Place Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/13/2002	10,555,000
2,225,000		Broward County, FL, IDRBs, (Series 1993), Weekly VRDNs (American Whirlpool Products Corp. Project)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,225,000
1,000,000		Broward County, FL, IDRBs, (Series 1997), Weekly VRDNs (Fast Real Estate Partners Ltd.)/(SunTrust Bank LOC)	1,000,000
58,634,000		Clipper Tax-Exempt Certificates Trust (Florida AMT) (Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	58,634,000
1,961,000		Clipper Tax-Exempt Certificates Trust (Florida AMT) (Series 2000-3), Weekly VRDNs (Duval County, FL HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	1,961,000
1,370,000		Coral Springs, FL, (Series 1996), Weekly VRDNs (Royal Plastics Group Ltd.)/(SunTrust Bank LOC)	1,370,000
1,800,000		Dade County, FL IDA, IDRBs, (Series 1996A), Weekly VRDNs (U.S. Holdings, Inc.)/ (Wachovia Bank of NC, N.A. LOC)	1,800,000
150,000		Escambia County, FL HFA, (PA-129) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	150,000
3,705,000		Escambia County, FL HFA, Variable Rate Certificates (Series 2002-B), 2.20% TOBs (GNMA COL)/(Bank of America N.A. LIQ), Optional Tender 4/3/2003	3,705,000
2,405,000		Escambia County, FL HFA, Variable Rate Certificate (Series 2001-C), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	2,405,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$5,355,000	[2]	Florida Housing Finance Corp., (PT - 481), 1.80% TOBs (Oaks at Mill Creek Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 3/1/2003	$5,355,000
2,400,000		Florida State Board of Education Administration, 6.625% Bonds (U.S. Treasury PRF), 6/1/2002 (@101)	2,431,882
5,045,000		Florida State Department of Environmental Protection, Florida Forever (Series B), 4.00% Bonds (MBIA INS), 7/1/2002	5,061,157
5,000,000		Greater Orlando, FL, Aviation Authority, Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	5,000,000
4,100,000		Greater Orlando, FL, Aviation Authority, Adjustable Rate (Series 1997), 2.00% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/3/2002	4,100,000
5,000,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhager Equipment Co.)/(SunTrust Bank LOC)	5,000,000
1,270,000		Hillsborough County, FL IDA, IDRBs, (Series 1996), Weekly VRDNs (VIGO Importing Co. Project)/(Bank of America N.A. LOC)	1,270,000
620,000		Hillsborough County, FL IDA, Variable Rate Demand IDRBs, (Series 1996), Weekly VRDNs (Trident Yacht Building Partnership Project)/(Wachovia Bank of NC, N.A. LOC)	620,000
3,465,000		Hillsborough County, FL IDA, Variable Rate IDRBs, (Series 1998), Weekly VRDNs (SIFCO Industries, Inc.)/(National City Bank, Ohio LOC)	3,465,000
2,400,000		Indian River County, FL, IDRBs, (Series 1997), Weekly VRDNs (Ocean Spray Cranberries, Inc.)/ (Wachovia Bank of NC, N.A. LOC)	2,400,000
2,700,000		Jacksonville, FL IDA, (Series 1996), Weekly VRDNs (Portion Pac, Inc.)/ (Heinz (H.J.) Co. GTD)	2,700,000
3,200,000		Lee County, FL IDA, IDRB, (Series 1994), Weekly VRDNs (Baader North America Corp.)/(Deutsche Bank AG LOC)	3,200,000
4,000,000		Liberty County, FL, (Series 2000), Weekly VRDNs (Sunshine State Cypress, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	4,000,000
1,500,000		Lynn Haven, FL, (Series 1998A), Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama LOC)	1,500,000
2,260,000		Manatee County, FL HFA Weekly VRDNs (Carriage Club)/(Mellon Bank N.A., Pittsburgh LOC)	2,260,000
6,500,000		Manatee County, FL HFA, (Series 1990A), Weekly VRDNs (Harbour Pointe)/(Credit Suisse First Boston LOC)	6,500,000
4,900,000		Manatee County, FL, (Series 1998A), Weekly VRDNs (CFI Manufacturing, Inc. Project)/(Huntington National Bank, Columbus, OH LOC)	4,900,000
2,300,000		Manatee County, FL, (Series 1998), Weekly VRDNs (Mader Electric, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,300,000
2,400,000		Martin County, FL IDA, Tender Industrial Revenue Bonds (Series 1986), Weekly VRDNs (Tampa Farm Service, Inc. Project)/(SunTrust Bank LOC)	2,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$8,590,000		Miami-Dade County, FL HFA, (PT-1349) Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	$8,590,000
990,000		Okeechobee County, FL, (Series 1992), Weekly VRDNs (Chambers Waste Systems)/(J.P. Morgan Chase & Co. LOC)	990,000
840,000		Orange County, FL HFA, Variable Rate Certificates, (Series 1997D), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	840,000
10,000,000		Palm Beach County, FL School District, 2.75% TANs, 9/26/2002	10,030,703
2,370,000		Pasco County, FL Educational Facilities Authority, (Series 1999), Weekly VRDNs (Saint Leo University, FL)/(Allied Irish Banks PLC LOC)	2,370,000
3,310,000		Pinellas County Industry Council, FL Weekly VRDNs (Loulourgas Properties)/ (Wachovia Bank of NC, N.A. LOC)	3,310,000
3,500,000		Pinellas County Industry Council, FL, IDRB, (Series 1994), Weekly VRDNs (Genca Corp. Project)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,500,000
1,758,000		Pinellas County Industry Council, FL, IDRB, (Series 1995), Weekly VRDNs (ATR International, Inc. Project)/ (Wachovia Bank of NC, N.A. LOC)	1,758,000
1,660,000		Pinellas County Industry Council, FL, Variable/Fixed Rate Development Revenue Bonds (Series 1997), Weekly VRDNs (Boyd Industries, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,660,000
2,925,000		Polk County, FL IDA, (Series 1999), Weekly VRDNs (Norman Family Partnership)/(Huntington National Bank, Columbus, OH LOC)	2,925,000
4,700,000		St. Lucie County, FL PCR, (Series 2000), Daily VRDNs (Florida Power & Light Co.)	4,700,000
1,000,000		St. Petersburg, FL HFA, (Series 1997), Weekly VRDNs (Menorah Manor, Inc.)/(SunTrust Bank LOC)	1,000,000
500,000		Sumter County, FL IDA Weekly VRDNs (Great Southern Wood Preserving, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	500,000
3,300,000		Tamarac, FL, IDRB, (Series 1995), Weekly VRDNs (Arch Aluminum & Glass Co., Inc. Project)/(Comerica Bank LOC)	3,300,000
1,200,000		Volusia County, FL IDA Weekly VRDNs (Crane Cams)/(Deutsche Bank AG LOC)	1,200,000
2,300,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/ (Bank of America N.A. LOC)	2,300,000

		TOTAL	203,341,742

		Georgia--3.6%
10,000,000		Crisp County - Cordele, GA IDA, (Series 2000), Weekly VRDNs (Georgia Ductile Foundries LLC)/(Columbus Bank and Trust Co., GA LOC)	10,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--1.2%
$1,275,000		Poseyville, In, (Series 1998B), Weekly VRDNs (North America Green, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	$1,275,000
2,125,000		Poseyville, In, (Series 1998A), Weekly VRDNs (North America Green, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	2,125,000

		TOTAL	3,400,000

		Kansas--2.5%
2,000,000		Burlington, KS, (Series D), 3.25% TOBs (Kansas City Power And Light Co.), Mandatory Tender 8/30/2002	2,000,000
4,890,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	4,890,000

		TOTAL	6,890,000

		Maryland--1.3%
1,875,000		Baltimore County, MD IDA, (Series 1994A), Weekly VRDNs (Pitts Realty LP)/(PNC Bank, Delaware LOC)	1,875,000
1,640,000		Maryland Economic Development Corp., (Series 1996), Weekly VRDNs (Atlantic Pharmaceutical Services, Inc.)/(Allfirst Bank LOC)	1,640,000

		TOTAL	3,515,000

		Minnesota--1.1%
3,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8), 2.95% TOBs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 5/15/2002	3,000,000

		Mississippi--0.5%
1,500,000		Mississippi Home Corp., (Series 1997), Weekly VRDNs (Windsor Park Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,500,000

		Multi State--1.6%
4,500,000		Charter Mac Floater Certificates Trust I, National-1, (Series 2000), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and Toronto Dominion Bank LIQs)	4,500,000

		Texas--3.6%
10,000,000		Texas State, (Series A), 3.75% TRANs, 8/29/2002	10,041,081

		Virginia--0.8%
2,200,000		Falls Church, VA IDA, (Series 1985), 2.85% TOBs (Kaiser Permanente), Optional Tender 5/1/2002	2,200,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--8.0%
$4,100,000		Delavan Darien, WI School District, 3.00% TRANs, 8/26/2002	$4,103,449
3,500,000		Kettle Moraine, WI School District, 2.75% TRANs, 9/3/2002	3,502,447
4,200,000		Menomonie, WI Area School District, 2.50% TRANs, 9/4/2002	4,204,257
2,750,000		Rhinelander, WI School District, 2.50% TRANs, 9/26/2002	2,750,650
5,000,000		Stevens Point, WI Area Public School District, 2.45% TRANs, 10/18/2002	5,005,913
2,900,000		Watertown, WI Unified School District, 2.45% TRANs, 10/30/2002	2,903,252

		TOTAL	22,469,968

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$277,406,200

Securities that are subject to AMT represent 63.3% of the portfolio as calculated based on total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
96.43%	3.57%

2 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2002, these securities amounted to $18,910,000, which represents 6.8% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($278,480,647) at April 30, 2002.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corp.
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PRF	--Prerefunded
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$277,406,200
Cash		57,655
Income receivable		1,479,146

TOTAL ASSETS		278,943,001

Liabilities:
Income distribution payable	$326,145
Accrued expenses	136,209

TOTAL LIABILITIES		462,354

Net assets for 278,480,647 shares outstanding		$278,480,647

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$183,663,797 ÷ 183,663,797 shares outstanding		$1.00

Cash II Shares:
$94,816,850 ÷ 94,816,850 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Interest			$4,421,510

Expenses:
Investment adviser fee		$1,059,759
Administrative personnel and services fee		199,235
Custodian fees		11,617
Transfer and dividend disbursing agent fees and expenses		75,984
Directors'/Trustees' fees		1,786
Auditing fees		7,985
Legal fees		2,512
Portfolio accounting fees		62,584
Distribution services fee--Cash II Shares		381,836
Shareholder services fee--Institutional Shares		280,513
Shareholder services fee--Cash II Shares		381,836
Share registration costs		35,035
Printing and postage		12,845
Insurance premiums		9,441
Miscellaneous		1,014

TOTAL EXPENSES		2,523,982

Waivers:
Waiver of investment adviser fee	$(190,287)
Waiver of transfer and dividend disbursing agent fees and expenses	(15,923)
Waiver of distribution services fee--Cash II Shares	(76,367)
Waiver of shareholder services fee--Institutional Shares	(67,323)

TOTAL WAIVERS		(349,900)

Net expenses			2,174,082

Net investment income			$2,247,428

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,247,428	$10,889,598

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,240,173)	(5,933,975)
Cash II Shares	(1,007,255)	(4,955,623)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,247,428)	(10,889,598)

Share Transactions:
Proceeds from sale of shares	1,439,835,429	1,912,541,990
Net asset value of shares issued to shareholders in payment of distributions declared	524,462	3,037,729
Cost of shares redeemed	(1,471,927,761)	(1,907,713,796)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(31,567,870)	7,865,923

Change in net assets	(31,567,870)	7,865,923

Net Assets:
Beginning of period	310,048,517	302,182,594

End of period	$278,480,647	$310,048,517

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.04	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.56%	2.87%	3.70%	2.79%	3.09%	3.20%

Ratios to Average Net Assets:

Expenses	0.67%[3]	0.65%	0.59%	0.58%	0.58%	0.54%

Net investment income	1.11%[3]	2.83%	3.63%	2.76%	2.96%	3.15%

Expense waiver/reimbursement[4]	0.14%[3]	0.15%	0.20%	0.27%	0.19%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$183,664	$205,177	$189,580	$136,841	$157,194	$479,860

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.03	0.03	0.02	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.03)	(0.03)	(0.02)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.43%	2.62%	3.43%	2.53%	2.83%	2.94%

Ratios to Average Net Assets:

Expenses	0.93%[4]	0.90%	0.85%	0.86%	0.85%	0.80%

Net investment income	0.66%[4]	2.73%	3.20%	2.52%	2.83%	2.88%

Expense waiver/reimbursement[5]	0.13%[4]	0.15%	0.19%	0.24%	0.19%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$94,817	$104,872	$112,603	$216,926	$71,839	$62,756

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Amount is less than $0.01.

3 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The fund offers two classes of shares: Institutional Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida state intangibles tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; difference in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund for federal tax purposes, had a capital loss carryforward of $1,324, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

When-Issued and Delayed Delivery Transactions

The fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such registered securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2002, capital paid-in aggregated $278,480,647.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Institutional Shares:
Shares sold	588,656,227	1,190,368,478
Shares issued to shareholders in payment of distributions declared	437,440	2,670,309
Shares redeemed	(610,606,729)	(1,177,441,951)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(21,513,062)	15,596,836

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Cash II Shares:
Shares sold	851,179,202	722,173,512
Shares issued to shareholders in payment of distributions declared	87,022	367,420
Shares redeemed	(861,321,032)	(730,271,845)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(10,054,808)	(7,730,913)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(31,567,870)	7,865,923

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Shares and Class II Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	0.25%
Class II Shares	0.25%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended April 30, 2002, the Fund's Institutional Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $990,257,000 and $1,069,260,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 44.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 5.7% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expense, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Florida Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N336
Cusip 60934N344

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G00827-02 (6/02)

Federated Investors
World-Class Investment Manager

Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1]
		Alabama--3.7%
$1,500,000		Anniston, AL, IDB (Series 1989-A), Weekly VRDNs (Union Foundry Co.)/ (AmSouth Bank N.A., Birmingham LOC)	$1,500,000
13,000,000		Birmingham, AL Medical Clinic Board, Weekly VRDNs (University of Alabama Health System)/(JP Morgan Guaranty Trust Co., LOC)	13,000,000
6,450,000		Daphne, AL, Special Care Facilities Financing Authority (Series 1998-A), Weekly VRDNs (Presbyterian Retirement Corp.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	6,450,000

		TOTAL	20,950,000

		Alaska--0.5%
1,750,000		North Slope Borough, AK (Series A), Bonds (MBIA INS), 6/30/2002	1,744,284
1,000,000		North Slope Borough, AK (Series A), 5.80% Bonds (MBIA INS), 6/30/2002	1,004,647

		TOTAL	2,748,931

		California--1.8%
2,000,000		Butte County, CA Office of Education, 2.50% TRANs, 10/18/2002	2,002,273
8,000,000		California State (Series 2001-02), 3.25% RANs, 6/28/2002	8,012,877

		TOTAL	10,015,150

		Colorado--2.9%
14,660,000		Denver (City & County), CO, MERLOTS (Series Q), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	14,660,000
1,915,000		Loveland, CO, IDR (Series 1993S), 2.00% TOBs (Safeway, Inc.)/(Bankers Trust Co., New York LOC), Mandatory Tender 6/3/2002	1,915,000

		TOTAL	16,575,000

		Connecticut--0.9%
5,000,000	[2]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), 2.50% TOBs (Bank of America N.A. LIQ), Optional Tender 5/30/2002	5,000,000

		Florida--7.4%
6,000,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1998-9), Weekly VRDNs (Florida State Board of Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	6,000,000
5,000,000		Florida State Department of Environmental Protection, PA-414, Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$18,000,000		Highlands County, FL Health Facilities Authority (Series 1996A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank, Central Florida LOC)	$18,000,000
4,000,000		Lee County, FL IDA (Series 1999B), Weekly VRDNs (Shell Point Village, FL)/ (Bank of America N.A. LOC)	4,000,000
5,500,000		Palm Beach County, FL, (Series 2001), Weekly VRDNs (Hospice of Palm Beach County, Inc.)/(Northern Trust Co., Chicago, IL LOC)	5,500,000
3,800,000		St. Lucie County, FL PCR (Series 2000), Daily VRDNs (Florida Power & Light Co.)	3,800,000

		TOTAL	42,300,000

		Georgia--0.6%
3,265,000		Cherokee County, GA Water & Sewer Authority, MERLOTS (Series 2000A-23), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	3,265,000

		Hawaii--0.5%
3,000,000		Honolulu, HI City & County, (Series 2001C), 2.85% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Optional Tender 12/4/2002	3,013,968

		Illinois--9.5%
10,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 1998-14), Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	10,000,000
10,000,000		Chicago, IL Board of Education, Variable Rate Certificates (Series 1996BB), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	10,000,000
4,995,000		Chicago, IL, Variable Rate Certificates (Series 1998M), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	4,995,000
2,860,000		Huntley (Village), IL Special Service Area Number 10 (Series 1999B), Weekly VRDNs (American National Bank & Trust Co., Chicago LOC)	2,860,000
1,900,000		Illinois Development Finance Authority, (Series 1992), Weekly VRDNs (Field Container Co. LP)/(American National Bank & Trust Co., Chicago LOC)	1,900,000
3,400,000		Illinois Development Finance Authority (Series 1999), Weekly VRDNs (Center for Enriched Living)/(Federal Home Loan Bank of Chicago LOC)	3,400,000
8,050,000		Illinois Health Facilities Authority, (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank One, N.A. (Chicago), Bank of America N.A. and Northern Trust Co., Chicago, IL LIQs)	8,050,000
1,300,000		Illinois State, 5.00% Bonds, 6/1/2002	1,302,541
11,915,000		Lombard, IL (Series 2000), Weekly VRDNs (Clover Creek Apartments)/ (FNMA INS)	11,915,000

		TOTAL	54,422,541

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--1.4%
$5,000,000		Frankfort, IN, EDR, Weekly VRDNs (Wesley Manor, Inc.)/(Allied Irish Banks PLC LOC)	$5,000,000
2,500,000		Indiana Health Facility Financing Authority (Series 2001B), Weekly VRDNs (Bethesda Living Center)/(LaSalle Bank, N.A. LOC)	2,500,000
680,000		Indianapolis, IN, Marion County Indiana Public Library, 3.75% BANs, 7/1/2002	681,631

		TOTAL	8,181,631

		Kansas--0.3%
2,000,000		Hutchinson, KS, (Series A), 3.10% BANs, 6/1/2002	2,000,000

		Kentucky--2.1%
7,500,000		Boone County, KY Weekly, VRDNs (Bemis Co., Inc.)	7,500,000
4,750,000		Kentucky Economic Development Finance Authority (Series 1999B), Weekly VRDNs (Baptist Healthcare System)/(MBIA INS)/(Bank One, Michigan LIQ)	4,750,000

		TOTAL	12,250,000

		Maryland--0.5%
1,500,000		Frederick County, MD (Series 1997E), Weekly VRDNs (Buckinghams Choice, Inc.)/(LaSalle Bank, N.A. LOC)	1,500,000
1,500,000		Montgomery County, MD, EDR, Weekly VRDNs (U.S. Pharmacopeial Convention Facility)/(JP Morgan Chase Bank, New York LOC)	1,500,000

		TOTAL	3,000,000

		Massachusetts--0.8%
4,530,000		Commonwealth of Massachusetts, (Series B), Bonds (AMBAC INS), 8/1/2002	4,499,307

		Michigan--13.6%
5,000,000		Detroit, MI City School District, MERLOTS (Series 2000A-8), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	5,000,000
6,080,000		Detroit, MI City School District, Variable Rate Certificates (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	6,080,000
2,000,000		Detroit, MI Sewage Disposal System, MERLOTS (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,000,000
3,500,000		Detroit, MI Water Supply System, MERLOTS (Series 2000 D), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,500,000
6,000,000		Grand Rapids, MI Economic Development Corp. (Series 2000), Weekly VRDNs (Holland Home Obligated Group)/(Old Kent Bank, Grand Rapids, MI LOC)	6,000,000
2,000,000		Grand Valley, MI State University (Series 2001B), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	2,000,000
1,200,000		Michigan State Hospital Finance Authority (Series 1994), Weekly VRDNs (Mt. Clemens General Hospital)/(Comerica Bank LOC)	1,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$4,700,000		Michigan State Hospital Finance Authority (Series 1999A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC)	$4,700,000
6,880,000		Michigan State Hospital Finance Authority (Series 2000), Weekly VRDNs (Oaklawn Hospital)/(Standard Federal Bank, N.A. LOC)	6,880,000
25,000,000		Michigan State Hospital Finance Authority (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)	25,000,000
4,000,000		Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,000,000
11,500,000		Wayne Westland Community Schools, MI, Floater Certificates (Series 1998-67), Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	11,500,000

		TOTAL	77,860,000

		Minnesota--2.1%
7,255,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/ (Series 2000-8), 2.95% TOBs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 5/15/2002	7,255,000
2,000,000		Bloomington, MN, Multi-Family Housing, Weekly VRDNs (Crow/Bloomington Apartments)/(Citibank N.A., New York LOC)	2,000,000
2,500,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOTS (Series 2000ZZ), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,500,000

		TOTAL	11,755,000

		Missouri--2.0%
2,715,000		Howell County, MO IDA, (Series 1992), 1.45% TOBs (Safeway, Inc.)/(Deutsche Bank AG LOC), Mandatory Tender 8/1/2002	2,715,000
4,450,000		Kansas City, MO IDA, (Series 2001A), Weekly VRDNs (Bethesda Living Center)/(LaSalle Bank, N.A. LOC)	4,450,000
1,000,000		Missouri State HEFA, (Series 2000), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA INS)/(JP Morgan Chase Bank, New York LIQ)	1,000,000
3,500,000		St. Louis County, Rockwood, MO R-6 School District, 3.00% Bonds, 2/1/2003	3,531,237

		TOTAL	11,696,237

		Multi State--5.8%
4,055,222		ABN AMRO Chicago Corp. (Series 1997-1), LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC)	4,055,222
8,062,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate)/(Series A-2), Weekly VRDNs (State Street Corp. LIQ)	8,062,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--continued
$13,782,040		Equity Trust I (Series 1996), Weekly VRDNs (Bayerische Hypotheken-und Verinsbank AG LOC)	$13,782,040
3,589,239		Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2000-1), Weekly VRDNs (AMBAC INS)/(State Street Corp. LIQ)	3,589,239
3,539,719		Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Corp. LIQ)	3,539,719

		TOTAL	33,028,220

		Nevada--0.4%
1,000,000		Clark County, NV Sanitation District (Series A), 6.70% Bonds (United States Treasury PRF), 7/1/2002 (@115.6)	1,016,504
1,000,000		Clark County, NV Sanitation District (Series A), 6.75% Bonds (United States Treasury PRF), 7/1/2002 (@115.2)	1,016,586

		TOTAL	2,033,090

		New York--1.7%
10,000,000	[2]	Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N16), 1.40% TOBs (Bank of New York LIQ), Optional Tender 5/8/2002	10,000,000

		Ohio--4.9%
4,225,000		Cuyahoga County, OH Health Care Facilities (Series 1999), Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC)	4,225,000
15,420,000		Cuyahoga County, OH (Series 1999), Weekly VRDNs (The Renaissance)/(LaSalle Bank, N.A. LOC)	15,420,000
3,000,000		Lorain, OH City School District, 2.18% BANs, 8/14/2002	3,003,670
1,690,000		Ohio State, Mental Health Facilities (Series II-B), 3.00% Bonds, 6/1/2002	1,690,405
2,000,000		University of Cincinnati, OH, (Series BB), 2.25% BANs, 12/19/2002	2,004,984
1,625,000		Westlake, OH, (Series 2), 2.05% BANs, 11/28/2002	1,626,381

		TOTAL	27,970,440

		Oklahoma--0.9%
2,440,000		Muskogee, OK Industrial Trust (Series 1985), Weekly VRDNs (Muskogee Mall LP)/(Bank of America N.A. LOC)	2,440,000
2,810,000		Muskogee, OK Industrial Trust (Series 1985), Weekly VRDNs (Warmack Muskogee LP)/(Bank of America N.A. LOC)	2,810,000

		TOTAL	5,250,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--6.3%
$13,500,000		Doylestown Hospital Authority, PA (Series 1998 B), Weekly VRDNs (AMBAC INS)/(PNC Bank, N.A. LIQ)	$13,500,000
2,000,000		Doylestown Hospital Authority, PA, (Series 1998C) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	2,000,000
10,000,000		Erie County, PA Hospital Authority, Weekly VRDNs (St. Vincent Health System)/(Mellon Bank N.A., Pittsburgh LOC)	10,000,000
2,115,000		Lancaster, PA IDA, (Series 2001A), Weekly VRDNs (Student Lodging and Student Services)/(SunTrust Bank LOC)	2,115,000
1,200,000		Pennsylvania State Higher Education Facilities Authority, (Series 1997-B1), 2.15% TOBs (Allentown College of St. Francis de Sales)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2002	1,200,000
5,900,000		Pennsylvania State Higher Education Facilities Authority (Series 1997B-7), 2.15% TOBs (Saint Francis College, PA)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2002	5,900,000
1,500,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001I-2), 3.00% TOBs (Mercyhurst College)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2002	1,507,435

		TOTAL	36,222,435

		South Carolina--1.7%
9,905,000	[2]	Grand Strand Water & Sewage Authority, SC, MERLOTS (Series 2001-A118), 1.95% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/15/2002	9,905,000

		Tennessee--1.0%
1,500,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank, Nashville LOC)	1,500,000
4,200,000		Shelby County, TN Health Education & Housing Facilities Board (Series 2000), 1.75% CP (Baptist Memorial Hospital)/(Bank of America N.A. LOC), Mandatory Tender 5/2/2002	4,200,000

		TOTAL	5,700,000

		Texas--19.2%
3,528,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 1998-24), Weekly VRDNs (Barbers Hill, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank N.V., Amsterdam LIQ)	3,528,000
1,570,000		Bank One TX Pooled Tax Exempt Trust, COPs (Series 1996), Weekly VRDNs (Bank One, Texas N.A. LOC)	1,570,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$1,750,000		Bell County, TX HFDC (Series 1996C), Weekly VRDNs (Southern Healthcare Systems, Inc.)/(Bank One, Texas N.A. LOC)	$1,750,000
26,300,000		Bexar County, Health Facilities Development Authority, Weekly VRDNs (Air Force Village)/(Bank of America N.A. LOC)	26,300,000
7,785,000	[2]	Dallas, TX (PT-369), Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)	7,785,000
1,100,000		Fort Worth, TX Water & Sewer, 5.00% Bonds, 2/15/2003	1,128,842
10,750,000		Harris County, TX HFDC (Series 2000) Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC)	10,750,000
9,435,000		Houston, TX ISD, Floater Certificates (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley, Dean Witter Funding, Inc. LIQ)	9,435,000
3,985,000		Lower Colorado River Authority, TX, MERLOTS (Series 2000 RRR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	3,985,000
3,500,000	[2]	Lower Colorado River Authority, TX, MERLOTS (Series 2000 ZZZ), 2.60% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 9/4/2002	3,500,000
8,560,000	[2]	McKinney, TX ISD (PT-1180), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ)	8,560,000
5,000,000		Northside, TX ISD (Series A), 3.00% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Dexia Credit Local LIQ), Mandatory Tender 8/1/2002	5,004,928
4,945,000	[2]	Round Rock ISD, TX (PT-1138), 2.75% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 6/20/2002	4,945,000
2,235,000		Round Rock ISD, TX, 6.50% Bonds (Texas Permanent School Fund Guarantee Program GTD), 8/1/2002	2,255,915
4,935,000		San Antonio ISD, TX (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ)	4,935,000
7,000,000		San Antonio, TX Electric & Gas, Municipal Securities Trust Receipts (Series 1997 SG 101), Weekly VRDNs (Societe Generale, Paris LIQ)	7,000,000
7,000,000		Texas State (Series A-L32), 3.75% TRANs, 8/29/2002	7,028,876

		TOTAL	109,461,561

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--0.8%
$1,940,000		Alexandria, VA IDA (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank C/O Crestar Bank, LOC)	$1,940,000
1,250,000		Fairfax County, VA (Series A), 5.50% Bonds, 6/1/2002	1,252,910
1,105,000		Virginia State Housing Development Authority (Series D-1), 3.00% Bonds, 7/1/2002	1,105,000

		TOTAL	4,297,910

		Washington--0.6%
1,000,000		Washington State Public Power Supply System (Series 1998A), 5.00% Bonds (Energy Northwest), 7/1/2002	1,003,766
2,150,000		Washington State, MERLOTS (Series 2001/A101), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,150,000

		TOTAL	3,153,766

		West Virginia--2.1%
5,910,000		Cabell County Commission, WV (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	5,910,000
2,650,000		Oak Hill, WV (Series 1991A), Weekly VRDNs (Fayette Plaza)/(PNC Bank, N.A. LOC)	2,650,000
2,000,000		West Virginia State, 4.00% Bonds, 6/1/2002	2,002,074
1,300,000		West Virginia University, MERLOTS (Series 2002-A15), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	1,300,000

		TOTAL	11,862,074

		Wisconsin--3.7%
2,500,000		Madison, WI (Series A), 5.50% Bonds, 5/1/2002	2,500,000
1,155,000		Milwaukee Wisconsin Area Technical College District, 3.00% Bonds, 6/1/2002	1,155,971
7,000,000		University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	7,000,000
2,600,000		Wisconsin State HEFA (Series 2000), Weekly VRDNs (Grace Lutheran Foundation, Inc.)/(Firstar Bank, N.A. LOC)	2,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
7,000,000		Wisconsin State HEFA, (Series 2001), Weekly VRDNs (Wisconsin Lutheran College)/(U.S. Bank N.A., Cincinnati LOC)	7,000,000
1,000,000		Wisconsin State (Series 2), 5.20% Bonds, 5/1/2002	1,000,000

		TOTAL	21,255,971

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$569,673,232

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2002, these securities amounted to $56,950,000 which represents 10.0% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($571,557,944) at April 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COPs	--Certificates of Participation
CP	--Commercial Paper
EDR	--Economic Development Revenue
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDR	--Industrial Development Revenue
INS	--Insured
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$569,673,232
Cash		55,832
Income receivable		2,498,918

TOTAL ASSETS		572,227,982

Liabilities:
Income distribution payable	$623,049
Accrued expenses	46,989

TOTAL LIABILITIES		670,038

Net assets for 571,577,100 shares outstanding		$571,557,944

Net Assets Consist of:
Paid in capital		$571,569,239
Accumulated net realized loss on investments		(11,295)

TOTAL NET ASSETS		$571,557,944

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$571,557,944 ÷ 571,577,100 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Interest			$5,097,214

Expenses:
Investment adviser fee		$1,150,371
Administrative personnel and services fee		216,270
Custodian fees		11,504
Transfer and dividend disbursing agent fees and expenses		33,870
Directors'/Trustees' fees		1,725
Auditing fees		6,039
Legal fees		3,163
Portfolio accounting fees		49,466
Shareholder services fee		718,982
Share registration costs		7,477
Printing and postage		8,340
Insurance premiums		13,517
Miscellaneous		6,615

TOTAL EXPENSES		2,227,339

Waivers:
Waiver of investment adviser fee	$(333,032)
Waiver of transfer and dividend disbursing agent fees and expenses	(17,477)
Waiver of shareholder services fee	(575,185)

TOTAL WAIVERS		(925,694)

Net expenses			1,301,645

Net investment income			3,795,569

Net realized gain on investments			3,411

Change in net assets resulting from operations			$3,798,980

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,795,569	$16,454,363
Net realized gain on investments	3,411	32,528

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,798,980	16,486,891

Distributions to Shareholders:
Distributions from net investment income	(3,795,569)	(16,519,696)

Share Transactions:
Proceeds from sale of shares	509,426,085	1,280,539,810
Net asset value of shares issued to shareholders in payment of distributions declared	205,915	1,342,855
Cost of shares redeemed	(519,478,208)	(1,259,969,144)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,846,208)	21,913,521

Change in net assets	(9,842,797)	21,880,716

Net Assets:
Beginning of period	581,400,741	559,520,025

End of period	$571,557,944	$581,400,741

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended	Year Ended November 30,
	4/30/2002	10/31/2001	10/31/2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.66%	2.98%	3.46%	2.95%	3.21%	3.31%	3.18%

Ratios to Average Net Assets:

Expenses	0.45%[3]	0.45%	0.45%[3]	0.45%	0.45%	0.45%	0.45%

Net investment income	1.32%[3]	2.93%	3.70%[3]	2.90%	3.17%	3.25%	3.12%

Supplemental Data:

Net assets, end of period (000 omitted)	$571,558	$581,401	$559,520	$527,071	$517,887	$635,519	$747,785

1 The Fund changed its fiscal year-end from November 30 to October 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Tax-Free Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax while seeking relative stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premium are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $21,289 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2006.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2002, capital paid-in aggregated $571,569,239.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Shares sold	509,426,085	1,280,539,810
Shares issued to shareholders in payment of distributions declared	205,915	1,342,855
Shares redeemed	(519,478,208)	(1,259,969,144)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(9,846,208)	21,913,521

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $320,020,600 and $304,830,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Tax-Free Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N666

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8070103 (6/02)

Federated Investors
World-Class Investment Manager

Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1]
		Georgia--98.0%
$33,210,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2004), 2.60% TOBs (Atlanta, GA Airport Revenue)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 9/4/2002	$33,210,000
2,700,000		Albany-Dougherty, GA, Payroll Development Authority, Weekly VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust Co., GA LOC)	2,700,000
3,900,000		Athens-Clarke County, GA, IDA (Series 1988), 1.40% CP (Rhone Merieux, Inc. Project)/(HSBC Bank USA LOC), Mandatory Tender 5/2/2002	3,900,000
1,100,000		Athens-Clarke County, GA, IDA (Series 1997), Weekly VRDNs (Armagh Capital Resource LLC)/(Wachovia Bank of NC, N.A. LOC)	1,100,000
9,620,000		Athens-Clarke County, GA, IDA (Series 2001), Weekly VRDNs (UGA Real Estate Foundation, Inc.)/(SunTrust Bank LOC)	9,620,000
7,375,000	[2]	Atlanta, GA Airport Revenue (PA-916R), 2.30% TOBs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/10/2002	7,375,000
4,520,000		Atlanta, GA Water & Sewer, Variable Rate Certificates (Series 2002A), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	4,520,000
4,760,000		Augusta, GA, HFA (Series 1998), Weekly VRDNs (Sterling Ridge Apartments)/(AmSouth Bank N.A., Birmingham LOC)	4,760,000
2,000,000		Bartow County, GA, IDA (Series 2000), Weekly VRDNs (Eagle Solutions LLC)/(AmSouth Bank N.A., Birmingham LOC)	2,000,000
3,470,000		Brunswick, GA, Housing Authority (Series 1993S) Weekly VRDNs (Island Square Apartments)/(Columbus Bank and Trust Co., GA LOC)	3,470,000
5,000,000		Burke County, GA, Development Authority (Series 2000), 1.75% TOBs (Georgia Power Co.), Mandatory Tender 3/3/2003	5,000,000
5,480,000		Burke County, GA, Development Authority, PCR Bonds, (Series 2001 FR/RI-L27), Weekly VRDNs (Oglethorpe Power Corp.)/(MBIA INS)/(Lehman Brothers, Inc. LIQ)	5,480,000
920,000		Butts County, GA (Series 2001), 2.125% Bonds (AMBAC INS), 10/1/2002	920,466
3,000,000		Carroll County, GA (Series 2001), Weekly VRDNs (Janus Investments LLC)/(Columbus Bank and Trust Co., GA LOC)	3,000,000
2,000,000		Carrollton, GA, Redevelopment Authority, 5.00% Bonds (Carroll County, GA)/(FSA INS), 8/1/2002	2,011,582
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$2,395,000		Cedartown, GA, Development Authority (Series 1998), Weekly VRDNs (Rome Plow Co.)/(SunTrust Bank, Miami LOC)	$2,395,000
540,000		Cherokee County, GA, Development Authority, IDRB, Weekly VRDNs (Morrison Products, GA)/(Key Bank, N.A. LOC)	540,000
3,965,000		Cherokee County, GA Water & Sewer Authority, MERLOTS (Series 2000 A23), Weekly VRDNs (MBIA INS)/(Wachovia Bank of NC, N.A. LIQ)	3,965,000
2,000,000		Clayton County & Clayton County, GA, Water Authority, 6.65% Bonds (United States Treasury PRF), 5/1/2002 (@102)	2,040,000
2,550,000		Clayton County, GA, Housing Authority, (Series 1992), Weekly VRDNs (Oxford Townhomes)/(AmSouth Bank N.A., Birmingham LOC)	2,550,000
16,000,000		Clayton County, GA, Housing Authority, (Series 2000), Weekly VRDNs (Villages at Lake Ridge Apartments) (Timber Mills Partners LP)/(AmSouth Bank N.A., Birmingham LOC)	16,000,000
6,750,000		Clayton County, GA, 5.00% Bonds, 8/1/2002	6,794,310
2,675,000		Cobb County, GA, IDA (Series 1997), Weekly VRDNs (Wyndham Gardens)/(Bankers Trust Co., New York LOC)	2,675,000
1,900,000		Cobb County, GA, IDA, IDRB (Series 1995), Weekly VRDNs (Consolidated Engineering Company, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,900,000
4,000,000		Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority (Series 1996A), Weekly VRDNs (MBIA INS)/(SunTrust Bank, Atlanta LIQ)	4,000,000
1,130,000		College Park, GA, IDA, 5.25% Bonds (AMBAC INS), 9/1/2002	1,142,762
470,000		Columbia County, GA, Development Authority (Series 1991), Weekly VRDNs (Augusta Sportswear, Inc.)/(Wachovia Bank of NC, N.A. LOC)	470,000
5,345,000		Columbus, GA, IDA, Industrial & Port Development Commission (Series 1992), Weekly VRDNs (Maine Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC)	5,345,000
3,000,000		Coweta County, GA, IDA (Series 1995) Weekly VRDNs (Lanelco LLC)/ (Bank One, Michigan LOC)	3,000,000
1,000,000		Coweta County, GA, Water & Sewerage Authority (Series 2001), 3.00% Bonds (Coweta County, GA), 6/1/2002	1,000,082
5,000,000		Crisp County, Cordele, GA, IDA (Series 2000), Weekly VRDNs (Georgia Ductile Foundries LLC)/(Columbus Bank and Trust Co., GA LOC)	5,000,000
8,080,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank of NC, N.A. LIQ)	8,080,000
7,500,000		Dade County, GA, IDA (Series 1997), Weekly VRDNs (Bull Moose Tube Co.)/ (Firstar Bank, N.A. LOC)	7,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$5,295,000		Dalton, GA, Building Authority (Series 2001), 3.20% Bonds (Dalton, GA), 7/1/2002	$5,296,191
1,800,000		Dawson County, GA, Development Authority (Series 1999), Weekly VRDNs (Impulse Investments LLC)/(Wachovia Bank of NC, N.A. LOC)	1,800,000
2,600,000		Dawson County, GA, Development Authority (Series 2002), Weekly VRDNs (Impulse Manufacturing, Inc.)/(Wachovia Bank N.A. LOC)	2,600,000
1,250,000		DeKalb County, GA, Development Authority, Weekly VRDNs (Rock-Tenn Company, Inc.)/(SunTrust Bank, Atlanta LOC)	1,250,000
1,200,000		DeKalb County, GA, Development Authority (Series 1992), Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank, Atlanta LOC)	1,200,000
930,000		DeKalb County, GA, Development Authority (Series 1992), Weekly VRDNs (House of Cheatham, Inc.)/(Bank of America N.A. LOC)	930,000
1,055,000		DeKalb County, GA, Development Authority (Series 1996), Weekly VRDNs (DeKalb Steel, Inc.)/(SouthTrust Bank of Georgia, Atlanta LOC)	1,055,000
2,405,000		DeKalb County, GA Development Authority (Series 1999), Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank, Atlanta LOC)	2,405,000
6,705,000		DeKalb County, GA, 3.00% Bonds, 12/1/2002	6,736,677
3,000,000		DeKalb Private Hospital Authority, GA (Series 1994B), Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta LOC)	3,000,000
2,505,000		DeKalb County, GA, SFM, Roaring Fork Municipal Products LLC (Series 2000-9), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,505,000
5,300,000		Dougherty County, GA, Development Authority (Series 2001), Weekly VRDNs (Deerfield-Windsor School)/(Regions Bank, Alabama LOC)	5,300,000
2,100,000		Douglas County, GA, Development Authority (Series 1997), Weekly VRDNs (Austral Insulated Products, Inc.)/(Regions Bank, Alabama LOC)	2,100,000
640,000		Douglas County, GA, Development Authority (Series 1997), Weekly VRDNs (Paul B. Goble)/(Wachovia Bank of NC, N.A. LOC)	640,000
5,585,000		Douglas County, GA, Development Authority (Series 1998A), Weekly VRDNs (Heritage Bag)/(Wachovia Bank of NC, N.A. LOC)	5,585,000
3,000,000		Forsyth County, GA, Water & Sewerage Authority, 5.00% Bonds (Forsyth County, GA), 4/1/2003	3,089,461
9,240,000		Franklin County, GA, Industrial Building Authority (Series 1995), Weekly VRDNs (Bosal Industries, Inc.)/(Bank of New York LOC)	9,240,000
5,595,000		Fulton County, GA, Development Authority (Series 1999), Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank, Atlanta LOC)	5,595,000
3,500,000		Fulton County, GA, Development Authority (Series 2001), Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC)	3,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$6,245,000	[2]	Fulton County, GA, Housing Authority (PT- 469), 2.00% TOBs (Cimarron & Monterey Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/13/2002	$6,245,000
1,335,000		Fulton County, GA, IDA, Weekly VRDNs (C.K.S. Packaging, Inc.)/(SouthTrust Bank of Georgia, Atlanta LOC)	1,335,000
1,100,000		Fulton County, GA, IDA (Series 1997), Weekly VRDNs (In-Store Media Corp.)/(SunTrust Bank, Atlanta LOC)	1,100,000
4,000,000		Gainesville and Hall County, GA, Development Authority (Series 1999A), Weekly VRDNs (Lanier Village Estates, Inc.)/(Regions Bank, Alabama LOC)	4,000,000
3,800,000		Gainesville and Hall County, GA, Development Authority (Series 2000), Weekly VRDNs (ATEX, Inc.)/(Wachovia Bank of NC, N.A. LOC)	3,800,000
6,000,000		Gainesville and Hall County, GA, Development Authority (Series 2000), Weekly VRDNs (ReConserve, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	6,000,000
2,000,000		Gainesville, GA, Redevelopment Authority (Series 2000), Weekly VRDNs (Riverside Military Academy, Inc.)/(SunTrust Bank, Atlanta LOC)	2,000,000
2,400,000		Gainesville, GA, Redevelopment Authority, Downtown Developments Ltd. (Series 1987), Weekly VRDNs (Downtown Developments Ltd.)/(Regions Bank, Alabama LOC)	2,400,000
2,210,000		Gainesville, GA, Redevelopment Authority, IDRB (Series 1986), Weekly VRDNs (Hotel of Gainesville Associates)/(Regions Bank, Alabama LOC)	2,210,000
1,400,000		Georgia Ports Authority (Series 1996A), Weekly VRDNs (Colonel's Island Terminal)/(SunTrust Bank, Atlanta LOC)	1,400,000
2,140,000		Georgia State HFA, MERLOTS (Series 2001 A-106), Weekly VRDNs (Wachovia Bank of NC, N.A. LIQ)	2,140,000
5,000,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG, Credit Suisse First Boston, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	5,000,000
3,070,000		Georgia State (Series B), 4.50% Bonds, 7/1/2002	3,079,041
1,680,000		Georgia State (Series D), 6.80% Bonds, 8/1/2002	1,700,345
2,475,000		Gwinnett County, GA, IDA (Series 1996), Weekly VRDNs (Sidel, Inc.)/(Bank of America N.A. LOC)	2,475,000
530,000		Gwinnett County, GA, IDA (Series 1997), Weekly VRDNs (Virgil R. Williams, Jr.)/(Wachovia Bank of NC, N.A. LOC)	530,000
2,200,000		Gwinnett County, GA, IDA (Series 1998), Weekly VRDNs (Pace Manufacturing, Inc.)/(AmSouth Bank N.A., Birmingham LOC)	2,200,000
1,200,000		Gwinnett County, GA, IDA (Series 2001), Weekly VRDNs (Gwinnett County, GA)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	1,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$1,800,000		Heard County, GA, Development Authority (Series 1996), Daily VRDNs (Georgia Power Co.)	$1,800,000
6,750,000		Jackson County, GA, IDA (Series 1996), Weekly VRDNs (Buhler Quality Yarns Corp.)/(UBS AG LOC)	6,750,000
1,050,000		Jackson County, GA, IDA (Series 1997), Weekly VRDNs (Mullett Co.)/(Wachovia Bank of NC, N.A. LOC)	1,050,000
400,000		Jefferson, GA, Development Authority (Series 1997), Weekly VRDNs (Ringwood Containers LP)/(Wachovia Bank of NC, N.A. LOC)	400,000
2,800,000		Jefferson, GA, Development Authority (Series 2001), Weekly VRDNs (Building Investment Co. LLC)/(Regions Bank, Alabama LOC)	2,800,000
2,860,000		La Grange, GA, Multi-Family Housing Authority, Revenue Bonds, 2.50% TOBs (Lee's Crossing Project Phase I)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 11/1/2002	2,860,000
3,040,000		La Grange, GA, Multi-Family Housing Authority, Revenue Bonds, 2.50% TOBs (Lee's Crossing Project Phase II)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 11/1/2002	3,040,000
3,630,000		LaGrange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997),Weekly VRDNs (Greenwood Park)/(Columbus Bank and Trust Co., GA LOC)	3,630,000
3,465,000		LaGrange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997),Weekly VRDNs (Meadow Terrace)/(Columbus Bank and Trust Co., GA LOC)	3,465,000
7,770,000		Marietta, GA, Housing Authority, Multi-family Housing Revenue Bonds (Series 1995), Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC)	7,770,000
1,890,000		McDuffie County, GA, Development Authority, Weekly VRDNs (Thomson Plastics)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,890,000
465,000		Milledgeville & Baldwin County, GA, Development Authority (Series 1997), Weekly VRDNs (Oconee Area Properties, Inc.)/(Wachovia Bank of NC, N.A. LOC)	465,000
3,532,000		Milledgeville & Baldwin County, GA, Development Authority (Series 2000), Weekly VRDNs (Vernay Manufacturing, Inc.)/(Firstar Bank, N.A. of Cincinnati LOC)	3,532,000
3,000,000		Monroe County, GA, Development Authority, PCR Bonds, (Series 1999A), Daily VRDNs (Oglethorpe Power Corp. Scherer Project)/(AMBAC INS)/ (J.P. Morgan Chase & Co. LIQ)	3,000,000
10,900,000		Monroe County, GA, Development Authority (Series 2000), Weekly VRDNs (Old Tift College)/(Wachovia Bank of NC, N.A. LOC)	10,900,000
2,300,000		Monroe County, GA, Development Authority, PCR Bonds, (Series 1997) Daily VRDNs (Georgia Power Co.)	2,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$5,920,000		Municipal Electric Authority of Georgia (Series 1985A), 1.65% CP (J.P. Morgan Chase Bank, New York LOC), Mandatory Tender 6/6/2002	$5,920,000
2,160,000		Rockdale County, GA, Development Authority (Series 1995), Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SunTrust Bank, Central Florida LOC)	2,160,000
6,140,000		Rockdale County, GA, Hospital Authority (Series 1994), Weekly VRDNs (Rockdale Hospital)/(SunTrust Bank, Central Florida LOC)	6,140,000
8,000,000		Rockdale County, GA (Series 2002), 2.15% TANs, 12/13/2002	8,012,097
1,000,000		Rome, GA, 5.25% Bonds (Georgia State GTD), 8/1/2002	1,006,328
7,775,000		Rome-Floyd County, GA, Development Authority (Series 2000), Weekly VRDNs (Steel King Industries, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	7,775,000
5,020,000		Rome-Floyd County, GA, Development Authority (Series 2000), Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank Minnesota, N.A. LOC)	5,020,000
2,160,000		Rome-Floyd County, GA, Development Authority (Series 2000A), Weekly VRDNs (Packaging Products Corp.)/(Commerce Bank, Kansas City, N.A. LOC)	2,160,000
4,600,000		Roswell, GA, Housing Authority, Multi-family Housing Refunding Revenue Bonds (Series 1988A), Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC)	4,600,000
7,250,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.)	7,250,000
2,040,000		Stephens County, GA, Development Authority (Series 1999), Weekly VRDNs (Toccoa Packaging, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,040,000
4,620,000		Valdosta, GA, City Schools (Series 2001) 2.19% TANs, 12/31/2002	4,625,745
2,400,000		Walton County, GA, 2.25% Bonds (FGIC INS), 12/1/2002	2,403,722
1,000,000		Wayne County, GA, IDA, Revenue Bonds (Series 1995), Weekly VRDNs (Harsco Corp.)/(Bank of America N.A. LOC)	1,000,000
2,450,000		Whitfield County, GA, Development Authority, Weekly VRDNs (Franklin Industries, Inc.)/(Bank of America N.A. LOC)	2,450,000
1,175,000		Whitfield County, GA Development Authority (Series 1996), Weekly VRDNs (AMC International, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,175,000
3,900,000		Winder-Barrow County, GA, Joint Development Authority (Series 2001), Weekly VRDNs (YMCA Athens, GA)/(Wachovia Bank of NC, N.A. LOC)	3,900,000

		TOTAL	399,395,809

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--1.7%
$5,000,000		Commonwealth of Puerto Rico (Series 2002), 3.00% TRANs, 7/30/2002	$5,010,086
2,000,000	[2]	Puerto Rico Highway and Transportation Authority, Floater Certificates (Series 2001-586), 1.60% TOBs (FSA INS)/(Morgan Stanley, Dean Witter & Co. LIQ), Optional Tender 2/13/2003	2,000,000

		TOTAL	7,010,086

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$406,405,895

Securities that are subject to AMT represent 44.5% of the portfolio as calculated based on portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2002, these securities amounted to $48,830,000 which represents 12.0% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($407,672,362) at April 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corp.
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PRF	--Prerefunded
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$406,405,895
Cash		207,522
Income receivable		1,588,261

TOTAL ASSETS		408,201,678

Liabilities:
Income distribution payable	$462,383
Accrued expenses	66,933

TOTAL LIABILITIES		529,316

Net assets for 407,672,362 shares outstanding		$407,672,362

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$407,672,362 ÷ 407,672,362 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Interest			$3,964,997

Expenses:
Investment adviser fee		$1,100,738
Administrative personnel and services fee		165,551
Custodian fees		10,787
Transfer and dividend disbursing agent fees and expenses		19,081
Directors'/Trustees' fees		1,643
Auditing fees		5,707
Legal fees		2,540
Portfolio accounting fees		44,437
Shareholder services fee		550,369
Share registration costs		13,731
Printing and postage		6,910
Insurance premiums		6,266
Miscellaneous		779

TOTAL EXPENSES		1,928,539

Waivers:
Waiver of investment adviser fee	$(701,170)
Waiver of transfer and dividend disbursing agent fees and expenses	(5,771)
Waiver of shareholder services fee	(132,088)

TOTAL WAIVERS		(839,029)

Net expenses			1,089,510

Net investment income			$2,875,487

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,875,487	$10,394,584

Distributions to Shareholders:
Distributions from net investment income	(2,875,487)	(10,394,584)

Share Transactions:
Proceeds from sale of shares	550,671,947	1,098,161,471
Net asset value of shares issued to shareholders in payment of distributions declared	1,838,549	6,962,858
Cost of shares redeemed	(571,253,276)	(897,006,489)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,742,780)	208,117,840

Change in net assets	(18,742,780)	208,117,840

Net Assets:
Beginning of period	426,415,142	218,297,302

End of period	$407,672,362	$426,415,142

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.04	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.65%	2.96%	3.82%	2.94%	3.33%	3.38%

Ratios to Average Net Assets:

Expenses	0.49%[3]	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	1.31%[3]	2.79%	3.72%	2.90%	3.28%	3.33%

Expense waiver/reimbursement[4]	0.38%[3]	0.40%	0.41%	0.42%	0.44%	0.43%

Supplemental Data:

Net assets, end of period (000 omitted)	$407,672	$426,415	$218,297	$267,132	$168,098	$121,858

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous was audited by the other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligation Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Georgia consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $364, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2002, capital paid-in aggregated $407,672,362.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Shares sold	550,671,947	1,098,161,471
Shares issued to shareholders in payment of distributions declared	1,838,549	6,962,858
Shares redeemed	(571,253,276)	(897,006,489)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(18,742,780)	208,117,840

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $292,870,000 and $333,905,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 81.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.6% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expense and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Georgia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N328

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G01478-01 (6/02)

MASSACHUSETTS MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS—GALAXY-BKB SHARES

(For a Share outstanding throughout each period)

	Six Months
	Ended
	(unaudited)
	April 30,	Year Ended October 31,
	2002	2001	2000	1999[1]	1998	1997

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.54%	2.68%	3.48%	2.70%	3.03%	3.07%

Ratios to Average Net Assets:
Expenses	0.62%[3]	0.62%	0.57%	0.56%	0.57%	0.57%
Net investment income	1.09%[3]	2.70%	3.38%	2.67%	2.97%	3.03%
Expense waiver/reimbursement[4]	0.28%[3]	0.28%	0.31%	0.35%	0.36%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,528	$65,725	$92,810	$199,860	$162,557	$73,837
(1)	Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	Computed on an annualized basis.
(4)	This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

April 30, 2002 (unaudited)
PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—100.8%
Massachusetts—100.8%
$23,166,000	ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT), (Series 1998-12), Weekly VRDNs (Massachusetts Water Resources Authority)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$23,166,000

25,360,000	ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT), (Series 2000-2), Weekly VRDNs (Massachusetts Water Resources Authority)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	25,360,000

1,900,000	Acushnet, MA, 3.20% BANs, 8/16/2002	1,903,257

11,553,000	Amesbury, MA, 2.75% BANs, 3/14/2003	11,624,234

7,000,000	Andover, MA, 2.50% BANs, 12/20/2002	7,030,699

4,150,000	Boston, MA Water & Sewer Commission, General Revenue Bonds, (Series 1994A), Weekly VRDNs (State Street Bank and Trust Co. LOC)	4,150,000

6,760,000	(2) Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 1999-1), 1.60% TOBs (Massachusetts State HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 11/21/2002	6,760,000

15,744,000	(2) Clipper Tax-exempt Certificates Trust (Massachusetts Non-AMT), (Series 2000-2), 1.60% TOBs (Massachusetts Turnpike Authority)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 11/21/2002	15,744,000

11,400,000	(2) Clipper Tax-exempt Certificates Trust (Massachusetts Non-AMT), (Series 2001-4), 1.85% TOBs (Massachusetts Turnpike Authority)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 12/20/2002	11,400,000

33,854,287	Clipper Tax-exempt Certificates Trust, (Series A), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	33,854,287

MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$14,190,000	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Daily VRDNs (Toronto Dominion Bank LIQ)	$14,190,000

15,000,000	Commonwealth of Massachusetts, Floater Certificates (Consolidated Loan Series 2002-621), Weekly VRDNs (FSA INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	15,000,000

3,000,000	Commonwealth of Massachusetts, Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ)	3,000,000

4,835,000	Commonwealth of Massachusetts, (PA-647), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,835,000

5,970,000	Commonwealth of Massachusetts, (PA-793), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	5,970,000

2,400,000	Commonwealth of Massachusetts, (PA-798), Weekly VRDNs (Massachusetts Federal-Aid Highway Program)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,400,000

9,995,000	(2) Commonwealth of Massachusetts, (PA-800R), 2.60% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/29/2002	9,995,000

3,255,000	Commonwealth of Massachusetts, (Series 1999SG), Weekly VRDNs (Societe Generale, Paris LIQ)	3,255,000

5,000,000	Commonwealth of Massachusetts, (Series 2001C), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	5,000,000

5,000,000	(2) Commonwealth of Massachusetts, MERLOTS, (Series 2002-A9), 1.75% TOBs (FSA INS)/(Wachovia Bank NA LIQ), Optional Tender 2/17/2003	5,000,000

2,785,000	Commonwealth of Massachusetts, Variable Rate Certificates, (Series 2001-O), Weekly VRDNs (FSA INS)/(Bank of America NA LIQ)	2,785,000

1,700,000	Dighton-Rehobeth, MA Regional School District, 2.10% BANs, 6/7/2002	1,701,024

MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)

PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$10,000,000	Freetown-Lakeville, MA Regional School District, 3.10% BANs, 7/5/2002	$10,005,197

2,659,000	Gloucester, MA, 3.50% BANs, 8/2/2002	2,664,922

7,240,000	Greater Lawrence Sanitary District, MA, 3.00% BANs, 12/6/2002	7,275,708

2,585,000	Haverhill, MA, 2.75% RANs (Fleet National Bank, Springfield, MA LOC), 11/8/2002	2,596,272

14,857,891	Koch Floating Rate Trust (Massachusetts Non-AMT), (Series 1999-4), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	14,857,891

4,008,000	Leominster, MA, 3.75% BANs, 5/3/2002	4,008,102

20,000,000	Marblehead, MA, 3.00% BANs, 8/22/2002	20,027,163

12,700,000	(2) Massachusetts Bay Transportation Authority, (PT-1218), 2.75% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/18/2002	12,700,000

24,650,000	Massachusetts Bay Transportation Authority, (Series 1999), Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	24,650,000

15,000,000	Massachusetts Bay Transportation Authority, MERLOTS, (Series 2000H), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	15,000,000

2,500,000	Massachusetts Development Finance Agency, (Series 1998A), Weekly VRDNs (Shady Hill School)/(State Street Bank and Trust Co. LOC)	2,500,000

7,451,000	Massachusetts Development Finance Agency, (Series 1999), Weekly VRDNs (Dean College)/(Fleet National Bank, Springfield, MA LOC)	7,451,000

12,000,000	Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Draper Laboratory)/(MBIA INS)/(Morgan Guaranty Trust Co., NY LIQ)	12,000,000

6,000,000	Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC)	6,000,000

MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$9,800,000	Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Wentworth Institute of Technology, Inc.)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	$9,800,000

4,500,000	Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC)	4,500,000

3,300,000	Massachusetts Development Finance Agency, (Series 2001), Weekly VRDNs (The Children’s Museum)/(Citizens Bank of Massachusetts LOC)	3,300,000

7,590,000	Massachusetts Development Finance Agency, (Series 2001A), Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, NA LOC)	7,590,000

2,500,000	Massachusetts Development Finance Agency, (Series 2002), Weekly VRDNs (Justice Resource Institute)/(Fleet National Bank, Springfield, MA LOC)	2,500,000

10,000,000	Massachusetts Development Finance Agency, (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC)	10,000,000

9,955,000	Massachusetts Development Finance Agency, (Series B), Weekly VRDNs (Edgewood Retirement Community Project)/(Fleet National Bank, Springfield, MA LOC)	9,955,000

12,300,000	Massachusetts HEFA, Weekly VRDNs (Harvard University)	12,300,000

11,550,000	Massachusetts HEFA, Weekly VRDNs (Harvard University)	11,550,000

1,635,000	Massachusetts HEFA, (Series 1999), Weekly VRDNs (CIL Realty of Massachusetts)/(Dexia Public Finance Bank SA LOC)	1,635,000

14,700,000	Massachusetts HEFA, (Series A), Weekly VRDNs (Brigham & Women’s Hospital)/(Landesbank Hessen-Thueringen, Frankfurt LOC)	14,700,000

8,000,000	Massachusetts HEFA, (Series A), Weekly VRDNs (University of Massachusetts)/(Dexia Public Finance Bank SA LOC)	8,000,000

6,025,000	Massachusetts HEFA, (Series B), Weekly VRDNs (Endicott College)/(Fleet National Bank, Springfield, MA LOC)	6,025,000

MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)

PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$10,500,000	Massachusetts HEFA, (Series B), Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Fleet National Bank, Springfield, MA LIQ)	$10,500,000

5,870,000	Massachusetts HEFA, (Series B), Weekly VRDNs (New England Carpenters Training Fund)/(Citizens Bank of Massachusetts LOC)	5,870,000

10,195,000	Massachusetts HEFA, MERLOTS, (Series 2000-T), Weekly VRDNs (Simmons College)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	10,195,000

19,990,000	Massachusetts HEFA, MERLOTS, (Series 2000WW), Weekly VRDNs (Harvard University)/(First Union National Bank, Charlotte, NC LIQ)	19,990,000

29,000,000	Massachusetts IFA, (Series 1992B), 1.60% CP (New England Power Co.), Mandatory Tender 6/3/2002	29,000,000

5,900,000	Massachusetts IFA, (Series 1994), Weekly VRDNs (Nova Realty Trust)/(Fleet National Bank, Springfield, MA LOC)	5,900,000

7,490,000	Massachusetts IFA, (Series 1995), Weekly VRDNs (Goddard House)/(Fleet National Bank, Springfield, MA LOC)	7,490,000

7,200,000	Massachusetts IFA, (Series 1995), Weekly VRDNs (Whitehead Institute for Biomedical Research)	7,200,000

7,374,000	Massachusetts IFA, (Series 1996), Weekly VRDNs (Newbury College)/(Fleet National Bank, Springfield, MA LOC)	7,374,000

2,515,000	Massachusetts IFA, (Series 1997), Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Fleet National Bank, Springfield, MA LOC)	2,515,000

5,495,000	Massachusetts IFA, (Series 1997), Weekly VRDNs (Mount Ida College)/(Dexia Public Finance Bank SA LOC)	5,495,000

5,845,000	Massachusetts IFA, (Series 1998A), Weekly VRDNs (JHC Assisted Living Corp.)/(Fleet National Bank, Springfield, MA LOC)	5,845,000

PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$1,025,000	Massachusetts IFA, (Series A), Weekly VRDNs (Hockomock YMCA)/(Fleet National Bank, Springfield, MA LOC)	$1,025,000

9,285,000	Massachusetts IFA, (Series B), Weekly VRDNs (Williston North Hampton School)/(Fleet National Bank, Springfield, MA LOC)	9,285,000

6,625,000	Massachusetts Municipal Wholesale Electric Co., (Stony Brook Intermediate Project Series A), 4.00% Bonds (MBIA INS), 7/1/2002	6,646,970

315,000	Massachusetts Municipal Wholesale Electric Co., (Wyman Project Series A), 4.00% Bonds (MBIA INS), 7/1/2002	316,045

7,000,000	Massachusetts Municipal Wholesale Electric Co., Floater certificates (Series 2001-537) Weekly VRDNs (MBIA INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	7,000,000

10,625,000	Massachusetts Municipal Wholesale Electric Co., Trust Receipts (Series 2000 FR/RI-L3), Weekly VRDNs (MBIA INS)/(Lehman Brothers, Inc. LIQ)	10,625,000

5,185,000	Massachusetts State College Building Authority, MERLOTS, (Series 2000-B11), Weekly VRDNs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	5,185,000

10,000,000	Massachusetts State HFA, MERLOTS, (Series 1999H), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	10,000,000

9,290,000	Massachusetts State HFA, (PT-162), Weekly VRDNs (MBIA INS)/(BNP Paribas SA LIQ)	9,290,000

9,405,000	Massachusetts Turnpike Authority, PUTTERs, (Series 140), Weekly VRDNs (United States Treasury COL)/(J.P. Morgan Chase Bank LIQ)	9,405,000

25,539,000	Massachusetts Turnpike Authority, Variable Rate Certificates, (Series 1997N), Weekly VRDNs (MBIA INS)/(Bank of America NA LIQ)	25,539,000

10,090,000	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	10,090,000

MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)

PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$11,300,000	Massachusetts Water Pollution Abatement Trust Pool, SGA, (Series 87), Daily VRDNs (Societe Generale, Paris LIQ)	$11,300,000

16,500,000	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS, (Series 1999N), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	16,500,000

7,000,000	Massachusetts Water Resources Authority, (Series 1994), 1.30% CP (JP Morgan Chase Bank LOC), Mandatory Tender 5/16/2002	7,000,000

10,000,000	Massachusetts Water Resources Authority, (Series 1994), 1.50% CP (JP Morgan Chase Bank LOC), Mandatory Tender 5/10/2002	10,000,000

1,000,000	Massachusetts Water Resources Authority, (Series 1998D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	1,000,000

9,700,000	Massachusetts Water Resources Authority, (Series 2000B), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	9,700,000

15,000,000	Massachusetts Water Resources Authority, (Series 2000C), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	15,000,000

7,000,000	Massachusetts Water Resources Authority, (Series 1992A), 5.50% Bonds (United States Treasury PRF), 7/15/2002 (@100)	7,055,330

10,000,000	Old Rochester, MA Regional School District, 2.75% BANs, 10/18/2002	10,025,033

9,000,000	Pembroke, MA, 3.25% BANs, 8/8/2002	9,011,872

4,000,000	Seekonk, MA, 2.25% BANs, 2/28/2003	4,017,931

8,500,000	Seekonk, MA, 2.75% BANs, 8/30/2002	8,504,114

9,000,000	Southborough, MA, 2.50% BANs, 11/8/2002	9,030,035

4,250,000	Spencer East Brookfield, MA Regional School District, 3.00% BANs, 4/17/2003	4,277,955

4,295,000	Springfield, MA, 3.25% BANs (Fleet National Bank, Springfield, MA LOC), 6/21/2002	4,297,919

PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$7,965,000	Walpole, MA, 2.25% BANs, 11/7/2002	$7,979,201

4,950,339	Wareham, MA, 3.10% BANs, 6/20/2002	4,952,841

9,150,000	Westwood, MA, 3.10% BANs, 5/29/2002	9,152,052

	Total Investments (at amortized cost)(3)	$828,300,054

(1) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (“NRSROs”) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1, or MIG-2 by Moody’s Investors Service, Inc., or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2002, the portfolio securities were rated as follows:

TIER RATING BASED ON TOTAL MARKET VALUE

First Tier	Second Tier
100.00%	0.00%

(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund’s Board of Trustees. At April 30, 2002, these securities amounted to $61,599,000 which represents 7.5% of net assets.

(3) Also represents cost for federal tax purposes.

MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)

Note: The categories of investments are shown as a percentage of net assets ($821,347,151) at April 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
BANs—Bond Anticipation Notes
COL—Collateralized
CP—Commercial Paper
FGIC—Financial Guaranty Insurance Corporation
FSA—Financial Security Assurance
HEFA—Health and Education Facilities Authority
HFA—Housing Finance Authority
IFA—Industrial Finance Authority
INS—Insured
LIQ—Liquidity Agreement
LOC—Letter of Credit
MBIA—Municipal Bond Insurance Association
MERLOTS—Municipal Exempt Receipts—Liquidity Optional Tender Series
PRF—Prerefunded
PUTTERS—Puttable Tax Exempt Receipts
RANs—Revenue Anticipation Notes
SA—Support Agreement
TOBs—Tender Option Bonds
TOPS—Trust Obligation Participating Securities
VRDNs—Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$828,300,054

Income receivable		4,246,811

Total assets		832,546,865

Liabilities:
Payable for investments purchased	$10,000,000

Income distribution payable	604,284

Payable to bank	561,369

Accrued expenses	34,061

Total liabilities		11,199,714

Net assets for 821,347,151 shares outstanding		$821,347,151

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$761,818,948 ÷ 761,818,948 shares outstanding		$1.00

Galaxy-BKB Shares:
$59,528,203 ÷ 59,528,203 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Interest			$7,386,433

Expenses:
Investment adviser fee		$2,153,962

Administrative personnel and services fee		323,956

Custodian fees		20,742

Transfer and dividend disbursing agent fees and expenses		81,353

Directors’/Trustees’ fees		3,755

Auditing fees		7,017

Legal fees		5,109

Portfolio accounting fees		68,258

Shareholder services fee—Institutional Service Shares		998,130

Shareholder services fee—Galaxy-BKB Shares		78,851

Share registration costs		20,310

Printing and postage		30,655

Insurance premiums		6,443

Miscellaneous		1,539

Total expenses		3,800,080

Waivers—

Waiver of investment adviser fee	$(130,579)

Waiver of transfer and dividend disbursing agent fees and expenses	(19,632)

Waiver of shareholder services fee—Institutional Service Shares	(958,205)

Waiver of shareholder services fee—Galaxy-BKB Shares	(78,851)

Total waivers		(1,187,267)

Net expenses			2,612,813

Net investment income			$4,773,620

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH
TRUST STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended
	(unaudited)	Year Ended
	April 30, 2002	October 31, 2001
Increase (Decrease) in Net Assets:
Operations—

Net investment income	$4,773,620	$23,956,768

Distributions to Shareholders—

Distributions from net investment income

Institutional Service Shares	(4,426,936)	(21,786,555)

Galaxy-BKB Shares	(346,684)	(2,170,213)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,773,620)	(23,956,768)

Share Transactions—

Proceeds from sale of shares	887,194,535	1,914,559,669

Net asset value of shares issued to shareholders in payment of distributions declared	3,090,866	15,209,559

Cost of shares redeemed	(856,989,758)	(1,960,323,615)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	33,295,643	(30,554,387)

Change in net assets	33,295,643	(30,554,387)

Net Assets:
Beginning of period	788,051,508	818,605,895

End of period	$821,347,151	$788,051,508

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS

April 30, 2002 (unaudited)

(1) ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Galaxy-BKB Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”).

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund’s policy to comply with the provisions of the Internal Revenue Code, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $5,315, which will reduce the Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and this will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the “Trustees”). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At April 30, 2002, capital paid-in aggregated $821,347,151.

Transactions in shares were as follows:

	Six Months
	Ended	Year Ended
	April 30,	October 31,
	2002	2001
Institutional Service Shares:
Shares sold	864,562,008	1,824,854,145
Shares issued to shareholders in payment of distributions declared	2,796,825	13,040,036
Shares redeemed	(827,866,685)	(1,841,363,112)

Net Change Resulting From Institutional Service Share
Transactions	39,492,148	(3,468,931)

Galaxy-BKB Shares:
Shares sold	22,632,527	89,705,524
Shares issued to shareholders in payment of distributions declared	294,041	2,169,523
Shares redeemed	(29,123,073)	(118,960,503)

Net Change Resulting from Galaxy-BKB Share Transactions	(6,196,505)	(27,085,456)

Net Change Resulting from Share Transactions	33,295,643	(30,554,387)

MASSACHUSETTS MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(4) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company (“FServ”), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Service Fee

Under the terms of a Shareholder Service Agreement with Federated Shareholder Services Company (“FSSC”), the Fund will pay FSSC up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with Fleet National Bank, the Fund will pay Fleet National Bank, up to 0.25% of average daily net assets of Galaxy-BKB Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and Fleet National Bank may voluntarily choose to waive any portion of their fees. FSSC and Fleet National Bank can modify or terminate these voluntary waivers at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $417,394,144 and $346,785,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 59.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16.7% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) if none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Semi-Annual Report

to Shareholders

[Logo of Galaxy Funds Galaxy-BKB Shares]

Massachusetts
Municipal
Cash Trust—
Galaxy-BKB Shares

April 30, 2002

[Logo of Galaxy Funds Galaxy-BKB Shares]

THE GALAXY FUNDS
P.O. BOX 6520
PROVIDENCE, RI 02940-6520
WWW.GALAXYFUNDS.COM

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Cusip 60934N237
G00191-02 (6/02)

File No. 811-5950

MF-0136

Federated Investors
World-Class Investment Manager

Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.8%[1]
		Massachusetts--100.8%
$23,166,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT), (Series 1998-12), Weekly VRDNs (Massachusetts Water Resources Authority)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$23,166,000
25,360,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT), (Series 2000-2), Weekly VRDNs (Massachusetts Water Resources Authority)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	25,360,000
1,900,000		Acushnet, MA, 3.20% BANs, 8/16/2002	1,903,257
11,553,000		Amesbury, MA, 2.75% BANs, 3/14/2003	11,624,234
7,000,000		Andover, MA, 2.50% BANs, 12/20/2002	7,030,699
4,150,000		Boston, MA Water & Sewer Commission, General Revenue Bonds, (Series 1994A), Weekly VRDNs (State Street Bank and Trust Co. LOC)	4,150,000
6,760,000	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 1999-1), 1.60% TOBs (Massachusetts State HFA)/(MBIA INS)/ (State Street Bank and Trust Co. LIQ), Optional Tender 11/21/2002	6,760,000
15,744,000	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 2000-2), 1.60% TOBs (Massachusetts Turnpike Authority)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 11/21/2002	15,744,000
11,400,000	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 2001-4), 1.85% TOBs (Massachusetts Turnpike Authority)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 12/20/2002	11,400,000
33,854,287		Clipper Tax-Exempt Certificates Trust, (Series A), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	33,854,287
14,190,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Daily VRDNs (Toronto Dominion Bank LIQ)	14,190,000
15,000,000		Commonwealth of Massachusetts, Floater Certificates (Consolidated Loan Series 2002-621), Weekly VRDNs (FSA INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	15,000,000
3,000,000		Commonwealth of Massachusetts, Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$4,835,000		Commonwealth of Massachusetts, (PA-647), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	$4,835,000
5,970,000		Commonwealth of Massachusetts, (PA-793), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	5,970,000
2,400,000		Commonwealth of Massachusetts, (PA-798), Weekly VRDNs (Massachusetts Federal-Aid Highway Program)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,400,000
9,995,000	[2]	Commonwealth of Massachusetts, (PA-800R), 2.60% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/29/2002	9,995,000
3,255,000		Commonwealth of Massachusetts, (Series 1999SG), Weekly VRDNs (Societe Generale, Paris LIQ)	3,255,000
5,000,000		Commonwealth of Massachusetts, (Series 2001C), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	5,000,000
5,000,000	[2]	Commonwealth of Massachusetts, MERLOTS, (Series 2002-A9), 1.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/17/2003	5,000,000
2,785,000		Commonwealth of Massachusetts, Variable Rate Certificates, (Series 2001-O), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	2,785,000
1,700,000		Dighton-Rehobeth, MA Regional School District, 2.10% BANs, 6/7/2002	1,701,024
10,000,000		Freetown-Lakeville, MA Regional School District, 3.10% BANs, 7/5/2002	10,005,197
2,659,000		Gloucester, MA, 3.50% BANs, 8/2/2002	2,664,922
7,240,000		Greater Lawrence Sanitary District, MA, 3.00% BANs, 12/6/2002	7,275,708
2,585,000		Haverhill, MA, 2.75% RANs (Fleet National Bank, Springfield, MA LOC), 11/8/2002	2,596,272
14,857,891		Koch Floating Rate Trust (Massachusetts Non-AMT), (Series 1999-4), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	14,857,891
4,008,000		Leominster, MA, 3.75% BANs, 5/3/2002	4,008,102
20,000,000		Marblehead, MA, 3.00% BANs, 8/22/2002	20,027,163
12,700,000	[2]	Massachusetts Bay Transportation Authority, (PT-1218), 2.75% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/18/2002	12,700,000
24,650,000		Massachusetts Bay Transportation Authority, (Series 1999), Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	24,650,000
15,000,000		Massachusetts Bay Transportation Authority, MERLOTS, (Series 2000H), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$2,500,000		Massachusetts Development Finance Agency, (Series 1998A), Weekly VRDNs (Shady Hill School)/(State Street Bank and Trust Co. LOC)	$2,500,000
7,451,000		Massachusetts Development Finance Agency, (Series 1999), Weekly VRDNs (Dean College)/(Fleet National Bank, Springfield, MA LOC)	7,451,000
12,000,000		Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Draper Laboratory)/(MBIA INS)/(Morgan Guaranty Trust Co., NY LIQ)	12,000,000
6,000,000		Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC)	6,000,000
9,800,000		Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Wentworth Institute of Technology, Inc.)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	9,800,000
4,500,000		Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC)	4,500,000
3,300,000		Massachusetts Development Finance Agency, (Series 2001), Weekly VRDNs (The Children's Museum)/(Citizens Bank of Massachusetts LOC)	3,300,000
7,590,000		Massachusetts Development Finance Agency, (Series 2001A), Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC)	7,590,000
2,500,000		Massachusetts Development Finance Agency, (Series 2002), Weekly VRDNs (Justice Resource Institute)/(Fleet National Bank, Springfield, MA LOC)	2,500,000
10,000,000		Massachusetts Development Finance Agency, (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC)	10,000,000
9,955,000		Massachusetts Development Finance Agency, (Series B), Weekly VRDNs (Edgewood Retirement Community Project)/(Fleet National Bank, Springfield, MA LOC)	9,955,000
12,300,000		Massachusetts HEFA, Weekly VRDNs (Harvard University)	12,300,000
11,550,000		Massachusetts HEFA, Weekly VRDNs (Harvard University)	11,550,000
1,635,000		Massachusetts HEFA, (Series 1999), Weekly VRDNs (CIL Realty of Massachusetts)/(Dexia Public Finance Bank SA LOC)	1,635,000
14,700,000		Massachusetts HEFA, (Series A), Weekly VRDNs (Brigham & Women's Hospital)/(Landesbank Hessen-Thueringen, Frankfurt LOC)	14,700,000
8,000,000		Massachusetts HEFA, (Series A), Weekly VRDNs (University of Massachusetts)/(Dexia Public Finance Bank SA LOC)	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$6,025,000		Massachusetts HEFA, (Series B), Weekly VRDNs (Endicott College)/ (Fleet National Bank, Springfield, MA LOC)	$6,025,000
10,500,000		Massachusetts HEFA, (Series B), Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Fleet National Bank, Springfield, MA LIQ)	10,500,000
5,870,000		Massachusetts HEFA, (Series B), Weekly VRDNs (New England Carpenters Training Fund)/(Citizens Bank of Massachusetts LOC)	5,870,000
10,195,000		Massachusetts HEFA, MERLOTS, (Series 2000-T), Weekly VRDNs (Simmons College)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	10,195,000
19,990,000		Massachusetts HEFA, MERLOTS, (Series 2000WW), Weekly VRDNs (Harvard University)/(First Union National Bank, Charlotte, NC LIQ)	19,990,000
29,000,000		Massachusetts IFA, (Series 1992B), 1.60% CP (New England Power Co.), Mandatory Tender 6/3/2002	29,000,000
5,900,000		Massachusetts IFA, (Series 1994), Weekly VRDNs (Nova Realty Trust)/ (Fleet National Bank, Springfield, MA LOC)	5,900,000
7,490,000		Massachusetts IFA, (Series 1995), Weekly VRDNs (Goddard House)/ (Fleet National Bank, Springfield, MA LOC)	7,490,000
7,200,000		Massachusetts IFA, (Series 1995), Weekly VRDNs (Whitehead Institute for Biomedical Research)	7,200,000
7,374,000		Massachusetts IFA, (Series 1996), Weekly VRDNs (Newbury College)/ (Fleet National Bank, Springfield, MA LOC)	7,374,000
2,515,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Fleet National Bank, Springfield, MA LOC)	2,515,000
5,495,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Mount Ida College)/ (Dexia Public Finance Bank SA LOC)	5,495,000
5,845,000		Massachusetts IFA, (Series 1998A), Weekly VRDNs (JHC Assisted Living Corp.)/(Fleet National Bank, Springfield, MA LOC)	5,845,000
1,025,000		Massachusetts IFA, (Series A), Weekly VRDNs (Hockomock YMCA)/ (Fleet National Bank, Springfield, MA LOC)	1,025,000
9,285,000		Massachusetts IFA, (Series B), Weekly VRDNs (Williston North Hampton School)/(Fleet National Bank, Springfield, MA LOC)	9,285,000
6,625,000		Massachusetts Municipal Wholesale Electric Co., (Stony Brook Intermediate Project Series A), 4.00% Bonds (MBIA INS), 7/1/2002	6,646,970
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$315,000		Massachusetts Municipal Wholesale Electric Co., (Wyman Project Series A), 4.00% Bonds (MBIA INS), 7/1/2002	$316,045
7,000,000		Massachusetts Municipal Wholesale Electric Co., Floater certificates (Series 2001-537) Weekly VRDNs (MBIA INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	7,000,000
10,625,000		Massachusetts Municipal Wholesale Electric Co., Trust Receipts (Series 2000 FR/RI-L3), Weekly VRDNs (MBIA INS)/(Lehman Brothers, Inc. LIQ)	10,625,000
5,185,000		Massachusetts State College Building Authority, MERLOTS, (Series 2000-B11), Weekly VRDNs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	5,185,000
10,000,000		Massachusetts State HFA, MERLOTS, (Series 1999H), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	10,000,000
9,290,000		Massachusetts State HFA, (PT-162), Weekly VRDNs (MBIA INS)/ (BNP Paribas SA LIQ)	9,290,000
9,405,000		Massachusetts Turnpike Authority, PUTTERs, (Series 140), Weekly VRDNs (United States Treasury COL)/(J.P. Morgan Chase Bank LIQ)	9,405,000
25,539,000		Massachusetts Turnpike Authority, Variable Rate Certificates, (Series 1997N), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	25,539,000
10,090,000		Massachusetts Water Pollution Abatement Trust Pool, (PT-1185), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	10,090,000
11,300,000		Massachusetts Water Pollution Abatement Trust Pool, SGA, (Series 87), Daily VRDNs (Societe Generale, Paris LIQ)	11,300,000
16,500,000		Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS, (Series 1999N), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	16,500,000
7,000,000		Massachusetts Water Resources Authority, (Series 1994), 1.30% CP (J.P. Morgan Chase Bank LOC), Mandatory Tender 5/16/2002	7,000,000
10,000,000		Massachusetts Water Resources Authority, (Series 1994), 1.50% CP (J.P. Morgan Chase Bank LOC), Mandatory Tender 5/10/2002	10,000,000
1,000,000		Massachusetts Water Resources Authority, (Series 1998D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	1,000,000
9,700,000		Massachusetts Water Resources Authority, (Series 2000B), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	9,700,000
15,000,000		Massachusetts Water Resources Authority, (Series 2000C), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$7,000,000		Massachusetts Water Resources Authority, (Series 1992A), 5.50% Bonds (United States Treasury PRF), 7/15/2002 (@100)	$7,055,330
10,000,000		Old Rochester, MA Regional School District, 2.75% BANs, 10/18/2002	10,025,033
9,000,000		Pembroke, MA, 3.25% BANs, 8/8/2002	9,011,872
4,000,000		Seekonk, MA, 2.25% BANs, 2/28/2003	4,017,931
8,500,000		Seekonk, MA, 2.75% BANs, 8/30/2002	8,504,114
9,000,000		Southborough, MA, 2.50% BANs, 11/8/2002	9,030,035
4,250,000		Spencer East Brookfield, MA Regional School District, 3.00% BANs, 4/17/2003	4,277,955
4,295,000		Springfield, MA, 3.25% BANs (Fleet National Bank, Springfield, MA LOC), 6/21/2002	4,297,919
7,965,000		Walpole, MA, 2.25% BANs, 11/7/2002	7,979,201
4,950,339		Wareham, MA, 3.10% BANs, 6/20/2002	4,952,841
9,150,000		Westwood, MA, 3.10% BANs, 5/29/2002	9,152,052

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$828,300,054

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2002, these securities amounted to $61,599,000 which represents 7.5% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($821,347,151) at April 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Corporation
FSA	--Financial Security Assurance
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Insurance Association
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
SA	--Support Agreement
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$828,300,054
Income receivable		4,246,811

TOTAL ASSETS		832,546,865

Liabilities:
Payable for investments purchased	$10,000,000
Income distribution payable	604,284
Payable to bank	561,369
Accrued expenses	34,061

TOTAL LIABILITIES		11,199,714

Net assets for 821,347,151 shares outstanding		$821,347,151

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$761,818,948 ÷ 761,818,948 shares outstanding		$1.00

Galaxy-BKB Shares:
$59,528,203 ÷ 59,528,203 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Interest			$7,386,433

Expenses:
Investment adviser fee		$2,153,962
Administrative personnel and services fee		323,956
Custodian fees		20,742
Transfer and dividend disbursing agent fees and expenses		81,353
Directors'/Trustees' fees		3,755
Auditing fees		7,017
Legal fees		5,109
Portfolio accounting fees		68,258
Shareholder services fee--Institutional Service Shares		998,130
Shareholder services fee--Galaxy-BKB Shares		78,851
Share registration costs		20,310
Printing and postage		30,655
Insurance premiums		6,443
Miscellaneous		1,539

TOTAL EXPENSES		3,800,080

Waivers:
Waiver of investment adviser fee	$(130,579)
Waiver of transfer and dividend disbursing agent fees and expenses	(19,632)
Waiver of shareholder services fee--Institutional Service Shares	(958,205)
Waiver of shareholder services fee--Galaxy-BKB Shares	(78,851)

TOTAL WAIVERS		(1,187,267)

Net expenses			2,612,813

Net investment income			$4,773,620

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,773,620	$23,956,768

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(4,426,936)	(21,786,555)
Galaxy-BKB Shares	(346,684)	(2,170,213)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,773,620)	(23,956,768)

Share Transactions:
Proceeds from sale of shares	887,194,535	1,914,559,669
Net asset value of shares issued to shareholders in payment of distributions declared	3,090,866	15,209,559
Cost of shares redeemed	(856,989,758)	(1,960,323,615)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	33,295,643	(30,554,387)

Change in net assets	33,295,643	(30,554,387)

Net Assets:
Beginning of period	788,051,508	818,605,895

End of period	$821,347,151	$788,051,508

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.55%	2.70%	3.49%	2.71%	3.04%	3.09%

Ratios to Average Net Assets:

Expenses	0.60%[3]	0.60%	0.56%	0.56%	0.55%	0.55%

Net investment income	1.11%[3]	2.68%	3.47%	2.69%	2.98%	3.05%

Expense waiver/reimbursement[4]	0.27%[3]	0.27%	0.30%	0.34%	0.36%	0.40%

Supplemental Data:

Net assets, end of period (000 omitted)	$761,819	$722,327	$725,796	$411,292	$256,386	$141,869

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Galaxy-BKB Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.54%	2.68%	3.48%	2.70%	3.03%	3.07%

Ratios to Average Net Assets:

Expenses	0.62%[3]	0.62%	0.57%	0.56%	0.57%	0.57%

Net investment income	1.09%[3]	2.70%	3.38%	2.67%	2.97%	3.03%

Expense waiver/reimbursement[4]	0.28%[3]	0.28%	0.31%	0.35%	0.36%	0.39%

Supplemental Data:

Net assets, end of period (000 omitted)	$59,528	$65,725	$92,810	$199,860	$162,557	$73,837

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Galaxy-BKB Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $5,315, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and this will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At April 30, 2002, capital paid-in aggregated $821,347,151.

Transactions in shares were as follows:

Institutional Service Shares:	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Shares sold	864,562,008	1,824,854,145
Shares issued to shareholders in payment of distributions declared	2,796,825	13,040,036
Shares redeemed	(827,866,685)	(1,841,363,112)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	39,492,148	(3,468,931)

Galaxy-BKB Shares:	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Shares sold	22,632,527	89,705,524
Shares issued to shareholders in payment of distributions declared	294,041	2,169,523
Shares redeemed	(29,123,073)	(118,960,503)

NET CHANGE RESULTING FROM GALAXY-BKB SHARE TRANSACTIONS	(6,196,505)	(27,085,456)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	33,295,643	(30,554,387)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Service Fee

Under the terms of a Shareholder Service Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with Fleet National Bank, the Fund will pay Fleet National Bank, up to 0.25% of average daily net assets of Galaxy-BKB Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and Fleet National Bank may voluntarily choose to waive any portion of their fees. FSSC and Fleet National Bank can modify or terminate these voluntary waivers at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $417,394,144 and $346,785,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Concentration of Credit Risk

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 59.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16.7% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Massachusetts Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N518
Cusip 60934N237

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

1052806 (6/02)

Federated Investors
World-Class Investment Manager

Maryland Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.1%[1]
		Maryland--99.1%
$3,025,000		Anne Arundel County, MD, (Series 1984), 2.65% TOBs (Baltimore Gas & Electric Co.), Optional Tender 7/1/2002	$3,025,000
3,825,000		Anne Arundel County, MD, (Series 1996), Weekly VRDNs (Atlas Container Corp. Project)/(Mellon Bank N.A., Pittsburgh LOC)	3,825,000
4,000,000		Baltimore County, MD IDA, Variable Rate Demand Acquisition Program (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(Bayerische Landesbank Girozentrale LOC)	4,000,000
1,255,000		Baltimore County, MD, (1994 Issue), Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Allfirst LOC)	1,255,000
1,500,000		Baltimore County, MD, (Series 2001), Daily VRDNs (Garrison Forest School, Inc.)/(SunTrust Bank LOC)	1,500,000
4,500,000		Baltimore, MD, EDA, (Series 1985), Weekly VRDNs (Mt. Washington Hospital, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	4,500,000
5,000,000		Calvert County, MD, EDA, (Series 2001), Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC)	5,000,000
800,000		Carroll County, MD, (Series 1995B), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	800,000
4,100,000		Frederick County, MD, (Series 1997E), Weekly VRDNs (Buckinghams Choice, Inc.)/(LaSalle Bank, N.A. LOC)	4,100,000
1,000,000		Frederick County, MD, Revenue Bonds (Series 1995), Weekly VRDNs (Sheppard Pratt Residential Treatment Facility)/(Societe Generale, Paris LOC)	1,000,000
1,840,000		Harford County, MD, EDRB (Series 1996), Weekly VRDNs (Citrus and Allied Essences Ltd.)/(Allfirst Bank LOC)	1,840,000
4,800,000		Harford County, MD, EDRB (Series 2001), Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co., Winston-Salem LOC)	4,800,000
2,690,000		Maryland EDC, (Series 1996), Weekly VRDNs (Atlantic Pharmaceutical Services, Inc.)/(Allfirst LOC)	2,690,000
1,750,000		Maryland EDC, (Series 1998), Weekly VRDNs (Morrison Health Care, Inc.)/(Wachovia Bank of NC, N.A. LOC)	1,750,000
3,300,000		Maryland EDC, (Series 2000), Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC)	3,300,000
3,400,000		Maryland EDC, (Series 2000), Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(SunTrust Bank LOC)	3,400,000
4,375,000		Maryland IDFA, (Series 1999), 2.00% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/3/2002	4,375,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$1,830,000		Maryland State Community Development Administration, (Series 1990A), Weekly VRDNs (College Estates)/(Allfirst LOC)	$1,830,000
3,850,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartments Ltd.)/(Allfirst LOC)	3,850,000
5,065,000		Maryland State Community Development Administration, (Series 2000-CMC3), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	5,065,000
2,000,000		Maryland State Community Development Administration, (Series C), 1.65% Bonds, 12/19/2002	2,000,000
1,890,000		Maryland State Community Development Administration, MERLOTS (Series 2000-III), Weekly VRDNs (Wachovia Bank of NC, N.A. LIQ)	1,890,000
3,695,000		Maryland State Community Development Administration, MERLOTS (Series 2001-B2), Weekly VRDNs (Wachovia Bank of NC, N.A. LIQ)	3,695,000
2,315,000		Maryland State Community Development Administration, (PT-123), 2.00% TOBs (BNP Paribas LIQ), Optional Tender 5/23/2002	2,315,000
1,000,000		Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00%, 9/1/2002	1,011,589
3,000,000		Maryland State Energy Financing Administration, (Series 1988), Weekly VRDNs (Morningstar Foods, Inc.)/(Wachovia Bank of NC, N.A. LOC)	3,000,000
3,300,000		Maryland State IDFA, (Series 1994), Weekly VRDNs (Johnson Controls, Inc.)	3,300,000
1,000,000		Maryland State IDFA, Limited Obligation EDRBs, (Series 1994), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	1,000,000
116,000		Montgomery County, MD, Housing Opportunities Commission, (Series 1998), Weekly VRDNs (Byron House, Inc. Facility)/(Allfirst LOC)	116,000
1,120,000		Montgomery County, MD, Weekly VRDNs (Information Systems and Networks Corp.)/(PNC Bank, N.A. LOC)	1,120,000
8,500,000		Montgomery County, MD, EDR, Weekly VRDNs (U.S. Pharmacopeial Convention Facility)/(J.P. Morgan Chase & Co. LOC)	8,500,000
5,330,000	[2]	Prince Georges County, MD, Housing Authority Mortgage, (PT-1311), 2.55% TOBs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/5/2002	5,330,000
1,980,000		Queen Annes County, MD, EDR, (Series 1994), 2.00% TOBs (Safeway, Inc.)/(Bankers Trust Co., New York LOC), Mandatory Tender 6/3/2002	1,980,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$3,000,000		Washington County, MD, (Series 1999), 2.20% TOBs (St. James School, MD)/ (PNC Bank, N.A. LOC), Mandatory Tender 11/1/2002	$3,000,000
5,000,000		Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Allfirst Bank LOC)	5,000,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$105,162,589

Securities that are subject to AMT represent 47.1% of the portfolio as calculated based on total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based on criteria approved by the Fund's Board of Trustees. At April 30, 2002, this security amounted to $5,330,000 which represents 5.0% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($106,074,710) at April 30, 2002.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
COL	--Collateralized
EDA	--Economic Development Authority
EDC	--Economic Development Corporation
EDR	--Economic Development Revenue
EDRB(s)	--Economic Development Revenue Bonds
GNMA	--Government National Mortgage Association
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$105,162,589
Cash		748,429
Income receivable		284,006

TOTAL ASSETS		106,195,024

Liabilities:
Income distribution payable	$93,644
Accrued expenses	26,670

TOTAL LIABILITIES		120,314

Net assets for 106,074,710 shares outstanding		$106,074,710

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$106,074,710 ÷ 106,074,710 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Interest			$927,458

Expenses:
Investment adviser fee		$255,940
Administrative personnel and services fee		61,987
Custodian fees		2,816
Transfer and dividend disbursing agent fees and expenses		14,972
Directors'/Trustees' fees		410
Auditing fees		5,515
Legal fees		2,511
Portfolio accounting fees		20,818
Shareholder services fee		127,970
Share registration costs		8,483
Printing and postage		5,073
Insurance premiums		559
Miscellaneous		458

TOTAL EXPENSES		507,512

Waivers:
Waiver of investment adviser fee	$(140,477)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,092)
Waiver of shareholder services fee	(5,119)

TOTAL WAIVERS		(146,688)

Net expenses			360,824

Net investment income			$566,634

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$566,634	$2,546,778

Distributions to Shareholders:
Distributions from net investment income	(566,634)	(2,546,778)

Share Transactions:
Proceeds from sale of shares	188,878,419	391,725,845
Net asset value of shares issued to shareholders in payment of distributions declared	342,663	1,749,971
Cost of shares redeemed	(175,681,235)	(369,550,619)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,539,847	23,925,197

Change in net assets	13,539,847	23,925,197

Net Assets:
Beginning of period	92,534,863	68,609,666

End of period	$106,074,710	$92,534,863

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.55%	2.72%	3.52%	2.69%	3.05%	3.10%

Ratios to Average Net Assets:

Expenses	0.70%[3]	0.70%	0.70%	0.70%	0.70%	0.69%

Net investment income	1.11%[3]	2.61%	3.50%	2.66%	3.00%	3.05%

Expense waiver/reimbursement[4]	0.29%[3]	0.32%	0.51%	0.50%	0.51%	0.63%

Supplemental Data:

Net assets, end of period (000 omitted)	$106,075	$92,535	$68,610	$46,707	$66,136	$45,575

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Maryland and Maryland municipalities consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund for federal tax purposes, had a capital loss carryforward of $1,519, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2002, capital paid-in aggregated $106,074,710.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Shares sold	188,878,419	391,725,845
Shares issued to shareholders in payment of distributions declared	342,663	1,749,971
Shares redeemed	(175,681,235)	(369,550,619)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	13,539,847	23,925,197

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Fserv, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $152,585,000 and $142,605,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 73.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.8% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Maryland Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N286

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G01175-01 (6/02)

Federated Investors
World-Class Investment Manager

Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5%[1]
		Michigan--97.7%
$1,500,000		Ann Arbor, MI Public School District, 7.125% Bonds (Michigan State GTD), 5/1/2002	$1,500,000
3,000,000		Auburn Hills, MI EDC, (Series 1995), Weekly VRDNs (Suburban Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)	3,000,000
4,600,000		Bruce Township, MI Hospital Finance Authority, (Series 1988B), 2.05% TOBs (Sisters of Charity Health Care System)/(MBIA INS)/(Morgan Guaranty Trust Co., NY LIQ)	4,600,000
800,000		Dearborn, MI EDC, (Series 1990), Weekly VRDNs (Exhibit Productions, Inc. Project)/(Comerica Bank, Detroit, MI LOC)	800,000
9,000,000	[2]	Detroit, MI City School District, (PA-997R), 2.00% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/5/2002	9,000,000
5,000,000		Detroit, MI City School District, MERLOTS, (Series 2000 A8), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	5,000,000
1,000,000		Detroit, MI EDC, Resource Recovery, (Series A), 3.10% Bonds (AMBAC INS), 5/1/2003	1,005,872
925,000		Detroit, MI Sewage Disposal System, MERLOTS, (Series 2000-I), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	925,000
3,930,000		Detroit, MI Water Supply System, MERLOTS, (Series 2000 A21), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,930,000
5,000,000		Detroit, MI Water Supply System, MERLOTS, (Series 2000 D), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	5,000,000
1,000,000		Detroit, MI Water Supply System, Refunding Revenue Bonds, 6.00% Bonds (FGIC INS), 7/1/2002	1,006,265
3,100,000		Farmington Hills, MI EDC, Weekly VRDNs (Echo Park Learning Center)/(Michigan National Bank, Farmington Hills LOC)	3,100,000
2,500,000		Fremont, MI Public School District, 2.48% TRANs, 8/21/2002	2,500,298
1,300,000		Garden City, MI HFA, (Series 1996A), Weekly VRDNs (Garden City Hospital, Osteopathic)/(National City Bank, Michigan/Illinois LOC)	1,300,000
1,165,000		Grand Rapids, MI EDC, (Series 2000), Weekly VRDNs (Holland Home Obligated Group)/(Old Kent Bank, Grand Rapids, MI LOC)	1,165,000
2,500,000		Grand Rapids, MI IDR, Weekly VRDNs (Precision Aerospace, Inc.)/(Bank One, MI LOC)	2,500,000
2,790,000		Grand Rapids, MI IDR, (Series 1999), Weekly VRDNs (Kent Quality Foods, Inc.)/(Firstar Bank, N.A. LOC)	2,790,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$2,000,000		Grand Valley, MI State University, (Series 2001B), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	$2,000,000
3,500,000		Huron County, MI EDC, (Series 2001), Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC)	3,500,000
1,000,000		Huron Valley, MI School District, 3.00% Bonds (Michigan State GTD), 5/1/2002	1,000,000
555,000		Ingham County, MI EDC, (Series 1995), Weekly VRDNs (Martin Luther Memorial Home, Inc.)/(Bank One, IN, N.A. LOC)	555,000
5,500,000		Kalamazoo, MI, 1.84% TANs, 12/1/2002	5,507,884
3,000,000		Macomb County, MI Community College District, 3.30% Bonds, 5/1/2002	3,000,000
2,655,000		Marquette, MI Board of Light and Power, 2.625% Bonds (AMBAC INS), 7/1/2002	2,656,853
1,400,000		Michigan Higher Education Student Loan Authority, Refunding Revenue Bonds (Series X11-B), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	1,400,000
3,400,000		Michigan Higher Education Student Loan Authority, (Series XII-D), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	3,400,000
3,100,000		Michigan Job Development Authority, LO Revenue Bonds, Weekly VRDNs (Andersons Project)/(Credit Lyonnais Paris LOC)	3,100,000
7,000,000		Michigan State Building Authority, (Series 1), 1.65% CP (Bank of New York, Canadian Imperial Bank of Commerce and Commerzbank AG, Frankfurt LOCs), Mandatory Tender 7/18/2002	7,000,000
1,000,000		Michigan State Comprehensive Transportation Board Refunding Revenue Bonds, (Series B), 5.50% Bonds (Michigan State), 5/15/2002	1,001,255
775,000		Michigan State Hospital Finance Authority, (Series 2000), Weekly VRDNs (Oaklawn Hospital)/(Michigan National Bank, Farmington Hills LOC)	775,000
24,500,000		Michigan State Hospital Finance Authority, (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)	24,500,000
11,500,000		Michigan State Hospital Finance Authority, MERLOTS, (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	11,500,000
8,200,000		Michigan State HDA, Weekly VRDNs (Woodland Meadows, MI)/(UBS AG LOC)	8,200,000
3,940,000		Michigan State HDA, (PA-635R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	3,940,000
4,755,000		Michigan State HDA, (Series 2000), Weekly VRDNs (River Place Plaza Apartments)/(Bank of New York LOC)	4,755,000
5,600,000		Michigan State HDA, (Series 2001A), Weekly VRDNs (Sand Creek Apartments)/(FHLB of Cincinnati LOC)	5,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$900,000		Michigan State HDA, (Series 2001B), Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC)	$900,000
12,410,000		Michigan State HDA, MERLOTS, (Series G), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ) Optional Tender, 4/10/2002	12,643,929
1,110,000		Michigan State Trunk Line, (Series B-2), 5.875% Bonds (United States Treasury PRF), 10/1/2002	1,151,779
4,000,000		Michigan State Underground Storage Tank Financial Assurance Authority, (Series I), 5.50% Bonds (AMBAC INS), 5/1/2002	4,000,000
2,185,000		Michigan Strategic Fund, Weekly VRDNs (Ace Hi Displays, Inc.)/(Bank One, MI LOC)	2,185,000
2,160,000		Michigan Strategic Fund, Weekly VRDNs (Anro LLC)/(Firstar Bank, N.A. LOC)	2,160,000
1,100,000		Michigan Strategic Fund, Weekly VRDNs (Bruin Land Holdings LLC)/(Huntington National Bank, Columbus, OH LOC)	1,100,000
4,105,000		Michigan Strategic Fund, Weekly VRDNs (DSP Technology, Inc.)/(Comerica Bank, Detroit, MI LOC)	4,105,000
970,000		Michigan Strategic Fund, Weekly VRDNs (Dynamic Plastics, Inc.)/(Michigan National Bank, Farmington Hills LOC)	970,000
1,900,000		Michigan Strategic Fund, Weekly VRDNs (Elbie & Sohn, Inc.)/(Michigan National Bank, Farmington Hills LOC)	1,900,000
4,000,000		Michigan Strategic Fund, Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Michgian National Bank, Farmington Hills LOC)	4,000,000
3,990,000		Michigan Strategic Fund, Weekly VRDNs (Hess Industries, Inc.)/(Lasalle Bank, N.A. LOC)	3,990,000
1,125,000		Michigan Strategic Fund, Weekly VRDNs (Moore Flame Cutting)/(Michigan National Bank, Farmington Hills LOC)	1,125,000
4,695,000		Michigan Strategic Fund, Weekly VRDNs (United Fixtures Co.)/(Deutsche Bank AG LOC)	4,695,000
3,300,000		Michigan Strategic Fund, Weekly VRDNs (Universal Tube, Inc.)/(Michigan National Bank, Farmington Hills LOC)	3,300,000
2,335,000		Michigan Strategic Fund, (Series 1995), Weekly VRDNs (Bear Lake Associates Project)/(Old Kent Bank, Grand Rapids, MI LOC)	2,335,000
420,000		Michigan Strategic Fund, (Series 1995), Weekly VRDNs (Hercules Drawn Steel Corporation Project)/(Key Bank, N.A. LOC)	420,000
725,000		Michigan Strategic Fund, (Series 1995), Weekly VRDNs (RSR Project)/(Old Kent Bank, Grand Rapids, MI LOC)	725,000
4,710,000		Michigan Strategic Fund, (Series 1995), Weekly VRDNs (Wayne Disposal-Oakland, Inc.)/(Comerica Bank LOC)	4,710,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$400,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (ACI Properties, LLC Project)/(Comerica Bank LOC)	$400,000
540,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (Akemi, Inc.)/(Comerica Bank LOC)	540,000
2,500,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (C-Tec, Inc.)/(SunTrust Bank LOC)	2,500,000
770,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (Echo Properties LLC Project)/(Comerica Bank, Detroit, MI LOC)	770,000
800,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (G & T Real Estate Investments Co., LLC)/(Bank One, MI LOC)	800,000
680,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (Inalfa-Hollandia, Inc.)/(Comerica Bank LOC)	680,000
1,425,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (R.H. Wyner Associates, Inc.)/(State Street Bank and Trust Co. LOC)	1,425,000
2,700,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (RMT Woodworth, Inc.)/(Comerica Bank LOC)	2,700,000
2,625,000		Michigan Strategic Fund, (Series 1997), Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Michigan National Bank, Farmington Hills LOC)	2,625,000
2,140,000		Michigan Strategic Fund, (Series 1998), Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC)	2,140,000
1,530,000		Michigan Strategic Fund, (Series 1998), Weekly VRDNs (Wolverine Leasing)/(Huntington National Bank, Columbus, OH LOC)	1,530,000
1,650,000		Michigan Strategic Fund, (Series 1998), Weekly VRDNs (Wolverine Printing)/(Huntington National Bank, Columbus, OH LOC)	1,650,000
4,250,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (DW Aluminum, LLC)/(Key Bank, N.A. LOC)	4,250,000
2,130,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (Fab-All Manufacturing, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,130,000
4,000,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (J. G. Kern Enterprises, Inc.)/(Michigan National Bank, Farmington Hills LOC)	4,000,000
2,200,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (R.M.D.H. Properties LLC)/(Huntington National Bank, Columbus, OH LOC)	2,200,000
2,765,000		Michigan Strategic Fund, (Series 2000), Weekly VRDNs (Imperial Metal Products Co. LLC)/(National City Bank, MI/IL LOC)	2,765,000
7,500,000		Michigan Strategic Fund, (Series 2000), Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC)	7,500,000
1,700,000		Michigan Strategic Fund, (Series 2000A), Weekly VRDNs (Michigan Turkey Producers, LLC)/(Michigan National Bank, Farmington Hills LOC)	1,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$1,000,000		Michigan Strategic Fund, (Series 2000B), Weekly VRDNs (Michigan Turkey Producers, LLC)/(Michigan National Bank, Farmington Hills LOC)	$1,000,000
1,930,000		Michigan Strategic Fund, (Series 2001), Weekly VRDNs (CGH, LLC/Hicks Plastics Company, Inc.)/(Michigan National Bank, Farmington Hills LOC)	1,930,000
6,575,000		Michigan Strategic Fund, (Series A), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC)	6,575,000
775,000		Michigan Strategic Fund, (Series B), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC)	775,000
2,985,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 1995), Weekly VRDNs (J.R. Automation Technologies)/(Old Kent Bank, Grand Rapids, MI LOC)	2,985,000
495,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 1995), Weekly VRDNs (Rowe Thomas Co.)/(Comerica Bank, Detroit, MI LOC)	495,000
1,310,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 1995), Weekly VRDNs (Welch Properties)/(Old Kent Bank, Grand Rapids, MI LOC)	1,310,000
2,605,000		Oakland County, MI EDC, LO Revenue Bonds, (Series 1997), Weekly VRDNs (Stone Soap Company, Inc.)/(Michigan National Bank, Farmington Hills, LOC)	2,605,000
2,060,000		Oakland County, MI EDC, LO Revenue Bonds, (Series 1998), Weekly VRDNs (Fox Manor, Inc.)/(Allied Irish Banks PLC LOC)	2,060,000
7,105,000		Oakland County, MI EDC, (Series 1998), Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC)	7,105,000
4,000,000		Okemos, MI Public School District, 2.77% TRANs, 8/22/2002	4,000,350
2,695,000		Ottawa County, MI Economic Development Corp., (Series 1995B), Weekly VRDNs (Sunset Manor, Inc.)/(Lasalle Bank, N.A. LOC)	2,695,000
9,410,000	[2]	Oxford, MI Area Community Schools, MERLOTS (Series 2001-A117), 1.95% TOBs (Michigan State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/15/2002	9,410,000
1,000,000		Tahquamenon, MI Area School District, 4.00% TRANs, 6/28/2002	1,000,600
8,345,000	[2]	Walled Lake, MI Consolidated School District, (Series 2000-490), 2.75% TOBs (Michigan State GTD)/(Morgan Stanley, Dean Witter & Co. LIQ), Optional Tender 6/27/2002	8,345,000
895,000		Wayne Westland Community Schools, MI, Floater Certificates (Series 1998-67), Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	895,000

		TOTAL	294,420,085

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--1.8%
$5,500,000		Commonwealth of Puerto Rico, (Series 2002), 3.00% TRANs, 7/30/2002	$5,511,145

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$299,931,230

Securities that are subject to alternative minimum tax represent 43.8% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2002, the portfolio securities were rated as follows:

Tier Rating Based in Total Market Value

First Tier	Second Tier
99.7%	0.3%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2002, these securities amounted to $26,755,000 which represents 8.9% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($301,409,215) at April 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Corporation
FHLB	--Federal Home Loan Bank
FSA	--Financial Security Assurance
GTD	--Guaranteed
HDA	--Housing Development Authority
HFA	--Housing Finance Authority
IDR	--Industrial Development Revenue
INS	--Insured
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Insurance Association
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$299,931,230
Cash		395,218
Income receivable		1,307,507
Receivable for shares sold		89,505

TOTAL ASSETS		301,723,460

Liabilities:
Income distribution payable	$297,599
Accrued expenses	16,646

TOTAL LIABILITIES		314,245

Net assets for 301,409,215 shares outstanding		$301,409,215

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$259,510,852 ÷ 259,510,852 shares outstanding		$1.00

Institutional Shares:
$27,359,830 ÷ 27,359,830 shares outstanding		$1.00

Cash II Shares:
$14,538,533 ÷ 14,538,533 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Interest			$2,741,496

Expenses:
Investment adviser fee		$768,186
Administrative personnel and services fee		115,535
Custodian fees		6,398
Transfer and dividend disbursing agent fees and expenses		90,332
Directors'/Trustees' fees		560
Auditing fees		5,233
Legal fees		3,922
Portfolio accounting fees		45,818
Distribution services fee--Cash II Shares		19,364
Shareholder services fee--Institutional Service Shares		326,303
Shareholder services fee--Institutional Shares		38,426
Shareholder services fee--Cash II Shares		19,364
Share registration costs		21,931
Printing and postage		15,516
Insurance premiums		5,250
Miscellaneous		308

TOTAL EXPENSES		1,482,446

Waivers:
Waiver of investment adviser fee	$(448,537)
Waiver of shareholder services fee--Institutional Service Shares	(117,469)
Waiver of shareholder services fee--Institutional Shares	(38,426)
Waiver of shareholder services fee--Cash II Shares	(6,971)
Waiver of transfer and dividend disbursing agent fees and expenses	(8,592)

TOTAL WAIVERS		(619,995)

Net expenses			862,451

Net investment income			$1,879,045

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,879,045	$7,309,418

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(1,591,453)	(6,365,917)
Institutional Shares	(212,401)	(777,275)
Cash II Shares	(75,191)	(166,226)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,879,045)	(7,309,418)

Share Transactions:
Proceeds from sale of shares	451,042,345	903,376,350
Net asset value of shares issued to shareholders in payment of distributions declared	1,294,020	5,824,263
Cost of shares redeemed	(475,010,498)	(797,778,911)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,674,133)	111,421,702

Change in net assets	(22,674,133)	111,421,702

Net Assets:
Beginning of period	324,083,348	212,661,646

End of period	$301,409,215	$324,083,348

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.04	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.61%	2.90%	3.67%	2.84%	3.20%	3.27%

Ratios to Average Net Assets:

Expenses	0.56%[3]	0.56%	0.56%	0.56%	0.55%	0.55%

Net investment income	1.22%[3]	2.82%	3.61%	2.80%	3.16%	3.22%

Expense waiver/reimbursement[4]	0.39%[3]	0.40%	0.41%	0.40%	0.42%	0.51%

Supplemental Data:

Net assets, end of period (000 omitted)	$259,511	$272,533	$194,058	$182,610	$184,989	$147,105

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.04	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.69%	3.07%	3.84%	3.00%	3.36%	3.43%

Ratios to Average Net Assets:

Expenses	0.40%[3]	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	1.38%[3]	2.97%	3.78%	2.99%	3.31%	3.39%

Expense waiver/reimbursement[4]	0.55%[3]	0.56%	0.57%	0.57%	0.58%	0.66%

Supplemental Data:

Net assets, end of period (000 omitted)	$27,360	$33,645	$18,604	$18,890	$19,564	$13,370

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2002	Period Ended 10/31/2001 [1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)

Net Asset Value, End of Period	$1.00	$1.00

Total Return[2]	0.48%	1.61%

Ratios to Average Net Assets:

Expenses	0.81%[3]	0.81%[3]

Net investment income	0.97%[3]	2.22%[3]

Expense waiver/reimbursement[4]	0.39%[3]	0.40%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$14,539	$17,905

1 Reflects operations for the period from February 23, 2001 (date of initial public investment) to October 31, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Services Shares, Institutional Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with the stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $1,873, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$1,873

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At April 30, 2002, capital paid in aggregated $301,409,215.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Institutional Service Shares:
Shares sold	391,634,633	710,631,167
Shares issued to shareholders in payment of distributions declared	1,214,692	5,615,495
Shares redeemed	(405,871,472)	(637,771,778)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(13,022,147)	78,474,884

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Institutional Shares:
Shares sold	48,356,631	143,600,386
Shares issued to shareholders in payment of distributions declared	77,297	208,464
Shares redeemed	(54,719,092)	(128,767,387)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,285,164)	15,041,463

	Six Months Ended 4/30/2002	Period Ended 10/31/2001 [1]
Cash II Shares:
Shares sold	11,051,081	49,144,797
Shares issued to shareholders in payment of distributions declared	2,031	304
Shares redeemed	(14,419,934)	(31,239,746)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(3,366,822)	17,905,355

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(22,674,133)	111,421,702

1 Reflects operations for the period from February 23, 2001 (date of initial public investment) to October 31, 2001.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Service Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Cash II Shares annually to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of their fees. FSSC can modify or terminate this voluntary waiver at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $148,524,000 and $208,932,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 77.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.5% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Michigan Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N161
Cusip 60934N385
Cusip 60934N377

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G01456-02 (6/02)

Federated Investors
World-Class Investment Manager

Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Minnesota--99.6%
$5,500,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT) (Series 2000-8), 2.95% TOBs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 5/15/2002	$5,500,000
3,200,000		Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co. Project)/(Firstar Bank, N.A. LOC)	3,200,000
1,110,000		Atwater-Cosmos-Grove City, MN ISD #2396, 3.25% TRANs (Minnesota State GTD), 9/8/2002	1,112,106
7,225,000		Avon, MN, (Series 1998), Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC)	7,225,000
32,000,000		Becker, MN, (Series 2000-A), Weekly VRDNs (Northern States Power Co. MN)	32,000,000
2,855,000		Blaine, MN, IDRBs, (Series 1996), Weekly VRDNs (S & S of Minnesota, LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,855,000
1,300,000		Bloomington, MN, IDRB (Series 1995), Weekly VRDNs (Now Technologies, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,300,000
3,000,000		Bloomington, MN, Multi-Family Housing Weekly VRDNs (Crow/Bloomington Apartments)/(Citibank N.A., NY LOC)	3,000,000
3,600,000		Brooklyn Center, MN, Shingle Creek Tower (Series 1999), 2.755% TOBs (Bank of America N.A.), Mandatory Tender 5/1/2002	3,600,000
9,050,000		Burnsville, MN, Variable Rate Demand Revenue Bonds, (Series 1996), Weekly VRDNs (YMCA)/(Wells Fargo Bank Minnesota, N.A. LOC)	9,050,000
1,980,000		Burnsville, MN, Adjustable Rate IDRB, (Series 1996), Weekly VRDNs (Caire, Inc.)/(J.P. Morgan Chase Bank LOC)	1,980,000
2,430,000		Byron, MN, Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,430,000
7,100,000		Center City, MN, (Series 2000), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC)	7,100,000
1,090,000		Chanhassen, MN, IDA, (Series 1995), Weekly VRDNs (Building Management Group LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,090,000
4,550,000		Cohasset, MN, (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(ABN AMRO Bank N.V., Amsterdam LOC)	4,550,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$2,510,000		Coon Rapids, MN, (Series 1996), Weekly VRDNs (Medical Enterprise Associates)/(Wells Fargo Bank Minnesota, N.A. LOC)	$2,510,000
2,350,000		Cottage Grove, MN, IDR Refunding Bonds, (Series 1995), Weekly VRDNs (Supervalu, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,350,000
2,210,000		Crosby-Ironton, MN, ISD #182, 2.40% TRANs (Minnesota State GTD), 9/30/2002	2,212,342
10,000,000		Dakota County, MN, Community Development Agency, PT-484 Weekly VRDNs (Southview Gables Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ)	10,000,000
18,680,000		Dakota County, Washington County & Anoka City, MN Housing & Redevelopment Authority, MERLOTS, (Series H), Weekly VRDNs (U.S. Treasury COL)/(Wachovia Bank N.A. LIQ)	18,680,000
1,600,000		Duluth, MN, (Series 1985), Weekly VRDNs (Wachovia Bank of NC, N.A. LOC)	1,600,000
10,000,000		Duluth, MN, Tax and Aid Anticipation Certificates of Indebtedness, 2.00% TANs, 12/31/2002	10,026,427
680,000		Eden Prairie, MN, IDA #194, Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank Minnesota, N.A. LOC)	680,000
900,000		Eden Prairie, MN, IDA, (Series 1996), Weekly VRDNs (Challenge Printing, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	900,000
1,150,000		Eden Prairie, MN, IDA, (Series 1995), Weekly VRDNs (Robert Lothenbach)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,150,000
2,800,000		Edgerton, MN, (Series 1998), Weekly VRDNs (Fey Industries, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,800,000
150,000		Elk River, MN, Weekly VRDNs (Tescom Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	150,000
2,645,000		Farmington, MN, (Series 1996), Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,645,000
3,700,000		Greenway, MN, ISD #316, 2.75% TRANs (Minnesota State GTD), 9/30/2002	3,703,426
4,350,000		Hennepin Co., MN, (Series 1996C), Weekly VRDNs	4,350,000
2,370,000		Lino Lakes, MN, (Series 1998), Weekly VRDNs (Molin Concrete Products Co.)/ (Wells Fargo Bank Minnesota, N.A. LOC)	2,370,000
4,000,000		Lino Lakes, MN, Variable Rate Demand IDRBs, (Series 1997), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,000,000
1,690,000		Maple Grove, MN, (Series 1998), Weekly VRDNs (Spancrete Midwest Co.)/ (Wells Fargo Bank Minnesota, N.A. LOC)	1,690,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$800,000		Maplewood, MN, (Series 1997), Weekly VRDNs (Camada LP)/(Wells Fargo Bank Minnesota, N.A. LOC)	$800,000
25,000,000		Minneapolis Special School District #001, MN, 1.75% TANs, 6/22/2002	25,012,397
2,700,000		Minneapolis, MN, (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank N.A., Cincinnati LOC)	2,700,000
2,000,000		Minneapolis, MN, 4.00%, 12/1/2002	2,023,797
13,500,000		Minneapolis, MN Housing Development Refunding Revenue Bonds, (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC INS)	13,500,000
800,000		Minneapolis, MN, Variable Rate Demand Commercial Development Refunding Revenue Bonds, (Series 1996), Weekly VRDNs (WNB & Co.)/(U.S. Bank N.A., Cincinnati LOC)	800,000
500,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(U.S. Bank N.A., Cincinnati LOC)	500,000
10,000,000		Minneapolis/St. Paul, MN, Housing Finance Board, (Series 2001 A-3), 3.25% Bonds (FGIC INS), 5/1/2002	10,000,000
7,960,000		Minneapolis/St. Paul, MN, Housing Finance Board, (Series 2001 A-4), 3.25% Bonds (FGIC INS), 5/1/2002	7,960,000
7,485,000		Minneapolis/St. Paul, MN, Metropolitan Airports Commission, MERLOTS (Series 2000ZZ), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,485,000
9,935,000	[2]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission, (PT-1174), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,935,000
3,710,000		Minneapolis/St. Paul, MN, Metropolitan Airports Commission, SGA 121, Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	3,710,000
3,670,000		Minneapolis/St. Paul, MN, Metropolitan Airports Commission, PUTTERs, (Series 203), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	3,670,000
13,815,000		Minneapolis/St. Paul, MN, Metropolitan Airports Commission, SGA 127, (Series 2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	13,815,000
8,000,000		Minnesota Agricultural and Economic Development Board, (Series 1996), Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC)	8,000,000
2,000,000		Minnesota Public Facilities Authority, (Series A), 5.60% 3/1/2003	2,063,607
8,000,000		Minnesota State Commissioner of Iron Range Resources & Rehabilitation, (Series 1991), Weekly VRDNs (Louisiana-Pacific Corp.)/(Wachovia Bank of NC, N.A. LOC)	8,000,000
5,565,000		Minnesota State HFA, (2001 Series A), 1.87% TOBs 12/4/2002	5,565,000
15,000,000		Minnesota State HFA, (2001 Series D), 1.90% TOBs 12/4/2002	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$3,665,000		Minnesota State HFA, MERLOTS, (Series 2001-B3), Weekly VRDNs (Wachovia Bank N.A. LIQ)	$3,665,000
4,585,000		Minnesota State HFA, (PA-671), Weekly VRDNs (Merrill Lynch Capital Services Inc., LIQ)	4,585,000
4,520,000		Minnesota State HFA, (Series D), 3.25% Bonds, 5/1/2002	4,520,000
5,265,000		Minnesota State Higher Education Coordinating Board, (Series 1992-A), Weekly VRDNs (U.S. Bank N.A., Cincinnati LIQ)	5,265,000
5,175,000		Minnesota State Higher Education Coordinating Board, (Series 1992-B), Weekly VRDNs (U.S. Bank N.A., Cincinnati LIQ)	5,175,000
7,050,000		Minnesota State Higher Education Coordinating Board, (Series 1992-C), Weekly VRDNs (U.S. Bank N.A., Cincinnati LIQ)	7,050,000
10,700,000		Minnesota State Higher Education Coordinating Board, (Series 1993), Weekly VRDNs (U.S. Bank N.A., Cincinnati LIQ)	10,700,000
4,000,000		Minnesota State Higher Education Facility Authority, (Series Five-L), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	4,000,000
5,000,000		Minnesota State Higher Education Facility Authority, (Series Five-C), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	5,000,000
5,750,000		Minnesota State Higher Education Facility Authority, (Series Four-S), Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC)	5,750,000
14,000,000		Minnesota State, (PT-399), Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)	14,000,000
14,810,000		Minnesota State, (PT-400), Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)	14,810,000
6,500,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2001A), 3.25% TRANs (Minnesota State GTD), 8/27/2002	6,512,252
8,000,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2001B), 3.00% TANs (Minnesota State GTD), 10/1/2002	8,031,219
5,900,000		Minnetonka, MN, Multifamily Housing Refunding Revenue Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC)	5,900,000
9,520,000		Mounds View, MN, ISD #621, 2.25% TANs, 9/30/2002	9,541,944
1,300,000		New Brighton, MN, IDR Weekly VRDNs (Unicare Homes, Inc.)/(BNP Pariba SA LOC)	1,300,000
2,480,000		New Hope, MN, Weekly VRDNs (Paddock Laboratories)/(U.S. Bank N.A., Cincinnati LOC)	2,480,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$4,995,000		Northern Municipal Power Agency, MN, Floater Certificates (Series 1998-46), 1.75% TOBs (FSA INS)/(Morgan Stanley, Dean Witter Funding LIQ) 1/3/2003	$4,995,000
1,005,000		Plymouth, MN, Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,005,000
990,000		Plymouth, MN, (Series 2000), Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	990,000
1,500,000		Plymouth, MN, IDRB (Series 1994), Weekly VRDNs (Olympic Steel, Inc.)/(National City Bank, OH LOC)	1,500,000
3,110,000		Renville County West, MN, ISD #2890, 3.00% TRANs (Minnesota State GTD), 8/10/2002	3,112,499
2,500,000		Rochester, MN, Health Care Facility Authority, (Series 1998-177), Weekly VRDNs (Mayo Foundation)/(Morgan Stanley, Dean Witter Funding LIQ)	2,500,000
4,500,000		Rochester, MN, Health Care Facility Authority, (Series 2000A), 1.50% CP (Mayo Foundation)/(Chase Manhattan Bank (USA) N.A., Wilmington LIQ), Mandatory Tender 5/13/2002	4,500,000
13,500,000		Rochester, MN, Health Care Facility Authority, (Series 2000B), 1.65% CP (Mayo Foundation)/(U.S. Bank N.A., Cincinnati LIQ), Mandatory Tender 7/19/2002	13,500,000
13,400,000		Rochester, MN, Health Care Facility Authority, (Series 2000C), 1.50% CP (Mayo Foundation)/(Wells Fargo Bank Minnesota, N.A. LIQ), Mandatory Tender 5/13/2002	13,400,000
4,500,000		Rockford, MN, (Series 1999), Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,500,000
2,080,000		Rogers, MN, IDA, IDRB Weekly VRDNs (DAC Development, LLC Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,080,000
13,500,000		Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/ (Wachovia Bank N.A. LOC)	13,500,000
7,665,000		Shakopee, MN, Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank Minnesota, N.A. LOC)	7,665,000
5,755,000		South Washington County, MN, ISD #833, Floater Certificates (Series 2001-613), Weekly VRDNs (FSA INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	5,755,000
14,900,000		Southern Minnesota Municipal Power Agency, 1.57% CP, Mandatory Tender 6/10/2002	14,900,000
3,000,000		Southern Minnesota Municipal Power Agency, 1.60% CP, Mandatory Tender 6/7/2002	3,000,000
3,100,000		Southern Minnesota Municipal Power Agency, 1.65% CP, Mandatory Tender 6/10/2002	3,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$11,000,000		Spring Lake Park, MN, ISD #16, 2.35% TRANs (Minnesota State GTD), 9/30/2002	$11,011,658
1,175,000		St. Cloud, MN Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 1994B), Weekly VRDNs (Coborn's, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,175,000
4,500,000		St. Cloud, MN, ISD #742, 2.50% TANs (Minnesota State GTD), 9/30/2002	4,512,022
9,400,000		St. Louis Park, MN, Health Care Facilities, Floating Rate Monthly Demand IDRBs (Series 1984), Weekly VRDNs (Unicare Homes, Inc.)/(BNP Paribas SA LOC)	9,400,000
4,780,000		St. Louis Park, MN, ISD #283, 2.10% TANs (Minnesota State GTD), 3/14/2003	4,800,840
4,120,000		St. Michael, MN, (Series 1999), Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,120,000
3,800,000		St. Paul, MN, Housing & Redevelopment Authority Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local de France LOC)	3,800,000
400,000		St. Paul, MN, Housing & Redevelopment Authority Weekly VRDNs (United Way)/(U.S. Bank N.A., Cincinnati LOC)	400,000
2,000,000		St. Paul, MN, Housing & Redevelopment Authority, (1995 Series I), Weekly VRDNs (District Cooling St. Paul, Inc.)/(Dexia Credit Local de France LOC)	2,000,000
4,100,000		St. Paul, MN, Port Authority, (Series 1991), Weekly VRDNs (West Gate Office)/(U.S. Bank N.A., Cincinnati LOC)	4,100,000
1,200,000		St. Paul, MN, Port Authority, (Series 1998A), Weekly VRDNs (Bix Fruit Co.)/(Firstar Bank, N.A. LOC)	1,200,000
2,500,000		St. Paul, MN, Port Authority, Variable Rate Demand IDRBs (Series 1998A), Weekly VRDNs (National Checking Co.)/(U.S. Bank N.A., Cincinnati LOC)	2,500,000
880,000		Victoria, MN, (Series 1996A), Weekly VRDNs (HEI, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	880,000
855,000		Victoria, MN, (Series 1996B), Weekly VRDNs (HEI, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	855,000
2,405,000		Waite Park, MN, (Series 2000), Weekly VRDNs (Ben's Tool & Ironworks)/ (Wells Fargo Bank, N.A. LOC)	2,405,000
1,500,000		Wells, MN, 2.00% TOBs (Stokely, Inc.)/(Wachovia Bank N.A. LOC), Optional Tender 6/1/2002	1,500,000
420,000		White Bear, MN, Weekly VRDNs (Thermoform Plastic, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	420,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$1,875,000		White Bear, MN, Variable Rate Demand Industrial Revenue Bonds, Weekly VRDNs (N.A. Ternes)/(Firstar Bank, N.A. LOC)	$1,875,000
3,295,000		Winnebago, MN, (Series 1999), Weekly VRDNs (Dixie Carbonic, Inc.)/(Bank One, IL, N.A. LOC)	3,295,000
3,235,000		Winona, MN, ISD #861, 3.00% TRANs (Minnesota State GTD), 8/10/2002	3,237,599

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$580,124,135

Securities that are subject to alternative minimum tax represent 32.5% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2002, the portfolio securities were rated as follows:

Tier Rating Based in Total Market Value

First Tier	Second Tier
100.0%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2002, these securities amounted to $15,435,000 which represents 2.6% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($582,473,552) at April 30, 2002.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Corporation
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
SGA	--State Guaranty Association
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$580,124,135
Cash		547,612
Income receivable		2,564,153

TOTAL ASSETS		583,235,900

Liabilities:
Income distribution payable	$609,692
Payable for shares redeemed	3,987
Accrued expenses	148,669

TOTAL LIABILITIES		762,348

Net assets for 582,473,552 shares outstanding		$582,473,552

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$343,940,753 ÷ 343,940,753 shares outstanding		$1.00

Cash Series Shares:
$238,532,799 ÷ 238,532,799 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Interest			$5,607,782

Expenses:
Investment adviser fee		$1,264,409
Administrative personnel and services fee		237,709
Custodian fees		13,742
Transfer and dividend disbursing agent fees and expenses		182,722
Directors'/Trustees' fees		1,420
Auditing fees		6,006
Legal fees		2,368
Portfolio accounting fees		57,808
Distribution services fee--Cash Series Shares		699,055
Shareholder services fee--Institutional Shares		440,728
Shareholder services fee--Cash Series Shares		349,528
Share registration costs		15,489
Printing and postage		9,633
Insurance premiums		12,949
Miscellaneous		2,206

TOTAL EXPENSES		3,295,772

Waivers:
Waiver of investment adviser fee	$(733,984)
Waiver of transfer and dividend disbursing agent fees and expenses	(13,851)
Waiver of distribution services fee--Cash Series Shares	(349,528)
Waiver of shareholder services fee--Institutional Shares	(440,728)

TOTAL WAIVERS		(1,538,091)

Net expenses			1,757,681

Net investment income			$3,850,101

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,850,101	$15,518,149

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,547,390)	(9,115,258)
Cash Series Shares	(1,302,711)	(6,402,891)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,850,101)	(15,518,149)

Share Transactions:
Proceeds from sale of shares	648,655,279	1,226,808,053
Net asset value of shares issued to shareholders in payment of distributions declared	1,252,364	6,848,453
Cost of shares redeemed	(657,543,033)	(1,126,425,872)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,635,390)	107,230,634

Change in net assets	(7,635,390)	107,230,634

Net Assets:
Beginning of period	590,108,942	482,878,308

End of period	$582,473,552	$590,108,942

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.04	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.72%	3.12%	3.93%	3.08%	3.44%	3.48%

Ratios to Average Net Assets:

Expenses	0.33%[3]	0.31%	0.30%	0.30%	0.30%	0.30%

Net investment income	1.44%[3]	3.05%	3.84%	3.02%	3.39%	3.42%

Expense waiver/reimbursement[4]	0.49%[3]	0.51%	0.51%	0.50%	0.50%	0.51%

Supplemental Data:

Net assets, end of period (000 omitted)	$343,941	$303,131	$262,975	$285,540	$328,507	$208,365

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.47%	2.61%	3.41%	2.57%	2.93%	2.97%

Ratios to Average Net Assets:

Expenses	0.83%[3]	0.81%	0.80%	0.80%	0.80%	0.80%

Net investment income	0.94%[3]	2.56%	3.35%	2.52%	2.89%	2.92%

Expense waiver/reimbursement[4]	0.49%[3]	0.51%	0.51%	0.50%	0.50%	0.51%

Supplemental Data:

Net assets, end of period (000 omitted)	$238,533	$286,978	$219,903	$250,226	$207,599	$221,227

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the regular personal income tax imposed by the State of Minnesota consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 of the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At April 30, 2002, capital paid-in aggregated $582,473,552.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Institutional Shares:
Shares sold	387,054,852	633,839,271
Shares issued to shareholders in payment of distributions declared	171,961	715,291
Shares redeemed	(346,417,235)	(594,398,793)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	40,809,578	40,155,769

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Cash Series Shares:
Shares sold	261,600,427	592,968,782
Shares issued to shareholders inpayment of distributions declared	1,080,403	6,133,162
Shares redeemed	(311,125,798)	(532,027,079)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(48,444,968)	67,074,865

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(7,635,390)	107,230,634

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Cash Series Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fees. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $426,535,000 and $483,405,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 46.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.7% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Minnesota Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N484
Cusip 60934N492

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

1052807 (6/02)

Federated Investors
World-Class Investment Manager

North Carolina Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8%[1]
		North Carolina--97.0%
$20,819,000	[2]	ABN AMRO MuniTOPS Certificates Trust (North Carolina Non-AMT)/ (Series 1998-23), 2.30% TOBs (Mission-St. Josephs Health System)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 4/2/2003	$20,819,000
5,000,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2000), Weekly VRDNs (Narroflex, Inc.)/(HSBC Bank USA LOC)	5,000,000
1,755,000		Alamance County, NC Industrial Facilities & PCFA, (Series B), Weekly VRDNs (Culp, Inc.)/ (Wachovia Bank of NC, N.A. LOC)	1,755,000
5,100,000		Alexander County, NC Industrial Facilities & PCFA, (Series 1997), Weekly VRDNs (Mitchell Gold Company, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	5,100,000
1,555,000		Brunswick County, NC Industrial Facilities & PCFA, (Series 1998), Weekly VRDNs (Turnage Properties LLC)/(RBC Centura Bank LOC)	1,555,000
3,735,000		Buncombe County, NC Metropolitan Sewer District, (Series A), 6.75% Bonds (United States Treasury PRF), 7/1/2002	3,837,794
3,000,000		Cary, NC GO, 4.25% Bonds, 3/1/2003	3,065,389
4,600,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1994), Weekly VRDNs (Ethan Allen, Inc. Project)/(Deutsche Bank AG LOC)	4,600,000
3,205,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1998), Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,205,000
4,300,000		Catawba County, NC Industrial Facilities & PCFA, (Series 2001), Weekly VRDNs (McLin Creek Partners, LLC)/(Wachovia Bank of NC, N.A. LOC)	4,300,000
550,000		Charlotte, NC, GO, (Series 2001B), 3.50% Bonds, 6/1/2002	550,624
2,365,000		Cleveland County, NC Industrial Facilities & PCFA, IDRB, (Series 1990), Weekly VRDNs (MetalsAmerica, Inc. Project)/(Fleet National Bank LOC)	2,365,000
950,000		Cleveland County, NC Industrial Facilities & PCFA, PCR Bonds, (Series 1995), Weekly VRDNs (Grover Industries, Inc. Project)/(Bank of America N.A. LOC)	950,000
5,130,000		Davie County, NC Industrial Facilties & PCFA, Weekly VRDNs (Cycle Group, Inc.)/(Wachovia Bank of NC, N.A. LOC)	5,130,000
3,904,000		Eastover, NC Sanitary District, GO, 1.75% BANs (First Union Capital Markets LOC), 6/12/2002	3,905,353
2,000,000		Edgecombe, NC Water and Sewer District No. 2, GO, 2.25% BANs (Wachovia Bank of NC, N.A. LOC), 10/30/2002	2,006,937
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued[1]
		North Carolina--continued
$1,000,000		Forsyth County, NC GO, 5.20% Bonds, 6/1/2002	$1,002,993
4,730,000		Gaston County, NC Industrial Facilities & PCFA, (Series 1997), Weekly VRDNs (Thermoform Plastic, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,730,000
2,120,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1996), Weekly VRDNs (South/Win Ltd.)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,120,000
4,500,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1999), Weekly VRDNs (FFNC, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,500,000
2,600,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2002), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,600,000
6,175,000		Halifax County, NC Industrial Facilities & PCFA, Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	6,175,000
7,245,000		Halifax County, NC Industrial Facilities & PCFA, (Series 1993), Daily VRDNs (Westmoreland LG&E)/(Dexia Credit Local LOC)	7,245,000
14,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), Weekly VRDNs (Nucor Corp.)	14,000,000
800,000		Johnston County, NC Industrial Facilities & PCFA, (Series 1996), Weekly VRDNs (Inolex Chemical Company Project)/(PNC Bank, N.A. LOC)	800,000
4,000,000		Johnston County, NC Industrial Facilities & PCFA, (Series 2000), Weekly VRDNs (Flanders Corp.)/(SunTrust Bank LOC)	4,000,000
2,600,000		Johnston County, NC Industrial Facilities & PCFA, (Series 2001), Weekly VRDNs (Walthom Group)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,600,000
3,600,000		Mecklenburg County, NC Industrial Facilities & PCFA, (Series 1996), Weekly VRDNs (SteriGenics International Project)/(American National Bank & Trust Co., Chicago LOC)	3,600,000
6,180,000		Mecklenburg County, NC Industrial Facilities & PCFA, (Series 1988), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	6,180,000
3,700,000		Mecklenburg County, NC Industrial Facilities & PCFA, (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/ (Wachovia Bank of NC, N.A. LOC)	3,700,000
1,000,000		Mecklenburg County, NC Industrial Facilities & PCFA, (Series 2001), Weekly VRDNs (Stefano Foods, Inc.)/ (Wachovia Bank of NC, N.A. LOC)	1,000,000
1,150,000		Mecklenburg County, NC Industrial Facilities & PCFA, (Series 1996), Weekly VRDNs (YMCA of Greater Charlotte)/(Wachovia Bank of NC, N.A. LOC)	1,150,000
15,000,000		Montgomery County, NC Industrial Facilities & PCFA, (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	15,000,000
2,030,000		New Hanover County, NC PCR Financial Authority, (Series 1993), Weekly VRDNs (Efson, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,030,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued[1]
		North Carolina--continued
$10,000,000		New Hanover County, NC PCR Financial Authority, (Series 1984), Weekly VRDNs (American Hoist & Derrick Co. Project)/(Fleet National Bank LOC)	$10,000,000
1,725,000		New Hanover County, NC, Public Improvement UT GO, 5.30% Bonds (Branch Banking & Trust Co., Winston-Salem LOC), 11/1/2002	1,754,122
7,000,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co, Winston-Salem LOC)	7,000,000
2,500,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Mars Hill College)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,500,000
10,500,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Pfeiffer University)/ (Wachovia Bank of NC, N.A. LOC)	10,500,000
7,765,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Queens College)/(Bank of America N.A. LOC)	7,765,000
3,400,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank of NC, N.A. LOC)	3,400,000
7,950,000	[2]	North Carolina Eastern Municipal Power Agency, MERLOTS, (Series 2000 A41), 1.90% TOBs (United States Treasury COL)/(Wachovia Bank of NC, N.A. LIQ), Optional Tender 11/27/2002	7,950,000
2,550,000	[2]	North Carolina Eastern Municipal Power Agency, MERLOTS, (Series 2001 A75), 2.60% TOBs (United States Treasury COL)/(Wachovia Bank of NC, N.A. LIQ), Optional Tender 8/1/2002	2,550,000
1,780,000		North Carolina Educational Facilities Finance Agency, (Series 1999), Weekly VRDNs (Catawba College)/ (Wachovia Bank of NC, N.A. LOC)	1,780,000
5,750,000		North Carolina Educational Facilities Finance Agency, (Series 1999), Weekly VRDNs (North Carolina Wesleyan College)/(RBC Centura Bank LOC)	5,750,000
2,620,000		North Carolina Educational Facilities Finance Agency, (Series 2000), Weekly VRDNs (Greensboro Montessory School)/ (Wachovia Bank of NC, N.A. LOC)	2,620,000
4,960,000		North Carolina HFA, MERLOTS, (Series 2000 A37), Weekly VRDNs (Wachovia Bank of NC, N.A. LIQ)	4,960,000
5,065,000		North Carolina HFA, PT-457, Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	5,065,000
9,080,000	[2]	North Carolina HFA, PT-465, 1.90% TOBs (Banco Santander Central Hispano, S.A. LIQ), Optional Tender 5/23/2002	9,080,000
12,000,000	[2]	North Carolina HFA, Variable Rate Certificates, (Series 1998L), 2.80% TOBs (Bank of America N.A. LIQ), Optional Tender 7/18/2002	12,000,000
7,904,000		North Carolina Medical Care Commission, (Series 1996), Weekly VRDNs (Adult Communities Total Services, Inc.)/(Lasalle Bank, N.A. LOC)	7,904,000
7,325,000		North Carolina Medical Care Commission, (Series 1998), Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/ (Wachovia Bank of NC, N.A. LOC)	7,325,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued[1]
		North Carolina--continued
$5,260,000		North Carolina Medical Care Commission, (Series 1999), Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Centura Bank LOC)	$5,260,000
6,000,000		North Carolina Medical Care Commission, (Series 2000 A), Weekly VRDNs (United Methodist Retirement Homes)/ (Wachovia Bank of NC, N.A. LOC)	6,000,000
15,000,000		North Carolina Medical Care Commission, (Series 2001), Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	15,000,000
7,500,000		North Carolina Medical Care Commission, (Series 2001), Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	7,500,000
2,000,000		North Carolina Medical Care Commission, (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	2,000,000
10,465,000	[2]	North Carolina Municipal Power Agency No. 1, MERLOTS, (Series 2000 A42), 1.90% TOBs (MBIA INS)/(Wachovia Bank of NC, N.A. LIQ), Optional Tender 11/27/2002	10,465,000
16,000,000	[2]	North Carolina State, PT-413, 2.80% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/13/2002	16,000,000
1,500,000		North Carolina State, UT GO, 5.00% Bonds, 6/1/2002	1,503,001
2,460,000		Orange County, NC Industrial Facilities & PCFA, Weekly VRDNs (Mebane Packaging Corp.)/(Wachovia Bank of NC, N.A. LIQ)	2,460,000
1,100,000		Piedmont Triad Airport Authority, NC Weekly VRDNs (Triad International Maintenance Corp.)/(Mellon Bank N.A., Pittsburgh LOC)	1,100,000
2,000,000		Raleigh & Durham, NC Airport Authority, (Series 1995A), Daily VRDNs (American Airlines, Inc.)/(Bank of America N.A. LOC)	2,000,000
8,500,000		Raleigh & Durham, NC Airport Authority, (Series 1995A-1), Daily VRDNs (American Airlines, Inc.)/(Bank of America N.A. LOC)	8,500,000
1,250,000		Raleigh & Durham, NC Airport Authority, (Series 1995B-1), Daily VRDNs (American Airlines, Inc.)/(Bank of America N.A. LOC)	1,250,000
600,000		Randolph County, NC Industrial Facilities & PCFA, (Series 1990), Weekly VRDNs (Wayne Steel, Inc.)/(Bank One, N.A. (Ohio) LOC)	600,000
1,300,000		Randolph County, NC Industrial Facilities & PCFA, (Series 1996), Weekly VRDNs (Ornamental Mouldings, Inc.)/(Wachovia Bank of NC, N.A. LOC)	1,300,000
3,005,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999), Weekly VRDNs (Rempac Foam Corp.)/(J.P. Morgan Chase Bank LOC)	3,005,000
1,000,000		Rockingham County, NC Industrial Facilities & PCFA, (Series 1997), Weekly VRDNs (McMichael Mills, Inc.)/ (Wachovia Bank of NC, N.A. LOC)	1,000,000
1,161,000		Rutherford College, NC GO, 2.25% BANs (Wachovia Bank of NC, N.A. LIQ), 5/15/2002	1,161,089
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued[1]
		North Carolina--continued
$7,300,000		Rutherford County, NC, Industrial Facilities & PCFA, Weekly VRDNs (Four Leaf Textiles)/(SunTrust Bank LOC)	$7,300,000
900,000		Sampson County, NC Industrial Facilities & PCFA, (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank of NC, N.A. LIQ)	900,000
6,100,000		Wilson County, NC PCA, (Series 1994), Weekly VRDNs (Granutec, Inc.)/(Bank of Nova Scotia, Toronto LOC)	6,100,000
1,300,000		Wilson County, NC PCA, (Series 1999), Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/ (Wachovia Bank of NC, N.A. LOC)	1,300,000

		TOTAL	362,185,302

		Puerto Rico--2.8%
7,000,000		Commonwealth of Puerto Rico, (Series 2002), 3.00% TRANs, 7/30/2002	7,014,132
3,555,000	[2]	Puerto Rico, Commonwealth Highway and Transportation Authority, Floater Certificates 2001-586, 1.60% TOBs (FSA INS)/(Morgan Stanley, Dean Witter & Co. LIQ), Optional Tender 2/13/2003	3,555,000

		TOTAL	10,569,132

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$372,754,434

Securities that are subject to alternative minimum tax represent 42.1% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2002, these securities amounted to $82,419,000 which represents 22.1% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($373,290,808) at

April 30, 2002.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
FSA	--Financial Security Assurance
GO	--General Obligation
HFA	--Housing Finance Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$372,754,434
Income receivable		1,259,348

TOTAL ASSETS		374,013,782

Liabilities:
Income distribution payable	$355,196
Payable to bank	283,255
Accrued expenses	84,523

TOTAL LIABILITIES		722,974

Net assets for 373,290,808 shares outstanding		$373,290,808

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$373,290,808 ÷ 373,290,808 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Interest			$3,627,819

Expenses:
Investment adviser fee		$1,039,488
Administrative personnel and services fee		156,339
Custodian fees		8,023
Transfer and dividend disbursing agent fees and expenses		50,434
Directors'/Trustees' fees		1,247
Auditing fees		5,405
Legal fees		3,318
Portfolio accounting fees		39,851
Shareholder services fee		519,744
Share registration costs		13,095
Printing and postage		8,390
Insurance premiums		5,892

TOTAL EXPENSES		1,851,226

Waivers:
Waiver of investment adviser fee	$(502,873)
Waiver of transfer and dividend disbursing agent fees and expenses	(7,621)

TOTAL WAIVERS		(510,494)

Net expenses			1,340,732

Net investment income			$2,287,087

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,287,087	$8,310,139

Distributions to Shareholders:
Distributions from net investment income	(2,287,087)	(8,310,139)

Share Transactions:
Proceeds from sale of shares	522,371,670	938,556,173
Net asset value of shares issued to shareholders in payment of distributions declared	1,165,052	5,007,597
Cost of shares redeemed	(556,557,949)	(740,215,577)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(33,021,227)	203,348,193

Change in net assets	(33,021,227)	203,348,193

Net Assets:
Beginning of period	406,312,035	202,963,842

End of period	$373,290,808	$406,312,035

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.04	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.55%	2.83%	3.65%	2.81%	3.17%	3.24%

Ratios to Average Net Assets:

Expenses	0.64%[3]	0.64%	0.59%	0.59%	0.59%	0.59%

Net investment income	1.10%[3]	2.66%	3.59%	2.77%	3.09%	3.19%

Expense waiver/reimbursement[4]	0.25%[3]	0.27%	0.33%	0.33%	0.35%	0.40%

Supplemental Data:

Net assets, end of period (000 omitted)	$373,291	$406,312	$202,964	$185,348	$212,111	$172,636

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes To Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the State of North Carolina consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $88 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2005.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2002, paid in capital aggregated $373,290,808.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Shares sold	522,371,670	938,556,173
Shares issued to shareholders in payment of distributions declared	1,165,052	5,007,597
Shares redeemed	(556,557,949)	(740,215,577)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(33,021,227)	203,348,193

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntarily waiver at anytime at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $189,100,000 and $245,135,000 respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers in that state than would a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 74.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14.6% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
North Carolina Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N278

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G01177-01 (6/02)

Federated Investors
World-Class Investment Manager

New Jersey Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4%[1]
		New Jersey--97.4%
$2,660,000		ABN AMRO MuniTOPS Certificates Trust (New York and New Jersey Non-AMT), (Series 2000-19), Weekly VRDNs (Port Authority of New York and New Jersey)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$2,660,000
1,577,700		Absecon, NJ, 3.50% BANs, 5/24/2002	1,578,182
3,000,000		Atlantic Highlands, NJ, 2.50% BANs, 10/11/2002	3,005,216
1,686,500		Beachwood, NJ, (Series A), 3.125% BANs, 9/6/2002	1,690,090
720,000		Camden County, NJ Improvement Authority, (Series 1995), Weekly VRDNs (Jewish Federation of Southern Jersey, Inc.)/(National Westminster Bank PLC LOC)	720,000
4,900,000		Camden County, NJ Improvement Authority, (Series 1996), Weekly VRDNs (Parkview Redevelopment Housing Project)/(General Electric Capital Corp. LOC)	4,900,000
4,956,200		Clark Township, NJ, 2.70% BANs, 1/3/2003	4,990,775
5,215,000		Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT), (Series 1998-6), Weekly VRDNs (New Jersey Housing & Mortgage Financing Authority)/ (MBIA INS)/(State Street Bank and Trust Co. LIQ)	5,215,000
6,900,000		Delaware River Port Authority, MERLOTS, (Series 2000 B4), Weekly VRDNs (FGIC INS)/(Wachovia Bank of NC, N.A. LIQ)	6,900,000
3,000,000		Delaware River Port Authority, PUTTERs, (Series 144), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	3,000,000
7,990,000		Delaware River and Bay Authority, MERLOTS, (Series 2000 B8), Weekly VRDNs (AMBAC INS)/(Wachovia Bank of NC, N.A. LIQ)	7,990,000
3,100,000		East Rutherford, NJ Board of Education, 3.20% BANs, 9/13/2002	3,110,072
1,696,500		Egg Harbor Township, NJ, 3.40% BANs, 6/28/2002	1,697,940
1,000,000		Essex County, NJ, Improvement Authority, Project Revenue Bonds, (Series 1995), Weekly VRDNs (Essex County, NJ)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	1,000,000
1,990,000		Hudson County, NJ, 11.875% Bonds (United States Treasury PRF), 7/1/2002 (@100)	2,019,896
5,000,000		Kinnelon, NJ Board of Education, 2.50% BANs, 1/15/2003	5,021,233
1,500,000		Maple Shade Township, NJ, 4.00% BANs, 5/6/2002	1,500,262
5,350,000		Margate, NJ, 3.60% BANs, 7/16/2002	5,360,268
1,500,000		Middlesex County, NJ, PCFA, Weekly VRDNs (FMC Gold Co.)/(Wachovia Bank of NC, N.A. LOC)	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Jersey--continued
$2,210,000		New Jersey EDA, Weekly VRDNs (Maroukian Realty LLC)/(Commerce Bank, N.A., Cherry Hill, NJ LOC)	$2,210,000
4,888,000		New Jersey EDA, Weekly VRDNs (Meridan Health Care)/(Allfirst Bank LOC)	4,888,000
2,350,000		New Jersey EDA, Weekly VRDNs (U.S. Golf Assoc.)/(PNC Bank, N.A. LOC)	2,350,000
1,850,000		New Jersey EDA, Weekly VRDNs (YM-YWHA of Bergen County, NJ)/ (Fleet National Bank LOC)	1,850,000
940,000		New Jersey EDA, (Series 1994A), 2.95% TOBs (A.F.L. Quality, Inc.)/ (Fleet National Bank LOC), Optional Tender 7/1/2002	940,000
220,000		New Jersey EDA, (Series 1994B), 2.95% TOBs (Two Univac LLC)/ (Fleet National Bank LOC), Optional Tender 7/1/2002	220,000
3,895,000		New Jersey EDA, (2000 Project), Weekly VRDNs (Fisk Alloy Wire, Inc. & Affiliates)/(Wachovia Bank of NC, N.A. LOC)	3,895,000
4,100,000		New Jersey EDA, (Series 1985), Weekly VRDNs (Seton Co.)/(Wachovia Bank of NC, N.A. LOC)	4,100,000
4,300,000		New Jersey EDA, (Series 1990), Weekly VRDNs (Genlyte Camden County)/(Bank of America N.A. LOC)	4,300,000
810,000		New Jersey EDA, (Series 1992D-1), Weekly VRDNs (Danlin Corp.)/ (BNP Paribas LOC)	810,000
2,215,000		New Jersey EDA, (Series 1992L), Weekly VRDNs (Kent Place School)/ (BNP Paribas LOC)	2,215,000
840,000		New Jersey EDA, (Series 1995), Weekly VRDNs (International Vitamin Corp. Project)/(J.P. Morgan Chase Bank LOC)	840,000
3,500,000		New Jersey EDA, (Series 1997), Weekly VRDNs (Phoenix Realty Partners)/(Wachovia Bank of NC, N.A. LOC)	3,500,000
1,300,000		New Jersey EDA, (Series 1997), Weekly VRDNs (UJA Federation of Bergen County and North Hudson, Inc.)/(Bank of New York LOC)	1,300,000
2,100,000		New Jersey EDA, (Series 1997), Weekly VRDNs (Wood Hollow Associates LLC)/(Wachovia Bank of NC, N.A. LOC)	2,100,000
1,655,000		New Jersey EDA, (Series 1998), Weekly VRDNs (Deutscher Realty Co. LLC)/(J.P. Morgan Chase Bank LOC)	1,655,000
14,280,000		New Jersey EDA, (Series 1998A), Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC)	14,280,000
2,500,000		New Jersey EDA, (Series 1998B), Weekly VRDNs (Jewish Home at Rockleigh)/(PNC Bank, N.A. LOC)	2,500,000
3,145,000		New Jersey EDA, (Series 1999), Weekly VRDNs (Richmond Industries, Inc. & Richmond Realty LLC)/(Commerce Bank, N.A., Cherry Hill, NJ LOC)	3,145,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Jersey--continued
$3,815,000		New Jersey EDA, (Series 1999), Weekly VRDNs (VOADV Property, Inc.)/(Commerce Bank, N.A., Cherry Hill, NJ LOC)	$3,815,000
3,080,000		New Jersey EDA, (Series 1999), Weekly VRDNs (White Wave, Inc.)/(Key Bank, N.A. LOC)	3,080,000
3,560,000		New Jersey EDA, (Series 2000), Weekly VRDNs (Rose Hill Associates LLC)/ (Commerce Bank, N.A., Cherry Hill, NJ LOC)	3,560,000
5,780,000		New Jersey EDA, (Series 2000), 1.95% TOBs (Dallas Airmotive, Inc.)/ (Bayerische Landesbank Girozentrale LOC), Optional Tender 6/3/2002	5,780,000
7,000,000		New Jersey EDA, (Series 2001), Weekly VRDNs (Diocese of Metuchen)/ (Fleet National Bank LOC)	7,000,000
8,000,000		New Jersey EDA, (Series 2001), Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank of NC, N.A. LOC)	8,000,000
2,000,000		New Jersey EDA, (Series 2001), Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC)	2,000,000
3,500,000		New Jersey EDA, (Series 2001), Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC)	3,500,000
5,000,000		New Jersey EDA, (Series 2001C), Weekly VRDNs (Presbyterian Home at Montgomery)/(BNP Paribas LOC)	5,000,000
840,000		New Jersey EDA, (Series A), Weekly VRDNs (325 Midland Avenue LLC & Wearbest Sil-Tex Ltd.)/(Bank of New York LOC)	840,000
6,200,000		New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC6), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	6,200,000
4,500,000		New Jersey Health Care Facilities Financing Authority, Weekly VRDNs (St. Peter's University Hospital)/(Summit Bank, NJ LOC)	4,500,000
3,900,000		New Jersey Health Care Facilities Financing Authority, (Series 1999-A2), Daily VRDNs (Holland Christian Home Assoc.)/(Valley National Bank, Passaic, NJ LOC)	3,900,000
4,600,000		New Jersey Health Care Facilities Financing Authority, (Series 2001-A3), Weekly VRDNs (Capital Health System, Inc.)/(Fleet National Bank LOC)	4,600,000
2,500,000		New Jersey Health Care Facilities Financing Authority, MERLOTS, (Series 2001-A100), Weekly VRDNs (Jersey City Medical Center)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	2,500,000
2,490,000		New Jersey Housing & Mortgage Financing Authority, MERLOTS, (Series 2000 A2), Weekly VRDNs (MBIA INS)/(Wachovia Bank of NC, N.A. LIQ)	2,490,000
3,000,000		New Jersey State Educational Facilities Authority, (2000 Series D), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/ (Wachovia Bank of NC, N.A. LIQ)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Jersey--continued
$2,830,000		New Jersey State Transportation Trust Fund Authority, Floater Certificates, (Series 1998-54), Weekly VRDNs (FSA INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	$2,830,000
1,995,000	[2]	New Jersey Turnpike Authority, (PA-824R), 1.89% TOBs (MBIA INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/29/2002	1,995,000
5,000,000		Newton, NJ Board of Education, 2.60% BANs, 10/11/2002	5,022,866
600,000		Ocean City, NJ, 3.50% BANs, 5/24/2002	600,183
3,000,000		Ocean City, NJ, 3.50% BANs, 5/24/2002	3,003,114
2,465,000		Park Ridge Borough, NJ, 3.70% BANs, 7/12/2002	2,469,949
4,504,000		Passaic County, NJ, 2.60% BANs, 9/30/2002	4,518,786
5,315,000		Pemberton Township, NJ, 3.15% BANs, 7/23/2002	5,318,757
1,083,650		Pine Beach, NJ, 3.25% BANs, 12/20/2002	1,092,120
10,000,000		Port Authority of New York and New Jersey, (Series 1991-4/5), Weekly VRDNs	10,000,000
2,295,000		Port Authority of New York and New Jersey, MERLOTS, (Series 2000 B5), Weekly VRDNs (JFK International Air Terminal LLC)/(MBIA INS)/ (Wachovia Bank of NC, N.A. LIQ)	2,295,000
2,100,000		Port Authority of New York and New Jersey, PUTTERs (Series 153), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	2,100,000
2,900,000		Somerville Borough, NJ, 2.75% BANs, 12/17/2002	2,913,432
1,170,450		Stanhope, NJ, 3.25% BANs, 6/13/2002	1,170,985
2,000,000		Trenton, NJ, 3.35% BANs, 5/16/2002	2,000,279
6,500,000		Vineland, NJ, 3.00% BANs, 7/17/2002	6,518,508
3,905,188		Washington Borough, NJ, 3.00% BANs, 12/6/2002	3,926,992
2,509,500		West Amwell Township, NJ, 2.70% BANs, 3/14/2003	2,522,011
3,000,000		Willingboro Township, NJ, 3.00% BANs, 7/26/2002	3,001,371

		TOTAL	254,021,287

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--2.0%
$5,100,000		Puerto Rico Highway and Transportation Authority, (Series A), Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	5,100,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$259,121,287

Securities that are subject to AMT represent 25.2% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
95.09%	4.91%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2002, this security amounted to $1,995,000 which represents 0.8% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($260,595,305) at April 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$259,121,287
Cash		61,125
Income receivable		1,679,068

TOTAL ASSETS		260,861,480

Liabilities:
Income distribution payable	$238,977
Accrued expenses	27,198

TOTAL LIABILITIES		266,175

Net assets for 260,595,305 shares outstanding		$260,595,305

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$119,266,940 ÷ 119,266,940 shares outstanding		$1.00

Institutional Service Shares:
$141,328,365 ÷ 141,328,365 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Interest			$2,388,564

Expenses:
Investment adviser fee		$548,378
Administrative personnel and services fee		103,095
Custodian fees		5,654
Transfer and dividend disbursing agent fees and expenses		37,902
Directors'/Trustees' fees		774
Auditing fees		5,943
Legal fees		3,290
Portfolio accounting fees		38,524
Distribution services fee--Institutional Service Shares		61,847
Shareholder services fee--Institutional Shares		188,118
Shareholder services fee--Institutional Service Shares		154,618
Share registration costs		14,926
Printing and postage		10,178
Insurance premiums		5,202
Miscellaneous		734

TOTAL EXPENSES		1,179,183

Waivers:
Waiver of investment adviser fee	$(6,375)
Waiver of transfer and dividend disbursing agent fees and expenses	(7,488)
Waiver of distribution services fee--Institutional Service Shares	(61,847)
Waiver of shareholder services fee--Institutional Shares	(150,495)
Waiver of shareholder services fee--Institutional Service Shares	(61,847)

TOTAL WAIVERS		(288,052)

Net expenses			891,131

Net investment income			$1,497,433

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,497,433	$5,873,160

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(853,019)	(3,569,235)
Institutional Service Shares	(644,414)	(2,303,925)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,497,433)	(5,873,160)

Share Transactions:
Proceeds from sale of shares	423,730,679	604,630,884
Net asset value of shares issued to shareholders in payment of distributions declared	380,000	1,424,751
Cost of shares redeemed	(391,819,311)	(543,562,968)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	32,291,368	62,492,667

Change in net assets	32,291,368	62,492,667

Net Assets:
Beginning of period	228,303,937	165,811,270

End of period	$260,595,305	$228,303,937

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.57%	2.83%	3.56%	2.77%	3.12%	3.18%

Ratios to Average Net Assets:

Expenses	0.60%[3]	0.60%	0.55%	0.55%	0.55%	0.55%

Net investment income	1.13%[3]	2.72%	3.49%	2.75%	3.07%	3.13%

Expense waiver/reimbursement[4]	0.21%[3]	0.23%	0.30%	0.28%	0.28%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$119,267	$135,901	$99,502	$112,138	$106,032	$112,407

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.04	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.52%	2.73%	3.45%	2.67%	3.01%	3.08%

Ratios to Average Net Assets:

Expenses	0.70%[3]	0.70%	0.65%	0.65%	0.65%	0.65%

Net investment income	1.04%[3]	2.66%	3.43%	2.65%	2.95%	3.08%

Expense waiver/reimbursement[4]	0.21%[3]	0.23%	0.30%	0.28%	0.28%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$141,328	$92,402	$66,310	$58,363	$65,240	$54,538

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the New Jersey Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $321, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2005.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At April 30, 2002, capital paid-in aggregated $260,595,305.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Institutional Shares:
Shares sold	177,754,097	350,816,032
Shares issued to shareholders in payment of distributions declared	6,139	38,188
Shares redeemed	(194,394,771)	(314,454,247)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(16,634,535)	36,399,973

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Institutional Service Shares:
Shares sold	245,976,582	253,814,852
Shares issued to shareholders in payment of distributions declared	373,861	1,386,563
Shares redeemed	(197,424,540)	(229,108,721)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	48,925,903	26,092,694

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	32,291,368	62,492,667

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.10% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $221,535,000 and $235,365,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 67.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.9% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expense and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
New Jersey Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N476
Cusip 60934N468

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

2052902 (6/02)

Federated Investors
World-Class Investment Manager

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8%[1]
		New York--99.8%
$13,150,000		ABN AMRO MuniTOPS Certificates Trust (New York Non-AMT)/ (Series 1999-2), Weekly VRDNs (Metropolitan Transportation Authority, NY)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$13,150,000
4,000,000		ABN AMRO MuniTOPS Certificates Trust (New York and New Jersey Non-AMT)/(Series 2000-19), Weekly VRDNs (Port Authority of New York and New Jersey)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	4,000,000
3,000,000		Afton, NY CSD, 2.625% BANs, 6/20/2002	3,001,720
3,000,000		Akron, NY CSD, 3.25% TANs, 6/27/2002	3,001,819
14,140,000		Albany, NY IDA (Series 2001B: Empire Commons West), Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. LIQ)	14,140,000
5,076,108		Alexandria, NY CSD (Series 2001), 2.50% BANs (Alexander, NY Central School District), 7/9/2002	5,081,152
5,000,000		Allegany-Limestone, NY CSD, 2.50% BANs, 6/18/2002	5,001,943
3,600,000		Bath, NY CSD, 3.20% BANs, 6/18/2002	3,601,472
5,000,000		Beacon, NY, 2.50% BANs, 12/27/2002	5,020,975
15,575,176		Beaver River, NY CSD, 1.80% BANs, 2/28/2003	15,576,340
1,434,400		Benton, NY, 2.75% BANs, 11/14/2002	1,439,710
3,575,000		Camden, NY CSD, 3.00% RANs, 6/28/2002	3,576,213
5,625,000		Cattaraugus County, NY IDA (Series 1999A), Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturer's & Traders Trust Co., Buffalo, NY LOC)	5,625,000
3,260,000		Cayuga County, NY IDA (Series 1998), Weekly VRDNs (NFR Northeast, Inc.)/(Key Bank, N.A. LOC)	3,260,000
3,900,000		Chautauqua County, NY IDA, Weekly VRDNs (Mogen David Wine Corp.)/(Wells Fargo Bank, N.A. LOC)	3,900,000
3,500,000		Chautauqua County, NY IDA (Series 1999A), Weekly VRDNs (National Bedding Co.)/(Bank of America N.A. LOC)	3,500,000
24,242,000	[2]	Clipper Tax-Exempt Certificates Trust (New York AMT)/(Series 1998-10), 1.70% TOBs (New York State Mortgage Agency)/(State Street Bank and Trust Co. LIQ), Optional Tender 11/21/2002	24,242,000
580,000		Colonie, NY IDA, Weekly VRDNs (Herbert S. Ellis)/(HSBC Bank USA LOC)	580,000
470,000		Colonie, NY IDA (Series 1988), Weekly VRDNs (Specialty Retailers, Inc.)/(HSBC Bank USA LOC)	470,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$5,000,000		Cortland, NY City School District, 3.00% RANs, 6/28/2002	$5,002,318
1,000,000		Dutchess County, NY IDA (Series 1995), Weekly VRDNs (Laerdal Medical Corp.)/(Bank of New York LOC)	1,000,000
3,880,000		East Rochester, NY HFA (Series 2001: Daniel's Creek at Baytowne), Weekly VRDNs (Seabury Associates LP)/(HSBC Bank USA LOC)	3,880,000
4,720,000		Erie County, NY IDA (Series 1998), Weekly VRDNs (Alden Scientific Corp.)/(Key Bank, N.A. LOC)	4,720,000
1,790,000		Erie County, NY IDA (Series A), Weekly VRDNs (Gemcor)/(HSBC Bank USA LOC)	1,790,000
4,660,000		Erie County, NY IDA, IDRB (Series 1994), Weekly VRDNs (Servotronics, Inc. Project)/(Fleet National Bank LOC)	4,660,000
2,585,039		Geneva, NY, 3.15% BANs, 5/30/2002	2,585,438
4,300,000		Gloversville, NY City School District, 4.50% RANs, 6/28/2002	4,308,270
9,850,000		Gowanda, NY CSD, 2.25% BANs, 12/19/2002	9,871,475
7,917,220		Granville, NY CSD, 3.00% BANs, 8/22/2002	7,924,377
1,300,000		Guilderland, NY IDA (Series 1993A), Weekly VRDNs (Northeastern Industrial Park, Inc.)/(Fleet National Bank LOC)	1,300,000
5,000,000		Guilderland, NY, 2.75% BANs, 5/2/2003	5,034,250
2,720,000		Herkimer County, NY IDA, IDRB (Series 1994), Weekly VRDNs (Granny's Kitchen)/(Bank of New York LOC)	2,720,000
4,000,000		Hicksville, NY Union Free School District, 3.00% TANs, 6/27/2002	4,001,942
4,000,000		Homer, NY CSD, 3.25% RANs, 6/28/2002	4,002,664
4,358,158		Hudson Falls, NY CSD, 2.00% BANs, 6/26/2002	4,360,171
6,000,000		Islip, NY Union Free School District, 3.125% TANs, 6/27/2002	6,002,960
29,095,000		Long Island Power Authority, PA-522, Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	29,095,000
10,300,000		Long Island Power Authority (Series 3A), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	10,300,000
2,975,000		Long Island Power Authority, Floater Certificates (Series 1998-66), Weekly VRDNs (MBIA INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	2,975,000
7,595,000	[2]	Long Island Power Authority, PA-513R, 2.60% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/29/2002	7,595,000
4,480,000	[2]	Long Island Power Authority, PA-807R, 2.60% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/29/2002	4,480,000
1,105,000		Madison County, NY IDA (Series 1989A), Weekly VRDNs (Madison, NY Upstate Metals)/(Fleet National Bank LOC)	1,105,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$12,455,000		Madison County, NY IDA (Series 1999A), Weekly VRDNs (Cazenovia College)/(Manufacturer's & Traders Trust Co., Buffalo, NY LOC)	$12,455,000
3,400,000		Madison County, NY IDA (Series A), Weekly VRDNs (Owl Wire and Cable)/(KeyBank, N.A. LOC)	3,400,000
26,095,000		Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	26,095,000
2,000,000	[2]	Metropolitan Transportation Authority, NY, PA-477R, 2.05% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/24/2002	2,000,000
4,265,000		Metropolitan Transportation Authority, NY, Trust Receipts (Series 1997 FR/RI-9), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ)	4,265,000
2,900,000		Monroe County, NY IDA (Series 2000), Weekly VRDNs (Eldre Corp.)/(J.P. Morgan Chase Bank LOC)	2,900,000
2,630,000		Monroe County, NY IDA (Series 2000), Weekly VRDNs (Hover-Davis, Inc.)/(J.P. Morgan Chase Bank LOC)	2,630,000
3,500,000		Monroe County, NY IDA (Series 2002A), Weekly VRDNs (Monroe Community College Association, Inc.)/(Manufacturer's & Traders Trust Co., Buffalo, NY LOC)	3,500,000
16,845,000		Mount Morris, NY CSD, 3.25% BANs, 6/19/2002	16,854,882
25,000,000		Nassau County, NY Interim Finance Authority (Series 2001B-1), 2.50% BANs, 7/18/2002	25,053,114
23,000,000		Nassau County, NY Interim Finance Authority (Series 2001B-2), 2.50% BANs, 9/12/2002	23,079,136
4,000,000		Nassau County, NY Interim Finance Authority (Series 2001B-2), 2.50% BANs, 12/5/2002	4,018,785
3,630,000		New York City Housing Development Corp., Municipal Securities Trust Receipts (Series 1996-CMC1A), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	3,630,000
3,630,000		New York City Housing Development Corp., Municipal Securities Trust Receipts (Series 1996-CMC1B), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	3,630,000
23,030,000		New York City Municipal Water Finance Authority (Fiscal 2001 F-2 Bonds), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	23,030,000
28,240,000		New York City Municipal Water Finance Authority PA-523, Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	28,240,000
22,700,000		New York City Municipal Water Finance Authority (Series 4), 1.70% CP (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender 7/25/2002	22,700,000
25,000,000		New York City Municipal Water Finance Authority (Series 6), 1.50% CP, Mandatory Tender 5/15/2002	25,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$2,000,000		New York City Municipal Water Finance Authority, Trust Receipts (Series 1997 FR/RI-6), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	$2,000,000
22,400,000		New York City Trust For Cultural Resources (Series 2000), Weekly VRDNs (Manhattan School of Music)/(Radian Asset Assurance INS)/(Wachovia Bank N.A. LIQ)	22,400,000
9,900,000		New York City, NY IDA (Series 2000), Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturer's & Traders Trust Co., Buffalo, NY LOC)	9,900,000
7,500,000		New York City, NY IDA (Series 2001), Weekly VRDNs (Jewish Community Center in Manhattan, Inc.)/(Manufacturer's & Traders Trust Co., Buffalo, NY LOC)	7,500,000
1,300,000		New York City, NY IDA (Series 2001), Weekly VRDNs (Village Community School)/(Manufacturer's & Traders Trust Co., Buffalo, NY LOC)	1,300,000
6,330,000		New York City, NY IDA, CDC 1997H - Class A Certificates, Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ)	6,330,000
6,985,000		New York City, NY IDA, CDC Municipal Products (Series 1998D), Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ)	6,985,000
3,040,000		New York City, NY IDA, CDC Municipal Products (Series 1996H), Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ)	3,040,000
7,600,000		New York City, NY IDA, Class A Certificates (Series CDC-1997E), Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ)	7,600,000
2,810,000		New York City, NY Transitional Finance Authority (1999 Subseries A-1), Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	2,810,000
1,380,000		New York City, NY Transitional Finance Authority (1999 Subseries A-1), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	1,380,000
9,965,000		New York City, NY Transitional Finance Authority (Series 1999B), MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ)	9,965,000
12,500,000		New York City, NY Transitional Finance Authority, NYC Recovery Notes (Series 2002A), 3.25% BANs, 10/2/2002	12,557,803
6,200,000		New York City, NY (1994 Series E-6), Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	6,200,000
6,025,000		New York City, NY (1995 Series F-4), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	6,025,000
3,000,000		New York City, NY (1995 Series F-5), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$7,500,000		New York City, NY (1996 Series J-2), Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	$7,500,000
15,000,000		New York City, NY (1996 Series J-3), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	15,000,000
17,350,000		New York City, NY PA-156, Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	17,350,000
2,255,000		New York City, NY, 5.50% Bonds, 8/1/2002	2,270,364
2,900,000		New York State Dormitory Authority (Series 1990B), Daily VRDNs (Cornell University)/(J.P. Morgan Chase Bank LIQ)	2,900,000
6,500,000		New York State Dormitory Authority (Series 2000), Weekly VRDNs (Glen Eddy, Inc.)/(Fleet National Bank LOC)	6,500,000
7,500,000		New York State Dormitory Authority, MERLOTS (Series 2000X), Weekly VRDNs (Sloan-Kettering Memorial Cancer Center)/(MBIA INS)/(Wachovia Bank N.A. LIQ)	7,500,000
9,925,000		New York State Dormitory Authority, PA-60 (Series 1993), Weekly VRDNs (Rochester General Hospital)/(FHA INS)/(Merrill Lynch & Co., Inc. LIQ)	9,925,000
6,445,000	[2]	New York State Dormitory Authority, PA-773R, 2.05% TOBs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/24/2002	6,445,000
5,505,000		New York State Dormitory Authority, PT-128, Weekly VRDNs (Rosalind & Joseph Gurwin Jewish Geriatric Center of Long Island, Inc.)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,505,000
12,950,000		New York State Dormitory Authority, PT-130, Weekly VRDNs (United Health Services Hospitals, Inc.)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	12,950,000
6,580,000		New York State Dormitory Authority, PT-75, Weekly VRDNs (Ellis Hospital)/(MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	6,580,000
2,895,000		New York State Dormitory Authority, Variable Rate Certificate (Series 2001D), Weekly VRDNs (Mount Sinai School of Medicine)/(MBIA INS)/(Bank of America N.A. LIQ)	2,895,000
4,270,000		New York State Energy Research & Development Authority (Series 1985 A), Daily VRDNs (Niagara Mohawk Power Corp.)/(Toronto Dominion Bank LOC)	4,270,000
5,445,000		New York State Energy Research & Development Authority, PA-144, Weekly VRDNs (Long Island Power Authority)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,445,000
7,900,000		New York State Energy Research & Development Authority (Series 2001 A-3), Weekly VRDNs (Consolidated Edison Co.)/(Barclays Bank PLC LOC)	7,900,000
3,017,000		New York State HFA, Weekly VRDNs (Special Surgery Hospital)/ (J.P. Morgan Chase Bank LOC)	3,017,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$10,900,000		New York State HFA, 66 West 38th Street Housing Revenue Bonds (Series 2001A), Weekly VRDNs (1010 Sixth Associates LLC)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	$10,900,000
2,500,000		New York State HFA, Health Facilities Revenue Bonds, PA-143, Weekly VRDNs (New York City, NY)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,500,000
7,200,000		New York State Local Government Assistance Corp. (Series 1995E), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt and Societe Generale, Paris LOCs)	7,200,000
5,600,000		New York State Local Government Assistance Corp. (Series 1995F), Weekly VRDNs (Toronto Dominion Bank LOC)	5,600,000
18,250,000		New York State Medical Care Facilities Finance Agency, PT-100, Weekly VRDNs (FHA INS)/(Merrill Lynch & Co., Inc. LIQ)	18,250,000
3,700,000		New York State Mortgage Agency, PA-29, Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	3,700,000
14,495,000		New York State Mortgage Agency, PA-422, Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	14,495,000
600,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds (Series PT-15B), Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	600,000
4,790,000		New York State Mortgage Agency, MERLOTS (Series 2000 B3), Weekly VRDNs (Wachovia Bank N.A. LIQ)	4,790,000
9,983,000		New York State Mortgage Agency, MERLOTS (Series 2000 B), Weekly VRDNs (Wachovia Bank N.A. LIQ)	9,983,000
8,645,000		New York State Mortgage Agency, PA-406, Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	8,645,000
12,000,000		New York State Thruway Authority, PA-172, Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	12,000,000
4,000,000		New York State Thruway Authority, PA-532, Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,000,000
8,400,000		New York State Urban Development Corp., Municipal SecuritiesTrust Receipts (Series 1996-CMC6), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	8,400,000
14,500,000		New York State, Environmental Quality GO Bonds (Series 1998G), 2.05% TOBs (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender 10/2/2002	14,500,000
5,000,000		Niagara County, NY IDA (Series 2001B), Weekly VRDNs (Niagara University)/(Radian Asset Assurance INS)/(HSBC Bank USA LIQ)	5,000,000
1,000,000		North Syracuse, NY CSD, 3.50% RANs, 6/21/2002	1,000,940
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$920,000		Onondaga County, NY IDA (Series 1997), Weekly VRDNs (General Super Plating Co., Inc.)/(Key Bank, N.A. LOC)	$920,000
3,842,000		Onondaga County, NY IDA (Series 1999A), Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC)	3,842,000
2,040,000		Onondaga County, NY IDA (Series 2000), Weekly VRDNs (M.S. Kennedy Corp.)/(Key Bank, N.A. LOC)	2,040,000
1,725,000		Onondaga County, NY, Weekly VRDNs (Grainger (W.W.), Inc.)	1,725,000
1,000,000		Ontario, NY IDA, Weekly VRDNs (Hillcrest Enterprises/Buckeye Corrugated)/(National City Bank, Ohio LOC)	1,000,000
5,700,000		Oswego County, NY IDA, Weekly VRDNs (Copperweld Corp.)/(Credit Lyonnais SA LOC)	5,700,000
8,950,000		Oxford Academy and Central School District, NY, 2.25% BANs, 2/7/2003	8,980,563
4,367,246		Panama, NY CSD, 3.00% BANs, 8/22/2002	4,371,843
6,400,000		Plainedge, NY Union Free School District, 3.25% TANs, 6/28/2002	6,405,434
5,000,000		Plattsburgh, NY City School District, 3.00% BANs, 6/17/2002	5,001,759
5,065,000		Port Authority of New York and New Jersey, MERLOTS (Series Z), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	5,065,000
15,000,000		Port Authority of New York and New Jersey (Series 1989-2), Weekly VRDNs	15,000,000
15,000,000		Port Authority of New York and New Jersey (Series 1989-3/4), Weekly VRDNs	15,000,000
12,400,000		Port Authority of New York and New Jersey, Port Authority Equipment Note Agreement (Series 2002-1) Weekly VRDNs	12,400,000
4,500,000		Riverhead, NY IDA, IDRB (Series 1998), Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	4,500,000
5,000,000		Rockland County, NY IDA (Series 2001), Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(Bank of New York LOC)	5,000,000
2,775,000		Rockland County, NY IDA (Series 2002: Northern Manor Multicare Center), Weekly VRDNs (Northern Services Group, Inc.)/(Manufacturer's & Traders Trust Co., Buffalo, NY LOC)	2,775,000
855,000		Rotterdam, NY IDA (Series 1993A), Weekly VRDNs (Rotterdam Industrial Park)/(Fleet National Bank LOC)	855,000
7,000,000		Sachem, NY CSD at Holbrook, 3.50% TANs, 6/27/2002	7,008,511
2,254,000		Sandy Creek Village, NY, 2.70% BANs, 8/29/2002	2,254,860
1,145,000		Schenectady, NY IDA, IDRB (Series 1995A), Weekly VRDNs (Fortitech Holding Corp.)/(Fleet National Bank LOC)	1,145,000
4,000,000		Sherburne-Earlville CSD, NY, 3.00% RANs, 6/28/2002	4,001,108
4,410,000		South Jefferson, NY CSD, 2.90% RANs, 6/21/2002	4,410,598
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$2,240,000		Southeast, NY IDA, IDRB (Series 1995), Weekly VRDNs (Dairy Conveyor Corp.)/(J.P. Morgan Chase Bank LOC)	$2,240,000
3,060,000		Southeast, NY IDA, Variable Rate IDRB (Series 1996), Weekly VRDNs (The Rawplug Company, Inc.)/(Bank of New York LOC)	3,060,000
2,500,000		St. Lawrence County, NY IDA (Series 1998A), Weekly VRDNs (Alcoa, Inc.)	2,500,000
2,025,000		St. Lawrence County, NY IDA, Civic Facility Revenue Bonds (Series 1990), Weekly VRDNs (Clarkson University)/(Fleet National Bank LOC)	2,025,000
18,000,000		Starpoint, NY CSD, 2.375% BANs, 6/28/2002	18,009,794
660,000		Suffolk County, NY IDA, Weekly VRDNs (YM-YWHA of Suffolk)/(Citibank N.A., New York LOC)	660,000
2,470,000		Suffolk County, NY IDA (Series 1997B), Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC)	2,470,000
7,000,000		Sullivan West, NY CSD, 3.05% BANs, 6/21/2002	7,002,187
10,000,000		Sullivan West, NY CSD, 3.125% BANs, 6/21/2002	10,004,413
5,500,000		Syracuse, NY IDA Syracuse, Weekly VRDNs (Crouse Health Hospital Cardiology)/(Manufacturer's & Traders Trust Co., Buffalo, NY LOC)	5,500,000
16,235,000		Triborough Bridge & Tunnel Authority, NY, 1991 Resolution (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	16,235,000
25,000,000		Triborough Bridge & Tunnel Authority, NY, Floater Certificates (Series 2001-598), Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	25,000,000
2,000,000		Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N15), Weekly VRDNs (Bank of New York LIQ)	2,000,000
17,000,000	[2]	Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N16), 1.40% TOBs (Bank of New York LIQ), Optional Tender 5/8/2002	17,000,000
23,500,000		Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N17), Weekly VRDNs (Bank of New York LIQ)	23,500,000
2,055,000		Ulster County, NY IDA (Series 2001A), Weekly VRDNs (Northeast Panel & Truss LLC)/(ABN AMRO Bank N.V., Amsterdam LOC)	2,055,000
19,000,000		VRDC/IVRC Trust (Series 1992A), Weekly VRDNs (New York City Municipal Water Finance Authority)/(MBIA INS)/(Citibank N.A., New York LIQ)	19,000,000
2,000,000		VRDC/IVRC Trust (Series 1993B), Weekly VRDNs (Metropolitan Transportation Authority, NY)/(AMBAC INS)/(Citibank N.A., New York LIQ)	2,000,000
2,600,000		VRDC/IVRC Trust (Series 1993G), Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(J.P. Morgan Chase Bank LIQ)	2,600,000
3,135,801		Vestal, NY, 3.25% BANs, 7/19/2002	3,138,434
7,500,000		Walden Village, NY IDA, IDRB (Series 1994), Weekly VRDNs (Spence Engineering Co.)/(Wachovia Bank N.A. LOC)	7,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$10,777,111		Walton, NY CSD, 2.50% BANs, 6/28/2002	$10,784,731
3,255,000		Warren & Washington Counties, NY IDA Weekly VRDNs (Sandy Hill Corp.)/(Wachovia Bank N.A. LOC)	3,255,000
9,000,000		Warsaw, NY CSD, 2.50% BANs, 6/28/2002	9,006,374
2,375,000		Watertown, NY (Series 2001A), 3.125% BANs, 5/31/2002	2,375,465
20,150,000		Watkins Glen, NY CSD, 3.40% BANs, 6/19/2002	20,166,312
4,000,000		Waverly, NY CSD, 3.50% RANs, 6/28/2002	4,003,080
3,040,000		Wayne County, NY IDA (Series 1999), Weekly VRDNs (Paul T. Freund Corporation Facility)/(J.P. Morgan Chase Bank LOC)	3,040,000
1,740,000		West Babylon, NY Union Free School District, 3.25% BANs, 8/9/2002	1,742,317
7,500,000		West Babylon, NY Union Free School District, 3.25% TANs, 6/27/2002	7,505,722
8,345,000		Westchester County, NY IDA (Series 2001), Weekly VRDNs (Catharine Field Home)/(Comerica Bank LOC)	8,345,000
5,680,000		Westchester County, NY IDA (Series 2001), Weekly VRDNs (Hunterbrook Ridge at Fieldhome, Inc.)/(Comerica Bank LOC)	5,680,000
3,100,000		Williamson, NY CSD, 3.00% RANs, 6/28/2002	3,101,197
3,150,000		Windsor, NY CSD, 3.25% RANs, 6/28/2002	3,151,942
6,500,000		Wyoming County, NY IDA (Series 1999A), Weekly VRDNs (TPI Arcade, Inc.)/(Manufacturer's & Traders Trust Co., Buffalo, NY LOC)	6,500,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$1,225,430,877

Securities that are subject to Alternative Minimum Tax represent 17.4% of the portfolio as calculated based on total portfolio market value.

1 The Fund may only invest in one of the two highest short-term rating categories by NRSROs or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2002, the portfolio securities were rated as follows:

Tier Rating Based in Total Market Value

First Tier	Second Tier
91.6%	8.4%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2002, these securities amounted to $61,762,000, which represents 5.0% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,227,444,637) at April 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CSD	--Central School District
FGIC	--Financial Guaranty Insurance Corporation
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Insurance Association
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,225,430,877
Income receivable		8,249,806

TOTAL ASSETS		1,233,680,683

Liabilities:
Payable for investments purchased	$5,034,250
Payable to bank	57,917
Income distribution payable	1,015,382
Accrued expenses	128,497

TOTAL LIABILITIES		6,236,046

Net assets for 1,227,444,637 shares outstanding		$1,227,444,637

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$1,054,288,198 ÷ 1,054,288,198 shares outstanding		$1.00

Cash II Shares:
$173,156,439 ÷ 173,156,439 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Interest			$10,936,235

Expenses:
Investment adviser fee		$2,549,836
Administrative personnel and services fee		479,369
Custodian fees		29,076
Transfer and dividend disbursing agent fees and expenses		97,816
Directors'/Trustees' fees		3,530
Auditing fees		6,032
Legal fees		7,307
Portfolio accounting fees		88,289
Distribution services fee--Institutional Service Shares		1,401,587
Distribution services fee--Cash II Shares		192,060
Shareholder services fee--Institutional Service Shares		1,401,587
Shareholder services fee--Cash II Shares		192,060
Share registration costs		16,024
Printing and postage		16,773
Insurance premiums		4,395
Miscellaneous		1,912

TOTAL EXPENSES		6,487,653

Waivers:
Waiver of investment adviser fee	$(53,495)
Waiver of transfer and dividend disbursing agent fees and expenses	(28,333)
Waiver of distribution services fee--Institutional Service Shares	(1,401,587)
Waiver of distribution services fee--Cash II Shares	(192,060)
Waiver of shareholder services fee--Institutional Service Shares	(897,016)

TOTAL WAIVERS		(2,572,491)

Net expenses			3,915,162

Net investment income			$7,021,073

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,021,073	$27,694,261

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(6,269,827)	(25,297,816)
Cash II Shares	(751,246)	(2,396,445)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,021,073)	(27,694,261)

Share Transactions:
Proceeds from sale of shares	1,787,300,009	3,964,656,897
Net asset value of shares issued to shareholders in payment of distributions declared	2,924,096	13,989,292
Cost of shares redeemed	(1,804,319,704)	(3,625,746,795)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,095,599)	352,899,394

Change in net assets	(14,095,599)	352,899,394

Net Assets:
Beginning of period	1,241,540,236	888,640,842

End of period	$1,227,444,637	$1,241,540,236

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.04	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.56%	2.72%	3.61%	2.83%	3.19%	3.26%

Ratios to Average Net Assets:

Expenses	0.59%[3]	0.58%	0.55%	0.55%	0.55%	0.53%

Net investment income	1.12%[3]	2.62%	3.57%	2.79%	3.12%	3.21%

Expense waiver/reimbursement[4]	0.42%[3]	0.44%	0.47%	0.49%	0.50%	0.52%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,054,288	$1,143,141	$791,245	$577,269	$513,011	$424,174

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.48%	2.56%	3.44%	2.67%	3.02%	3.07%

Ratios to Average Net Assets:

Expenses	0.75%[4]	0.74%	0.71%	0.71%	0.71%	0.71%

Net investment income	0.99%[4]	2.52%	3.40%	2.67%	2.98%	3.01%

Expense waiver/reimbursement[5]	0.26%[4]	0.28%	0.31%	0.33%	0.34%	0.34%

Supplemental Data:

Net assets, end of period (000 omitted)	$173,156	$98,399	$97,396	$62,713	$43,957	$21,402

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Per share amount does not round to $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York Municipalities consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $482, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 of the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At April 30, 2002, capital paid-in aggregated $1,227,444,637.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Institutional Service Shares:
Shares sold	1,438,880,290	3,493,034,973
Shares issued to shareholders in payment of distributions declared	2,379,013	11,864,905
Shares redeemed	(1,530,112,588)	(3,153,003,625)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(88,853,285)	351,896,253

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Cash II Shares:
Shares sold	348,419,719	471,621,924
Shares issued to shareholders in payment of distributions declared	545,083	2,124,387
Shares redeemed	(274,207,116)	(472,743,170)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	74,757,686	1,003,141

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(14,095,599)	352,899,394

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fees. FSSC can modify or terminate this waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $619,395,000 and $613,510,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 56.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.9% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
New York Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N294
Cusip 60934N310

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8060106 (6/02)

Federated Investors
World-Class Investment Manager

Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Ohio--98.1%
$1,000,000		Akron, OH, 3.00% Bonds (MBIA INS), 12/1/2002	$1,005,072
2,000,000		Ashland County, OH, Health Care, (Series 1999), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	2,000,000
2,000,000		Ashland County, OH, Jail Construction, (Series A), 3.25% BANs, 6/13/2002	2,000,801
1,200,000		Aurora, OH, 2.20% BANs, 12/19/2002	1,201,492
1,915,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2 Certificates of Ownership), Weekly VRDNs (Bank One, Kentucky LOC)	1,915,000
5,875,000		Belmont County, OH, Weekly VRDNs (Lesco, Inc.)/(PNC Bank, N.A. LOC)	5,875,000
1,000,000		Belmont County, OH, 2.03% BANs, 3/19/2003	1,002,424
6,130,000		Bowling Green, OH, 2.625% BANs, 9/5/2002	6,131,347
3,610,000		Brooklyn, OH, 3.25% BANs, 8/29/2002	3,617,857
1,200,000		Buckeye, OH, Local School District, 2.50% BANs, 12/30/2002	1,205,136
500,000		Butler County, OH, 2.21% BANs, 9/25/2002	500,635
10,165,000		Clark County, OH, Health Care Facilities, (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	10,165,000
7,000,000		Clark County, OH, Multifamily Housing, (Series 2001), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	7,000,000
4,715,000		Clermont County, OH, Variable Rate IDRBs, (Series 1997), Weekly VRDNs (Buriot International, Inc.)/(PNC Bank, N.A. LOC)	4,715,000
1,125,000		Cleveland Heights, OH, County School District, 2.25% BANs, 7/10/2002	1,126,737
2,345,000		Cleveland Heights, OH, (Series 2001), 2.88% BANs, 8/23/2002	2,346,282
3,654,071		Clipper Tax-Exempt Certificates Trust (Ohio AMT), (Series 1999-4), Weekly VRDNs (Ohio HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	3,654,071
500,000		Clyde, OH, 3.30% BANs, 6/20/2002	500,166
450,000		Clyde, OH, 3.45% BANs, 6/20/2002	450,149
1,230,000		Columbiana County, OH, IDRBs, Weekly VRDNs (C & S Land Company Project)/(Bank One, N.A. (Ohio) LOC)	1,230,000
2,400,000		Coshocton, OH, 2.07% BANs, 2/27/2003	2,406,235
2,700,000		Cuyahoga County, OH, 2.24% BANs, 10/2/2002	2,700,547
100,000		Cuyahoga County, OH IDA, Weekly VRDNs (Animal Protection League (Cuyahoga County))/(KeyBank, N.A. LOC)	100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$750,000		Cuyahoga County, OH IDA, Weekly VRDNs (East Park Community, Inc.)/ (KeyBank, N.A. LOC)	$750,000
4,000,000		Cuyahoga County, OH IDA, Weekly VRDNs (Prince Plating, Inc.)/(Bank of Nova Scotia, Toronto LOC)	4,000,000
1,740,000		Cuyahoga County, OH IDA, Weekly VRDNs (Sure-Foot Industries, Inc.)/(FirstMerit Bank, N.A. LOC)	1,740,000
2,700,000		Cuyahoga County, OH IDA, Weekly VRDNs (Watt Printers)/(National City Bank, Ohio LOC)	2,700,000
1,165,000		Cuyahoga County, OH IDA, IDRBs, (Series 1995), Weekly VRDNs (Avalon Precision Casting Co. Project)/(KeyBank, N.A. LOC)	1,165,000
2,495,000		Cuyahoga County, OH IDR, (Series 1998), Weekly VRDNs (Northstar Plastics, Inc.)/(Firstar Bank LOC)	2,495,000
2,310,000		Cuyahoga County, OH IDA, (Series 1999), Weekly VRDNs (Kowalski Heat Treating Co.)/(FirstMerit Bank, N.A. LOC)	2,310,000
14,400,000		Cuyahoga County, OH, (Series 1999), Weekly VRDNs (National Terminal Apartments)/(Fleet National Bank LOC)	14,400,000
2,000,000		Cuyahoga County, OH EDR, (Series 1999 A), 4.60% TOBs (University School)/(KeyBank, N.A. LOC), Mandatory Tender 12/1/2002	2,029,295
3,330,000		Cuyahoga County, OH, Moh-Ann Village and Mercedarian Plaza Apartments, (Series 2001), 2.25% BANs (Transamerica Occidental Life Insurance Co.), 6/1/2002	3,330,000
1,135,000		Delaware County, OH IDRBs, (Series 1995), Weekly VRDNs (Air Waves, Inc. Project)/(KeyBank, N.A. LOC)	1,135,000
900,000		Dover, OH, 2.15% BANs, 1/9/2003	901,526
3,000,000		Dublin, OH, City School District, (Series 2001 B), 2.12% BANs, 11/14/2002	3,003,481
5,500,000		Dublin, OH, IRDBs, (Series 1997), Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	5,500,000
1,200,000		Elyria, OH, 3.00% BANs, 11/7/2002	1,205,253
3,025,000		Franklin County, OH, Hospital Facility Authority, Weekly VRDNs (Traditions at Mill Run)/(Fifth Third Bank, Cincinnati LOC)	3,025,000
1,775,000		Franklin County, OH IDA, Weekly VRDNs (Promark Electronics, Inc.)/(Bank One, N.A. (Ohio) LOC)	1,775,000
2,235,000		Franklin County, OH IDA, Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC)	2,235,000
2,590,000		Franklin County, OH IDA, (Series 1995), Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,590,000
6,000,000		Franklin County, OH, Mortgage Revenue, (Series 2000 F), Weekly VRDNs (Trinity Healthcare Credit Group)	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$3,750,000		Franklin County, OH, (Series 2001), 2.10% TOBs (Waggoner Senior Apartments)/(United States Treasury COL), Mandatory Tender 8/1/2002	$3,750,000
1,205,000		Franklin County, OH, Adjustable Rate Demand Economic Development Revenue Refunding Bonds, (Series 1996), Weekly VRDNs (CPM Investments)/(Huntington National Bank, Columbus, OH LOC)	1,205,000
11,240,000		Franklin County, OH, Hospital Revenue Bonds, (Series 1995), Weekly VRDNs (Holy Cross Health Systems)	11,240,000
630,000		Green City, OH, 3.00% BANs, 10/23/2002	632,362
1,400,000		Guernsey County, OH, 2.08% BANs, 2/19/2003	1,403,652
5,000,000		Hamilton County, OH, Hospital Facilities Authority, (Series 2002 I), Weekly VRDNs (Children's Hospital Medical Center)/(U.S. Bank, N.A. Minneapolis LOC)	5,000,000
1,600,000		Holmes County, OH IDA, Weekly VRDNs (Poultry Processing)/(U.S. Bank, N.A., Minneapolis LOC)	1,600,000
845,000		Huber Heights, OH IDRBs, (Series 1994), Weekly VRDNs (Lasermike, Inc. Project)/(KeyBank, N.A. LOC)	845,000
1,000,000		Hudson City, OH, 3.20% BANs, 5/8/2002	1,000,034
2,250,000		Indian Hill, OH, 2.15% BANs, 4/29/2003	2,250,000
2,000,000		Kent State University, OH, (Series 2001), Weekly VRDNs (MBIA INS)/(Dexia Bank, Belgium LIQ)	2,000,000
2,665,000		Lake County, OH, Adjustable Rate IDRBs, (Series 1996), Weekly VRDNs (Apsco Properties Ltd.)/(Bank One, N.A. (Ohio) LOC)	2,665,000
1,800,000		Lake County, OH, 2.50% BANs, 4/18/2003	1,801,684
1,000,000		Lima, OH, 2.98% BANs, 8/8/2002	1,000,475
2,050,000		Lorain County, OH, Weekly VRDNs (Ohio Metallurgical Service, Inc.)/ (FirstMerit Bank, N.A. LOC)	2,050,000
2,900,000		Lorain Port Authority, OH, (Series 1994), Weekly VRDNs (Spitzer Great Lakes Ltd., Inc.)/(Bank One, N.A. (Ohio) LOC)	2,900,000
860,000		Lorain Port Authority, OH, Adjustable Rate Demand Port Development Refunding Revenue Bonds, (Series 1996), Weekly VRDNs (Spitzer Project)/(Bank One, N.A. (Ohio) LOC)	860,000
8,305,000		Lorain Port Authority, OH, IDRBs, (Series 1996), Weekly VRDNs (Brush Engineered Materials, Inc.)/(National City Bank, Ohio LOC)	8,305,000
2,300,000		Loveland, OH, 2.75% BANs, 9/6/2002	2,301,569
7,400,000		Lucas County, OH IDA, Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. Minneapolis LOC)	7,400,000
110,000		Lucas County, OH, Weekly VRDNs (Sunshine Children's Home)/(National City Bank, Ohio LOC)	110,000
1,500,000		Mahoning County, OH IDA, (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC)	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$2,500,000		Mansfield, OH, 3.62% BANs, 5/2/2002	$2,500,021
3,610,000		Maumee, OH, (Series 2001), 2.45% TOBs (General Electric Capital Corp.), Mandatory Tender 7/1/2002	3,610,000
5,250,000		Medina County, OH, (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Huntington National Bank, Columbus, OH LOC)	5,250,000
2,060,000		Medina County, OH, (Series 1998), Weekly VRDNs (Michael Day Enterprises)/(KeyBank, N.A. LOC)	2,060,000
2,540,000		Mentor, OH, (Series 1997), Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(KeyBank, N.A. LOC)	2,540,000
1,010,000		Montgomery County, OH, (Series 1997), Weekly VRDNs (Cross Country Inns, Inc.)/(Bank One, N.A. (Ohio) LOC)	1,010,000
400,000		North Olmsted, OH IDA, 3.00% TOBs (Therm-All)/(National City Bank, Ohio LOC), Optional Tender 8/1/2002	400,000
615,000		Ohio HFA Multifamily Housing, Weekly VRDNs (Westchester Village)/(KeyBank, N.A. LOC)	615,000
5,895,000		Ohio HFA Multifamily Housing, 2.25% TOBs (Lincoln Park Associates)/(Bank One, N.A. (Ohio) LOC), Optional Tender 5/1/2002	5,895,000
4,415,000		Ohio HFA, MERLOTS, (Series 2000 AA), Weekly VRDNs (GNMA COL)/ (Wachovia Bank of NC, N.A. LIQ)	4,415,000
3,535,000	[2]	Ohio HFA, PT-506, 2.85% TOBs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ), Optional Tender 7/11/2002	3,535,000
1,500,000		Ohio State Public Facilities Commission, Mental Health Capital Facilities, (Series II-A), 5.00% Bonds (FSA INS), 12/1/2002	1,524,144
6,300,000		Ohio State University, (Series 1999 B2), Weekly VRDNs	6,300,000
1,500,000		Ohio State University, (Series A2), 5.40% Bonds, 12/1/2002	1,527,596
4,955,000		Ohio State, Floater Certificates, (Series 2001-601), Weekly VRDNs (Morgan Stanley, Dean Witter & Co. LIQ)	4,955,000
1,000,000		Ohio State, IDRBs, (Series 1994), Weekly VRDNs (Anomatic Corp.)/(National City Bank, Ohio LOC)	1,000,000
5,000,000		Ohio Water Development Authority, (Series 2001), 2.00% TOBs (The Premcor Refining Group, Inc.)/(Fleet National Bank LOC) 12/1/2002	5,000,000
1,000,000		Orange Village, OH, 2.25% BANs, 9/26/2002	1,000,998
400,000		Orrville, OH IDA, Weekly VRDNs (O.S. Associates/Contours, Inc.)/(National City Bank, Ohio LOC)	400,000
4,460,000		Pickaway County, OH IDA, Weekly VRDNs (Crane Plastics)/(Bank One, N.A. (Ohio) LOC)	4,460,000
3,410,000		Portage County, OH IDA, Adjustable Rate IDRBs, (Series 1996), Weekly VRDNs (Barnette Project)/(National City Bank, Ohio LOC)	3,410,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$3,700,000		Rocky River, OH, 2.22% BANs, 11/1/2002	$3,700,729
2,055,000		Ross County, OH, Health Care Facilities Revenue Bonds, (Series 2001), Weekly VRDNs (Traditions at Chillicothe)/(Huntington National Bank, Columbus, OH LOC)	2,055,000
1,500,000		Solon, OH, 2.50% BANs, 12/18/2002	1,504,652
160,000		Solon, OH IDR, Weekly VRDNs (Graphic Laminating)/(KeyBank, N.A. LOC)	160,000
6,185,000		Stark County, OH IDR, Weekly VRDNs (Shearer's Foods, Inc.)/(Bank One, N.A. (Ohio) LOC)	6,185,000
1,570,000		Stark County, OH IDR, (Series 1994), Weekly VRDNs (Wilkof Morris)/ (KeyBank, N.A. LOC)	1,570,000
975,000		Stark County, OH IDR, IDRBs, (Series 1996), Weekly VRDNs (Foundations Systems and Anchors, Inc. Project)/(Bank One, N.A. (Ohio) LOC)	975,000
1,040,000		Strongsville, OH, Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC)	1,040,000
900,000		Strongsville, OH, (Series 1994), Weekly VRDNs (Nutro Machinery Corp.)/(Huntington National Bank, Columbus, OH LOC)	900,000
2,955,000		Summit County, OH IDA, Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC)	2,955,000
4,080,000		Summit County, OH IDA, (Series 1994), Weekly VRDNs (Harry London Candies, Inc.)/(KeyBank, N.A. LOC)	4,080,000
700,000		Summit County, OH IDA, (Series 1997), Weekly VRDNs (Baker McMillen Co.)/ (National City Bank, Ohio LOC)	700,000
2,280,000		Summit County, OH IDA, (Series 1997), Weekly VRDNs (Malco Products, Inc.)/(Bank One, N.A. (Ohio) LOC)	2,280,000
1,985,000		Summit County, OH IDA, (Series 1998), Weekly VRDNs (Waldonia Investment)/(KeyBank, N.A. LOC)	1,985,000
5,390,000		Summit County, OH IDA, (Series 1999), Weekly VRDNs (Waltco Truck Equipment)/(Svenska Handelsbanken, Stockholm LOC)	5,390,000
1,465,000		Summit County, OH IDA, (Series 2000), Weekly VRDNs (McHale Group)/(National City Bank, Ohio LOC)	1,465,000
3,750,000		Summit County, OH IDA, (Series 2001), Weekly VRDNs (AESCO, Inc.)/ (FirstMerit Bank, N.A. LOC)	3,750,000
565,000		Summit County, OH IDA, 2.40% TOBs (Universal Rack)/(National City Bank, Ohio LOC), Optional Tender 9/1/2002	565,000
265,000		Summit County, OH IDA, 3.50% TOBs (Bechmer-Boyce Project)/(KeyBank, N.A. LOC), Optional Tender 7/29/2002	265,000
1,050,000		Summit County, OH IDA, Adjustable Rate IDRBs, (Series 1996), Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC)	1,050,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$413,000		Summit County, OH IDA, (Series 1994), Weekly VRDNs (Austin Printing Co., Inc.)/(Bank One, N.A. (Ohio) LOC)	$413,000
1,175,000		Summit County, OH IDA, IDRBs, (Series 1994 B), Weekly VRDNs (Harry London Candies, Inc.)/(KeyBank, N.A. LOC)	1,175,000
430,000		Summit County, OH IDA, IDRBs, (Series 1995), Weekly VRDNs (Cardtech Project (OH))/(KeyBank, N.A. LOC)	430,000
275,000		Summit County, OH IDA, Multi-Mode Variable Rate, Weekly VRDNs (Mastergraphics, Inc. Project)/(KeyBank, N.A. LOC)	275,000
1,750,000		Summit County, OH IDA, Variable Rate IDRBs, (Series 1998A), Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC)	1,750,000
5,470,000		Summit County, OH, River Valley Group, (Series 2001), 2.45% TOBs (General Electric Capital Corp.), Mandatory Tender 7/1/2002	5,470,000
4,000,000		Toledo-Lucas County, OH, Port Authority, Airport Development Revenue Bonds, (Series 1996-1), Weekly VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank N.V., Amsterdam LOC)	4,000,000
1,000,000		Toledo-Lucas County, OH, Port Authority, IDA, Weekly VRDNs (Medusa Corp.)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	1,000,000
1,400,000		Trumbull County, OH IDA, (Series 1989), Weekly VRDNs (McSonald Steel Corp.)/(PNC Bank, N.A. LOC)	1,400,000
1,160,000		Trumbull County, OH IDA, IDR Refunding Bonds, (Series 1994), Weekly VRDNs (Churchill Downs, Inc.)/(Bank One, N.A. (Ohio) LOC)	1,160,000
1,105,000		Tuscarawas County, OH, Adjustable Rate IDRBs, (Series 1995), Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC)	1,105,000
1,620,000		Williams County, OH, Multi-Mode Variable Rate IDRBs, (Series 1996), Weekly VRDNs (Allied Moulded Products, Inc.)/(KeyBank, N.A. LOC)	1,620,000
825,000		Willoughby City, OH, IDR Refunding Bonds, (Series 1995 A), Weekly VRDNs (Pine Ridge Shopping Center Company Project)/(Firstar Bank, N.A. LOC)	825,000
875,000		Willoughby City, OH, IRDBs, (Series 1995 B), Weekly VRDNs (Pine Ridge Shopping Center Company Project)/(Firstar Bank, N.A. LOC)	875,000
820,000		Wood County, OH, (Series 1998), Weekly VRDNs (IMCO Carbide Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)	820,000
900,000		Wood County, OH, Williams Industries Service Inc, Project Weekly VRDNs (Williams Industrial Service, Inc.)/(Huntington National Bank, Columbus, OH LOC)	900,000
3,250,000		Youngstown, OH, (Series 1996 A), Weekly VRDNs (Cantar/Polyair Corp./Performa Corp.)/(HSBC Bank USA LOC)	3,250,000

		TOTAL	317,409,422

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--1.5%
$5,000,000		Commonwealth of Puerto Rico, (Series 2002), 3.00% TRANs, 7/30/2002	$5,009,960

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$322,419,382

Securities that are subject to alternative minimum tax represent 54.4% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At April 30, 2002, these securities amounted to $3,535,000 which represents 1.1% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($323,578,787) at April 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDR	--Economic Development Revenue
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$322,419,382
Income receivable		1,581,365
Receivable for shares sold		33,590

TOTAL ASSETS		324,034,337

Liabilities:
Income distribution payable	$303,036
Payable to Bank	120,432
Accrued expenses	32,082

TOTAL LIABILITIES		455,550

Net assets for 323,578,787 shares outstanding		$323,578,787

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$132,158,166 ÷ 132,158,166 shares outstanding		$1.00

Institutional Service Shares:
$126,009,906÷ 126,009,906 shares outstanding		$1.00

Cash II Shares:
$65,410,715 ÷ 65,410,715 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Interest			$2,892,805

Expenses:
Investment adviser fee		$590,802
Administrative personnel and services fee		111,071
Custodian fees		7,330
Transfer and dividend disbursing agent fees and expenses		50,939
Directors'/Trustees' fees		984
Auditing fees		6,010
Legal fees		3,592
Portfolio accounting fees		45,942
Distribution services fee--Cash II Shares		99,458
Shareholder services fee--Institutional Service Shares		143,035
Shareholder services fee--Cash II Shares		82,881
Shareholder services fee--Institutional Shares		143,335
Share registration costs		19,630
Printing and postage		11,136
Insurance premiums		6,598
Miscellaneous		1,378

TOTAL EXPENSES		1,324,121

Waivers:
Waiver of investment adviser fee	$(102,611)
Waiver of transfer and dividend disbursing agent fees and expenses	(7,062)
Waiver of distribution services fee--Cash II Shares	(16,576)
Waiver of shareholder services fee--Institutional Service Shares	(28,607)
Waiver of shareholder services fee--Institutional Shares	(143,335)
TOTAL WAIVERS		(298,191)

Net expenses			1,025,930

Net investment income			$1,866,875

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,866,875	$8,757,154

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(717,098)	(3,333,635)
Cash II Shares	(316,956)	(1,891,930)
Institutional Shares	(832,821)	(3,531,589)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,866,875)	(8,757,154)

Share Transactions:
Proceeds from sale of shares	463,672,123	1,212,619,912
Net asset value of shares issued to shareholders in payment of distributions declared	499,099	2,677,084
Cost of shares redeemed	(455,823,960)	(1,181,771,898)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,347,262	33,525,098

Change in net assets	8,347,262	33,525,098

Net Assets:
Beginning of period	315,231,525	281,706,427

End of period	$323,578,787	$315,231,525

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.04	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.72%	3.12%	3.80%	3.10%	3.43%	3.49%

Ratios to Average Net Assets:

Expenses	0.50%[3]	0.48%	0.45%	0.38%	0.38%	0.37%

Net investment income	1.45%[3]	3.12%	3.69%	3.08%	3.39%	3.40%

Expense waiver/reimbursement[4]	0.32%[3]	0.34%	0.37%	0.48%	0.48%	0.48%

Supplemental Data:

Net assets, end of period (000 omitted)	$132,158	$114,933	$94,388	$107,874	$131,395	$55,710

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.04	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.62%	2.91%	3.59%	2.90%	3.22%	3.29%

Ratios to Average Net Assets:

Expenses	0.70%[3]	0.68%	0.65%	0.57%	0.57%	0.57%

Net investment income	1.25%[3]	2.91%	3.57%	2.88%	3.17%	3.25%

Expense waiver/reimbursement[4]	0.12%[3]	0.14%	0.17%	0.28%	0.28%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$126,010	$116,138	$122,294	$90,294	$94,896	$80,619

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.47%	2.60%	3.28%	2.59%	2.91%	2.98%

Ratios to Average Net Assets:

Expenses	1.00%[4]	0.98%	0.95%	0.87%	0.87%	0.87%

Net investment income	0.95%[4]	2.54%	3.21%	2.54%	2.86%	2.94%

Expense waiver/reimbursement[5]	0.12%[4]	0.14%	0.17%	0.28%	0.28%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$65,411	$84,161	$65,024	$117,596	$342,946	$245,329

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Rounds to less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2002, capital paid-in aggregated $323,578,787.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Institutional Shares:
Shares sold	218,458,413	667,030,327
Shares issued to shareholders in payment of distributions declared	117,125	330,660
Shares redeemed	(201,350,498)	(646,816,124)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	17,225,040	20,544,863

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Institutional Service Shares:
Shares sold	120,861,641	214,403,113
Shares issued to shareholders in payment of distributions declared	129,889	524,506
Shares redeemed	(111,119,221)	(221,083,817)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	9,872,309	(6,156,198)

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Cash II Shares:
Shares sold	124,352,069	331,186,472
Shares issued to shareholders in payment of distributions declared	252,085	1,821,918
Shares redeemed	(143,354,241)	(313,871,957)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(18,750,087)	19,136,433

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,347,262	33,525,098

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $225,265,000 and $267,315,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 65.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.5% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Ohio Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N419
Cusip 60934N427
Cusip 60934N393

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

2052903 (6/02)

Federated Investors
World-Class Investment Manager

Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Pennsylvania--99.6%
$6,765,000		Adams County, PA IDA, (Series 1999 A), Weekly VRDNs (Valley Quarries, Inc.)/(Allfirst Bank LOC)	$6,765,000
2,285,000		Adams County, PA IDA, (Series 1999 B), Weekly VRDNs (Valley Quarries, Inc.)/(Allfirst Bank LOC)	2,285,000
3,210,000		Adams County, PA IDA, (Series 1999 C), Weekly VRDNs (Martin Limestone, Inc.)/(Allfirst Bank LOC)	3,210,000
7,600,000		Adams County, PA IDA, (Series 2000), Weekly VRDNs (Genlyte Thomas Group, LLC)/(Bank of America N.A. LOC)	7,600,000
2,500,000		Allegheny County, PA HDA, (Series 2001 B), Weekly VRDNs (Covenant at South Hills)/(KeyBank, N.A. LOC)	2,500,000
2,410,000		Allegheny County, PA HDA, (Series B1), Weekly VRDNs (Presbyterian University Hospital)/(Bank One, Michigan LOC)	2,410,000
8,000,000		Allegheny County, PA HDA, Variable Rate Demand Hospital Revenue Bonds (Series 1998 B), 2.45% TOBs (South Hills Health System)/(PNC Bank, N.A. LOC), Mandatory Tender 4/1/2003	8,000,000
7,500,000		Allegheny County, PA IDA, (Series 2001), 4.00% TOBs (The Education Center at The Watson Institute)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2002	7,500,000
1,000,000		Allegheny County, PA Residential Finance Agency, Single Family Mortgage, (Series 2001 B), 2.25% Bonds (Mellon Bank N.A., Pittsburgh), 11/1/2002	1,000,000
1,000,000		Allegheny County, PA, (Series C-39), 5.90% Bonds (United States Treasury PRF), 5/1/2002 (@102)	1,020,000
1,500,000		Apollo-Ridge School District, PA, 3.19% TRANs, 6/28/2002	1,500,487
925,000		Berks County, PA IDA, Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank of NC, N.A. LOC)	925,000
525,000		Berks County, PA IDA, (Series 1988), Weekly VRDNs (Arrow Electronics, Inc.)/(Wachovia Bank of NC, N.A. LOC)	525,000
1,140,000		Berks County, PA IDA, (Series 1995), Weekly VRDNs (Grafika Commercial Printing, Inc.)/(Wachovia Bank of NC, N.A. LOC)	1,140,000
4,800,000		Berks County, PA IDA (Series 1998), Weekly VRDNs (Eastern Industries, Inc.)/(Allfirst Bank LOC)	4,800,000
2,570,000		Berks County, PA IDA, Manufacturing Facilities Revenue Bonds (Series 1996), Weekly VRDNs (Ram Industries, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,570,000
485,000		Berks County, PA IDA, Revenue Bonds, (Series 1995 A/Subseries B), Weekly VRDNs (Wachovia Bank of NC, N.A. LOC)	485,000
2,000,000		Bethel Park, PA, 2.50% TRANs, 12/31/2002	2,004,596
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$2,000,000		Blairsville-Saltsburg PA School District, 6.50% Bonds (MBIA INS), 5/15/2002 (@100)	$2,002,508
1,700,000		Boyertown, PA Area School District, 3.30% TRANs, 6/28/2002	1,701,180
760,000		Bucks County, PA IDA, Weekly VRDNs (Double H Plastics, Inc.)/(Wachovia Bank of NC, N.A. LOC)	760,000
1,900,000		Bucks County, PA IDA, Weekly VRDNs (Pennsylvania Associates)/(Wachovia Bank of NC, N.A. LOC)	1,900,000
2,200,000		Butler County, PA IDA, (Series 1996 A), Weekly VRDNs (Armco, Inc.)/ (J.P. Morgan Chase Bank LOC)	2,200,000
1,460,000		Butler County, PA IDA, (Series 1998), Weekly VRDNs (Allegheny Metalworking Corp.)/(National City Bank, Pennsylvania LOC)	1,460,000
12,445,000		Butler County, PA IDA, (Series 2000 B), 2.80% TOBs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ), Mandatory Tender 8/1/2002	12,445,000
1,980,000		Butler County, PA IDA, IDRB, (Series 1994), Weekly VRDNs (Lue-Rich Holding Company, Inc. Project)/(ABN AMRO Bank N.V., Amsterdam LOC)	1,980,000
10,700,000		Carbon County, PA IDA, (Series 2001), 2.40% RANs (Horsehead Resource Development, Inc.)/(J.P. Morgan Chase Bank LOC), 11/29/2002	10,700,000
2,300,000		Cheltenham Township, PA, 2.25% TRANs, 12/31/2002	2,303,015
4,335,000		Chester County, PA IDA, (Series 2000 A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC)	4,335,000
5,840,000		Chester County, PA IDA, (Series 2000 A), Weekly VRDNs (Devault Packing Co., Inc.)/(Summit Bank, NJ LOC)	5,840,000
7,300,000		Clearfield County, PA IDA, Weekly VRDNs (Penn Traffic Co.)/(Fleet National Bank LOC)	7,300,000
7,800,000		Commonwealth of Pennsylvania, (Series 2001-JPMC5), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	7,800,000
3,000,000		Commonwealth of Pennsylvania, Variable Rate Certificates, (Series 2001 F), Weekly VRDNs (Bank of America N.A. LIQ)	3,000,000
1,935,000		Cumberland County, PA IDA, (Series 2001), Weekly VRDNs (Industrial Harness Co.)/(Wachovia Bank of NC, N.A. LOC)	1,935,000
600,000		Cumberland County, PA IDA, Industrial Development Bonds, (Series 1994), Weekly VRDNs (Lane Enterprises, Inc. Project)/(Wachovia Bank of NC, N.A. LOC)	600,000
5,445,000		Cumberland County, PA Municipal Authority, (Series 1994), 2.90% TOBs (United Methodist Homes for the Aging)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2002	5,445,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$2,430,000		Cumberland County, PA Municipal Authority, (Series 1996 A), 2.10% TOBs (Dickinson College)/(Mellon Bank N.A., Pittsburgh LOC), Mandatory Tender 11/1/2002	$2,430,000
500,000		Dauphin County, PA General Authority, (Education and Health Loan Program), (Series 1997), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	500,000
1,600,000		Dauphin County, PA IDA, (Series 1998 A), Weekly VRDNs (Key Ingredients, Inc.)/(Citibank N.A., New York LOC)	1,600,000
4,595,000		Dauphin County, PA IDA, (Series 2000), Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Allfirst Bank LOC)	4,595,000
4,645,000		Dauphin County, PA IDA, Variable Rate EDRBs, (Series 1998 B), Weekly VRDNs (Key Ingredients, Inc.)/(Citibank N.A., New York LOC)	4,645,000
380,000		Delaware County, PA Authority, Hospital Revenue Bonds, (Series 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC)	380,000
1,000,000		Doylestown Hospital Authority, PA, (Series 1998 B), Weekly VRDNs (AMBAC INS)/(PNC Bank, N.A. LIQ)	1,000,000
3,000,000		Doylestown Hospital Authority, PA, Hospital Revenue Bonds, (Series 1998 C), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	3,000,000
14,885,000		East Hempfield Township, PA IDA, (Series 1997), Weekly VRDNs (Mennonite Home)/(Allfirst Bank LOC)	14,885,000
1,195,000		Easton Area School District, PA, (Series 1997), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	1,195,000
25,000,000		Erie County, PA Hospital Authority, Weekly VRDNs (St. Vincent Health System)/(Mellon Bank N.A., Pittsburgh LOC)	25,000,000
2,550,000		Erie County, PA Hospital Authority, (Series 2001 A) Weekly VRDNs (Senior Living Services, Inc.)/(KBC Bank N.V. LOC)	2,550,000
3,000,000		Erie County, PA IDA, Weekly VRDNs (SIPCO Molding Technologies, Inc.)/(National City Bank, Pennsylvania LOC)	3,000,000
16,000,000		Erie, PA School District, 2.75% TRANs, 6/28/2002	16,001,514
2,975,000		Forbes Road Career and Technology Center, PA, 3.30% RANs (PNC Bank, N.A. LOC), 6/28/2002	2,976,377
2,900,000		Franconia Township, PA IDA, IDRB, (Series 1997 A), Weekly VRDNs (Asher's Chocolates)/(Mellon Bank N.A., Pittsburgh LOC)	2,900,000
1,515,000		Franklin County, PA IDA, Weekly VRDNs (The Guarriello LP)/(PNC Bank, N.A. LOC)	1,515,000
1,600,000		Freeport, PA Area School District, 3.25% TANs, 6/28/2002	1,600,617
2,055,000		Gettysburg Area IDA, (Series 1998 A), Weekly VRDNs (Hanover Lantern, Inc.)/(Allfirst Bank LOC)	2,055,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$1,795,000		Greene County, PA IDA, (Series 1999), Weekly VRDNs (CWS Company, Inc.)/(Huntington National Bank, Columbus, OH LOC)	$1,795,000
1,150,000		Hampton Township, PA, 2.35% TRANs, 12/31/2002	1,151,886
1,000,000		Huntingdon County, PA IDA, (Series 2001 A), Weekly VRDNs (Bonney Forge Corp.)/(Wachovia Bank of NC, N.A. LOC)	1,000,000
2,130,000		Jackson Township, PA IDA, (Series 1999 A), Weekly VRDNs (Aerial Innovations, Inc.)/(Allfirst Bank LOC)	2,130,000
1,100,000		Lackawanna Trail School District, PA, 3.40% TANs, 6/28/2002	1,100,507
5,550,000		Lancaster County, PA Hospital Authority, (Series 1996), Weekly VRDNs (Masonic Homes)	5,550,000
2,875,000		Lancaster, PA IDA, (Series 1988 C), Weekly VRDNs (Henry Molded Products, Inc.)/(Allfirst Bank LOC)	2,875,000
1,415,000		Lancaster, PA IDA, (Series 1998 A), Weekly VRDNs (Henry Molded Products, Inc.)/(Allfirst Bank LOC)	1,415,000
4,500,000		Lawrence County, PA, 2.37% TRANs, 12/31/2002	4,512,584
2,000,000		Lawrence County, PA IDA, (Series 2001), Weekly VRDNs (Atlantic States Materials of PA, Inc.)/(Wachovia Bank N.A. LOC)	2,000,000
4,500,000		Lawrence County, PA IDA, (Series 2001 A), Weekly VRDNs (Shenango Presbyterian Senior Care Obligated Group)/(SunTrust Bank LOC)	4,500,000
6,255,000		Lebanon County, PA Health Facilities Authority, (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Allfirst Bank LOC)	6,255,000
4,905,000		Lehigh County, PA IDA, (Series 2000), Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wachovia Bank of NC, N.A. LOC)	4,905,000
1,000,000		Lehigh County, PA IDA, Variable Rate Demand Revenue Bonds, (Series 1997), Weekly VRDNs (American Manufacturing Co., Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	1,000,000
6,120,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/(Mellon Bank N.A., Pittsburgh LOC)	6,120,000
3,300,000		Monroe County, PA IDA, PCR, Weekly VRDNs (Cooper Industries, Inc.)	3,300,000
2,705,000		Montgomery County, PA, (Series 1998), 5.00% Bonds, 10/15/2002	2,742,640
500,000		Montgomery County, PA IDA, (Series 1992), Weekly VRDNs (RJI LP)/(Wachovia Bank of NC, N.A. LOC)	500,000
16,000,000		Montgomery County, PA IDA, (Series 2000), Weekly VRDNs (Lonza, Inc.)/(Deutsche Bank AG LOC)	16,000,000
11,000,000		Montgomery County, PA IDA, (Series 2001 B), 1.60% CP (Excelon Generation Co. LLC)/(Bank One, N.A. Chicago LOC), Mandatory Tender 6/11/2002	11,000,000
800,000		Montgomery County, PA IDA, (Series A), Weekly VRDNs (Vari Corp.)/(Allfirst Bank LOC)	800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$3,350,000		Montgomery County, PA IDA, (Series C), Weekly VRDNs (Vari Corp.)/(Allfirst Bank LOC)	$3,350,000
1,590,000		Montgomery County, PA IDA, EDRBs, (Series 1997), Weekly VRDNs (Palmer International, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	1,590,000
4,310,000		Moon Township, PA IDA, Weekly VRDNs (Airport Hotel Associates)/(National City Bank, Pennsylvania LOC)	4,310,000
3,035,000		Moon Township, PA IDA, (Series 1995 A), 2.10% TOBs (One Thorn Run Center)/(National City Bank, Pennsylvania LOC), Optional Tender 10/31/2002	3,035,000
2,855,000		Northampton County, PA IDA, (Series 1997), Weekly VRDNs (MCS Industries, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,855,000
2,072,000		Northampton County, PA IDA, (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC)	2,072,000
3,850,000		Northampton County, PA IDA, (Series 2001), Weekly VRDNs (Nazareth Realty LLC)/(Fleet National Bank LOC)	3,850,000
1,250,000		Pennsylvania EDFA, Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC)	1,250,000
1,800,000		Pennsylvania EDFA, Weekly VRDNs (Industrial Scientific Corp.)/(Mellon Bank N.A., Pittsburgh LOC)	1,800,000
225,000		Pennsylvania EDFA, Weekly VRDNs (ProMinent Fluid)/(PNC Bank, N.A. LOC)	225,000
275,000		Pennsylvania EDFA, Weekly VRDNs (Stone and Lime Co.)/(PNC Bank, N.A. LOC)	275,000
1,100,000		Pennsylvania EDFA, (Series 1995-D2), Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC)	1,100,000
200,000		Pennsylvania EDFA, (Series 1995-D9), Weekly VRDNs (North American Communications, Inc. Project)/(PNC Bank, N.A. LOC)	200,000
2,820,000		Pennsylvania EDFA, (Series 1998 A), Weekly VRDNs (Fourth Generation Realty, LLC)/(PNC Bank, N.A. LOC)	2,820,000
5,000,000		Pennsylvania EDFA, (Series 2000), Weekly VRDNs (Merck & Co., Inc.)	5,000,000
3,920,000		Pennsylvania EDFA, (Series 2000-F1), Weekly VRDNs (Topcraft Precision Molders, Inc.)/(Wachovia Bank of NC, N.A. LOC)	3,920,000
2,750,000		Pennsylvania EDFA, (Series 2000-F2), Weekly VRDNs (HFH Realty Associates L.P. and PreBLEND Products, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,750,000
19,000,000		Pennsylvania EDFA, (Series 2001 A), Weekly VRDNs (Reliant Energy Seward LLC)/(Westdeutsche Landesbank Girozentrale LOC)	19,000,000
1,300,000		Pennsylvania EDFA, (Series B1), Weekly VRDNs (Erie Plating Co.)/(PNC Bank, N.A. LOC)	1,300,000
2,800,000		Pennsylvania EDFA, EDRBs, (Series 1996-D6), Weekly VRDNs (Toyo Tanso Specialty Materials, Inc.)/(PNC Bank, N.A. LOC)	2,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$3,890,000		Pennsylvania EDFA, EDRB, (Series 1996 C), Weekly VRDNs (Napco, Inc. Project)/(Mellon Bank N.A., Pittsburgh LOC)	$3,890,000
10,695,000		Pennsylvania HFA, (Series 2002-JPMC-1), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	10,695,000
14,195,000		Pennsylvania HFA, MERLOTS, (Series 1997 K), Weekly VRDNs (Wachovia Bank of NC, N.A. LIQ)	14,195,000
845,000		Pennsylvania HFA, (PT-119B), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	845,000
13,440,000	[2]	Pennsylvania HFA, (PT-149), Weekly VRDNs (BNP Paribas SA LIQ)	13,440,000
840,000		Pennsylvania HFA, Section 8 Assisted Residential Development Refunding Bonds, (Series 1992 A), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ)	840,000
12,100,000		Pennsylvania HFA, Variable Rate Certificates, (Series 1999-65A), Weekly VRDNs (Bank of America N.A. LIQ)	12,100,000
7,030,000		Pennsylvania Intergovernmental Coop Authority, City of Philadelphia Funding Program, 6.00% Bonds (United States Treasury COL), 6/15/2002	7,062,058
5,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 1988 A), Weekly VRDNs (Student Loan Marketing Association INS)/(AMBAC GTD)	5,000,000
2,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 1997-B2), 2.15% TOBs (Carlow College)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2002	2,000,000
2,200,000		Pennsylvania State Higher Education Facilities Authority, (Series 1997-B6), 2.20% TOBs (Rosemont College, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2002	2,200,000
2,700,000		Pennsylvania State Higher Education Facilities Authority, (Series 1999-D2), 3.10% TOBs (Holy Family College)/(Allied Irish Banks PLC LOC), Mandatory Tender 5/1/2002	2,700,000
1,300,000		Pennsylvania State Higher Education Facilities Authority, (Series 1999-D3), 3.10% TOBs (Lebanon Valley College)/(Allied Irish Banks PLC LOC), Mandatory Tender 5/1/2002	1,300,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series H1), 3.875% TOBs (Beaver College, PA)/(Allied Irish Banks PLC LOC), Mandatory Tender 5/1/2002	3,000,000
4,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001-I1), 3.00% TOBs (Lycoming College)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2002	4,019,827
4,350,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001-I3), 3.00% TOBs (Messiah College)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2002	4,370,907
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$1,750,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001-I6), 3.00% TOBs (York College of Pennsylvania)/(Allfirst Bank LOC), Mandatory Tender 11/1/2002	$1,758,411
700,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series D4), 3.10% TOBs (Marywood University)/(Allied Irish Banks PLC LOC), Mandatory Tender 5/1/2002	700,000
4,350,000	[2]	Philadelphia, PA IDA, IDRB, (PT-417), 2.85% TOBs (Philadelphia Airport System)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/13/2002	4,350,000
2,500,000		Philadelphia, PA IDA, IDRB, (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank of NC, N.A. LOC)	2,500,000
2,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series A), 3.80% Bonds (Jefferson Health System), 5/15/2002	2,000,373
4,000,000		Philadelphia, PA Water & Sewer, Lehman Trust Receipts, (Series 2000 FR/RI-N4), Weekly VRDNs (United States Treasury COL)/ (Bank of New York LIQ)	4,000,000
1,410,000		Red Lion, PA Area School District, 2.25% TANs, 4/1/2003	1,416,683
8,550,000		Schuylkill County, PA IDA, (Series 2000), Weekly VRDNs (Fabcon East Corp. LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	8,550,000
5,000,000		Southcentral Pennsylvania General Authority, (Series 2000 A), Weekly VRDNs (York County, PA)/(AMBAC INS)/(Wachovia Bank of NC, N.A. LIQ)	5,000,000
2,000,000		Uniontown, PA Area School District, 3.20% TANs, 6/28/2002	2,000,617
5,000,000		University of Pittsburgh of the Commonwealth System of Higher Education, (Series 2002 A), 2.25% BANs, 3/3/2003	5,027,829
500,000		University of Pittsburgh of the Commonwealth System of Higher Education, (Series 2000 B), Weekly VRDNs (University of Pittsburgh LOC)	500,000
2,750,000		Warren County, PA, 2.50% TRANs, 12/31/2002	2,756,322
700,000		Washington County, PA Authority, (Series B-1C), Weekly VRDNs (Eye & Ear Hospital)/(Allied Irish Banks PLC LOC)	700,000
2,000,000		Washington County, PA Authority, (Series B-1D), Daily VRDNs (Eye & Ear Hospital)/(Allied Irish Banks PLC LOC)	2,000,000
650,000		West Cornwall Township, PA Municipal Authority, Revenue Bonds, (Series 1995), Weekly VRDNs (Lebanon Valley Brethern Home Project (PA))/(Wachovia Bank of NC, N.A. LOC)	650,000
3,450,000		William Penn School District, PA, 3.11% TRANs, 6/28/2002	3,451,385
1,650,000		York County, PA IDA, (Series 2000), Weekly VRDNs (Fypon Ltd.)/(Mellon Bank N.A., Pittsburgh LOC)	1,650,000
3,300,000		York County, PA IDA, (Series 2000 A), Weekly VRDNs (UL Holdings)/(Allfirst Bank LOC)	3,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$2,500,000		York County, PA IDA, Limited Obligation Revenue Bonds, (Series 1997), Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC)	$2,500,000
2,750,000		York County, PA IDA, Variable Rate Demand Limited Obligation Revenue Bonds, (Series 1996), Weekly VRDNs (Metal Exchange Corp.)/ (Comerica Bank LOC)	2,750,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$511,149,323

Securities that are subject to alternative minimum tax represent 51.9% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2002, the portfolio securities were rated as follows:

Tier Rating Based in Total Market Value

First Tier	Second Tier
98.7%	1.3%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2002, these securities amounted to $17,790,000 which represents 3.5% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($513,033,453) at April 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GTD	--Guaranteed
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$511,149,323
Cash		77,153
Income receivable		2,459,792

TOTAL ASSETS		513,686,268

Liabilities:
Income distribution payable	$563,351
Accrued expenses	89,464

TOTAL LIABILITIES		652,815

Net assets for 513,033,453 shares outstanding		$513,033,453

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$168,633,061 ÷ 168,633,061 shares outstanding		$1.00

Institutional Service Shares:
$285,110,871 ÷ 285,110,871 shares outstanding		$1.00

Cash Series Shares:
$59,289,521 ÷ 59,289,521 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Interest			$5,269,268

Expenses:
Investment adviser fee		$1,391,374
Administrative personnel and services fee		209,263
Custodian fees		12,138
Transfer and dividend disbursing agent fees and expenses		71,355
Directors'/Trustees' fees		1,670
Auditing fees		5,972
Legal fees		10,340
Portfolio accounting fees		59,360
Distribution services fee--Cash Series Shares		131,573
Shareholder services fee--Institutional Service Shares		359,885
Shareholder services fee--Institutional Shares		253,569
Shareholder services fee--Cash Series Shares		82,233
Share registration costs		23,975
Printing and postage		14,038
Insurance premiums		11,025
Miscellaneous		1,219

TOTAL EXPENSES		2,638,989

Waivers:
Waiver of investment adviser fee	$(531,659)
Waiver of transfer and dividend disbursing agent fees and expenses	(14,198)
Waiver of distribution services fee--Cash Series Shares	(16,446)
Waiver of shareholder services fee--Institutional Shares	(253,569)
Waiver of shareholder services fee--Institutional Service Shares	(71,977)

TOTAL WAIVERS		(887,849)

Net expenses			1,751,140

Net investment income			$3,518,128

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,518,128	$13,807,638

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,452,985)	(4,088,280)
Institutional Service Shares	(1,784,868)	(8,239,543)
Cash Series Shares	(280,275)	(1,479,815)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,518,128)	(13,807,638)

Share Transactions:
Proceeds from sale of shares	701,900,161	1,545,581,965
Net asset value of shares issued to shareholders in payment of distributions declared	611,883	3,907,110
Cost of shares redeemed	(699,836,265)	(1,455,823,231)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,675,779	93,665,844

Change in net assets	2,675,779	93,665,844

Net Assets:
Beginning of period	510,357,674	416,691,830

End of period	$513,033,453	$510,357,674

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.04	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.72%	3.04%	3.77%	2.94%	3.36%	3.38%

Ratios to Average Net Assets:

Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	1.44%[3]	2.86%	3.67%	2.92%	3.31%	3.35%

Expense waiver/reimbursement[4]	0.45%[3]	0.46%	0.45%	0.45%	0.46%	0.47%

Supplemental Data:

Net assets, end of period (000 omitted)	$168,633	$194,371	$114,180	$135,032	$64,281	$63,148

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.04	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.62%	2.84%	3.56%	2.73%	3.15%	3.18%

Ratios to Average Net Assets:

Expenses	0.65%[3]	0.65%	0.65%	0.65%	0.65%	0.65%

Net investment income	1.24%[3]	2.81%	3.47%	2.68%	3.09%	3.14%

Expense waiver/reimbursement[4]	0.25%[3]	0.26%	0.25%	0.25%	0.26%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$285,111	$253,373	$248,370	$253,339	$392,381	$264,634

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.02	0.03	0.02	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.02)	(0.03)	(0.02)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.42%	2.43%	3.15%	2.32%	2.74%	2.77%

Ratios to Average Net Assets:

Expenses	1.05%[4]	1.05%	1.05%	1.05%	1.05%	1.05%

Net investment income	0.84%[4]	2.39%	3.12%	2.28%	2.70%	2.72%

Expense waiver/reimbursement[5]	0.25%[4]	0.26%	0.25%	0.25%	0.26%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$59,290	$62,614	$54,142	$43,292	$47,940	$23,777

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $1,558, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$1,470

2009	$ 88

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At April 30, 2002, capital paid-in aggregated $513,033,453.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Institutional Shares:
Shares sold	237,652,953	541,666,878
Shares issued to shareholders in payment of distributions declared	72,958	409,196
Shares redeemed	(263,463,388)	(461,885,225)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(25,737,477)	80,190,849

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Institutional Service Shares:
Shares sold	381,231,193	814,026,232
Shares issued to shareholders in payment of distributions declared	307,701	2,081,598
Shares redeemed	(349,801,334)	(811,104,476)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	31,737,560	5,003,354

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Cash Series Shares:
Shares sold	83,016,015	189,888,855
Shares issued to shareholders in payment of distributions declared	231,224	1,416,316
Shares redeemed	(86,571,543)	(182,833,530)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(3,324,304)	8,471,641

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,675,779	93,665,844

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Cash Series Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $255,465,000 and $313,920,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 69.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.8% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Pennsylvania Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N526
Cusip 60934N542
Cusip 60934N534

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

0052405 (6/02)

Federated Investors
World-Class Investment Manager

Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8%[1]
		Puerto Rico--2.8%
$6,000,000		Commonwealth of Puerto Rico, (Series 2002), 3.00% TRANs, 7/30/2002	$6,012,141
4,000,000	[2]	Puerto Rico, Commonwealth Highway and Transportation Authority, Floater Certificates, (Series 2002-586), 1.60% TOBs (FSA INS)/(Morgan Stanley, Dean Witter & Co. LIQ), Optional Tender 2/13/2003	4,000,000

		TOTAL	10,012,141

		Virginia--97.0%
13,500,000		ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT), (Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	13,500,000
5,500,000		Amelia County, VA IDA, (Series 1991), Weekly VRDNs (Chambers Waste Systems)/(Morgan Guaranty Trust Co., New York LOC)	5,500,000
1,000,000		Arlington County, VA IDA, (Series A), 5.25% Bonds (Covanta Energy Corp.)/(FSA INS), 1/1/2003	1,022,109
2,700,000		Botetourt County, VA IDA, IDRB, (Series 2001), Weekly VRDNs (Altec Industries, Inc.)/(AmSouth Bank N.A., Birmingham LOC)	2,700,000
9,300,000		Campbell County, VA IDA, Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America, N.A. LOC)	9,300,000
5,700,000		Carroll County, VA IDA, IDRB, (Series 1995), Weekly VRDNs (Kentucky Derby Hosiery Co., Inc. Project)/(Bank One, Kentucky LOC)	5,700,000
1,120,000		Charlottesville, VA IDA, IDR Refunding Bonds, 2.00% TOBs (Safeway, Inc.)/(Bankers Trust Co., New York LOC), 6/3/2002	1,120,000
1,000,000		Chesapeake, VA, GO, 4.875% Bonds (Davenport & Co. of VA), 12/1/2002	1,017,784
1,700,000		Chesterfield County, VA IDA, (Series 1998), Weekly VRDNs (Lumberg, Inc.)/(Bank of America, N.A. LOC)	1,700,000
3,475,000		Chesterfield County, VA IDA, (Series 2001 A), Weekly VRDNs (Super Radiator Coils LP)/(Lasalle Bank, N.A. LOC)	3,475,000
5,800,000		Danville, VA IDA, (Series 1997), Weekly VRDNs (Diebold, Inc.)/(Bank One, N.A. (Ohio) LOC)	5,800,000
5,298,975		Equity Trust III, (Series 1996), Weekly VRDNs (Westdeutsche Landesbank Girozentrale LOC)	5,298,975
6,000,000		Fairfax County, VA EDA, (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(Mellon Bank NA, Pittsburgh LOC)	6,000,000
2,500,000		Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (The Langley School)/(SunTrust Bank LOC)	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$9,500,000		Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Allfirst Bank LOC)	$9,500,000
2,050,000		Fairfax County, VA IDA, Weekly VRDNs (Inova Health System)	2,050,000
2,600,000		Fairfax County, VA, (Series A), 4.50% Bonds, 6/1/2002	2,603,116
3,500,000		Falls Church, VA IDA, (Series 1985), 2.85% TOBs (Kaiser Permanente), Optional Tender 5/1/2002	3,500,000
7,113,000		Fluvanna County, VA IDA, (Series 1986), Weekly VRDNs (Thomasville Furniture Industries)/(UBS AG LOC)	7,113,000
4,665,000		Frederick County, VA IDA, (Series 1997), Weekly VRDNs (Jouan, Inc.)/(Wachovia Bank of NC, N.A. LOC)	4,665,000
1,875,000		Halifax County, VA IDA, (Series 1998), Weekly VRDNs (Annin & Co., Inc.)/ (J.P. Morgan Chase Bank LOC)	1,875,000
10,000,000		Halifax, VA IDA, MMMs, PCR, 1.80% CP (Virginia Electric & Power Co.), Mandatory Tender 6/7/2002	10,000,000
2,735,000		Hampton, VA IDA, (Series 1998), Weekly VRDNs (USA Waste Services, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,735,000
2,000,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998), Weekly VRDNs (Township Apartments)/(AmSouth Bank N.A., Birmingham LOC)	2,000,000
14,915,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority (PT-485), 1.80% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 3/1/2003	14,915,000
5,100,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 1991 A), Weekly VRDNs (Misty Ridge Apartments)/(Bank One, N.A. (Ohio) LOC)	5,100,000
16,800,000		Henrico County, VA IDA, MERLOTS, (Series 1997 C), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Wachovia Bank of NC, N.A. LIQ)	16,800,000
1,065,000		Henry County, VA Public Service Authority, (Series 2001), 3.00% Bonds (FSA INS), 11/15/2002	1,070,116
10,750,000		James City County, VA IDA, (Series 1997), Weekly VRDNs (Riverside Health System-Patriots Colony)	10,750,000
1,400,000		King George County VA IDA, (Series 1996), Weekly VRDNs (Garnet of Virginia, Inc. Project)/(Morgan Guaranty Trust Co., New York LOC)	1,400,000
2,205,000		Loudoun County, VA, GO, (Series 2001 C), 3.25% Bonds, 11/1/2002	2,220,889
1,000,000		Loudoun County, VA, GO, (Series 1999 C), 4.50% Bonds, 12/1/2002	1,017,519
6,500,000		Loudoun County, VA, (Series 1998), 2.00% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/3/2002	6,500,000
4,100,000		Loudoun County, VA IDA, (Series 2001), Weekly VRDNs (Ashburn Volunteer Fire and Rescue Department)/(Wachovia Bank of NC, N.A. LOC)	4,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$3,600,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds, (Series 2000 A), 3.15% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2003	$3,600,000
2,020,000		Mecklenburg County, VA IDA, IDRB, Weekly VRDNs (Harden Manufacturing Corp.)/(Columbus Bank and Trust Co., GA LOC)	2,020,000
1,900,000		Mecklenburg County, VA IDA, IDRB, Weekly VRDNs (Smith Land Holdings LLC)/(Columbus Bank and Trust Co., GA LOC)	1,900,000
8,500,000		Metropolitan Washington, DC Airports Authority, 1.50% CP (Bank of America, N.A. LOC), Mandatory Tender 5/16/2002	8,500,000
1,000,000		Newport News, VA EDA, Oyster Point Town Center, Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	1,000,000
3,695,000		Newport News, VA IDA, (Series 1997), Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC)	3,695,000
1,605,000		Newport News, VA IDA, Advanced Shipbuilding, 5.25% Bonds (Virginia State), 9/1/2002	1,621,747
2,600,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001), Weekly VRDNs (Newport-Oxford Associates LP)/(FHLMC INS)	2,600,000
500,000		Newport News, VA, GO, (Series 1993 B), 5.00% Bonds, 11/1/2002	507,570
4,025,000		Norfolk, VA, GO, (Series 2002), 2.00% Bonds, 1/1/2003	4,035,664
5,735,000		Prince William County, VA IDA, (Series 2001), Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC)	5,735,000
725,000		Pulaski County, VA IDA, (Series 1995), Weekly VRDNs (Balogh Real Estate Ltd. Partnership Mar-Bal Inc.)/(Bank One, N.A. (Ohio) LOC)	725,000
745,000		Richmond, VA IDA, (Series 1997), Weekly VRDNs (PM Beef)/(U.S. Bank N.A., Minneapolis LOC)	745,000
4,200,000		Richmond, VA Redevelopment & Housing Authority, Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC)	4,200,000
10,500,000		Richmond, VA Redevelopment & Housing Authority, (Series B-1), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Credit Suisse First Boston LOC)	10,500,000
7,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-10), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	7,000,000
6,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-2), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	6,000,000
1,500,000		Richmond, VA Redevelopment & Housing Authority, (Series B-3B), Weekly VRDNs (Richmond, VA Red Tobacco Row)/ (Bayerische Landesbank Girozentrale INV)	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$7,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-4), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	$7,000,000
5,910,000		Richmond, VA Redevelopment & Housing Authority, (Series B-5), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	5,910,000
3,555,000		Richmond, VA Redevelopment & Housing Authority, (Series B-6), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	3,555,000
5,795,000		Richmond, VA Redevelopment & Housing Authority, Multi-Family Refunding Revenue Bonds, (Series 1997), Weekly VRDNs (Newport Manor)/(Columbus Bank and Trust Co., GA LOC)	5,795,000
10,000,000		Richmond, VA, (Series 2001), 3.00% RANs, 6/25/2002	10,017,210
3,500,000		Roanoke County, VA IDA, (Series 2000), Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC)	3,500,000
4,715,000		Roanoke, VA IDA, Hospital Revenue Bonds, (Series 1995 D), Daily VRDNs (Carilion Health System Obligated Group)/(Wachovia Bank of NC, N.A. LIQ)	4,715,000
1,500,000		Roanoke, VA IDA, Hospital Revenue Bonds, (Series 1997 A), Daily VRDNs (Carilion Health System Obligated Group)/(Bank of America, N.A. LIQ)	1,500,000
600,000		Roanoke, VA, GO, (Series 2002 B), 4.00% Bonds (FGIC INS), 10/1/2002	605,748
1,740,000		South Hill, VA IDA, (Series 1997), Weekly VRDNs (International Veneer Co., Inc.)/(Bank One, Indiana, N.A. LOC)	1,740,000
6,500,000		Spotsylvania County, VA IDA, (Series 1993), Weekly VRDNs (Carlisle Corp. Project)/(SunTrust Bank LOC)	6,500,000
2,500,000		Staunton, VA IDA, (Series 1997), Weekly VRDNs (Diebold, Inc.)/(Bank One, N.A. (Ohio) LOC)	2,500,000
1,620,000		Tazewell County, VA IDA, (Series 1993), Weekly VRDNs (Seville Properties Bluefield)/(Huntington National Bank, Columbus, OH LOC)	1,620,000
3,020,000		Virginia Beach, VA IDA, (Series 2001), Weekly VRDNs (S & H Co.)/(Wachovia Bank of NC, N.A. LOC)	3,020,000
5,330,000		Virginia Beach, VA, GO, 4.00% Bonds, 3/1/2003	5,436,091
3,950,000		Virginia Peninsula Port Authority, (Series 2001), Weekly VRDNs (Tidewater Fibre Corp.)/(Wachovia Bank of NC, N.A. LOC)	3,950,000
9,920,000		Virginia Port Authority, Merlots, (Series 1997 M), Weekly VRDNs (MBIA INS)/(Wachovia Bank of NC, N.A. LIQ)	9,920,000
9,900,000		Virginia Resources Authority, Water and Sewer, (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	9,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$3,740,000		Virginia Small Business Financing Authority, Weekly VRDNs (Moses Lake Industries)/(KeyBank, N.A. LOC)	$3,740,000
3,270,000		Virginia Small Business Financing Authority, (Series 2000), Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/(RBC Centura Bank LOC)	3,270,000
1,500,000		Virginia Small Business Financing Authority, (Series 2001), Weekly VRDNs (Ennstone, Inc.)/(Wachovia Bank of NC, N.A. LOC)	1,500,000
710,000		Virginia State Housing Development Authority, MERLOTS, (Series 2000 CC), Weekly VRDNs (MBIA INS)/(Wachovia Bank of NC, N.A. LIQ)	710,000
1,305,000		Virginia State Public Building Authority, Floater Certificates, (Series 1998-131), Weekly VRDNs (MBIA INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	1,305,000
5,575,000	[2]	Virginia State Public School Authority, (1997 Resolution) MERLOTS, (Series 2001-A121), 1.95% TOBs (Virginia State GTD)/(Wachovia Bank of NC, N.A. LIQ), Optional Tender 11/15/2002	5,575,000
1,000,000		Virginia State, GO, (Series 1993B), 4.60% Bonds, 12/1/2002	1,016,371
1,642,000		Williamsburg, VA IDA, (Series 1988), Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America, N.A. LOC)	1,642,000
975,000		Winchester, VA IDA, (Series 1995), Weekly VRDNs (Midwesco Filter Resources, Inc. Project)/(Harris Trust & Savings Bank, Chicago LOC)	975,000

		TOTAL	347,350,909

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$357,363,050

Securities that are subject to alternative minimum tax represent 51.6% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
99.0%	1.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2002, these securities amounted to $24,490,000 which represents 6.8% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($358,111,093) at April 30, 2002.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
CP	--Commercial Paper
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GTD	--Guaranteed
GO	--General Obligation
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
RANs	--Revenue Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$357,363,050
Income receivable		1,262,764

TOTAL ASSETS		358,625,814

Liabilities:
Income distribution payable	$358,031
Payable to bank	98,513
Accrued expenses	58,177

TOTAL LIABILITIES		514,721

Net assets for 358,111,093 shares outstanding		$358,111,093

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$77,802,089 ÷ 77,802,089 shares outstanding		$1.00

Institutional Service Shares:
$280,309,004 ÷ 280,309,004 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Interest			$3,392,858

Expenses:
Investment adviser fee		$733,037
Administrative personnel and services fee		137,811
Custodian fees		7,394
Transfer and dividend disbursing agent fees and expenses		79,501
Directors'/Trustees' fees		1,163
Auditing fees		5,329
Legal fees		2,263
Portfolio accounting fees		43,102
Shareholder services fee--Institutional Shares		92,554
Shareholder services fee--Institutional Service Shares		365,594
Share registration costs		18,854
Printing and postage		10,228
Insurance premiums		6,302
Miscellaneous		359

TOTAL EXPENSES		1,503,491

Waivers:
Waiver of investment adviser fee	$(131,532)
Waiver of transfer and dividend disbursing agent fees and expenses	(6,861)
Waiver of shareholder services fee--Institutional Shares	(92,554)
Waiver of shareholder services fee--Institutional Service Shares	(146,238)

TOTAL WAIVERS		(377,185)

Net expenses			1,126,306

Net investment income			$2,266,552

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,266,552	$9,590,761

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(498,341)	(1,774,763)
Institutional Service Shares	(1,768,211)	(7,815,998)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,266,552)	(9,590,761)

Share Transactions:
Proceeds from sale of shares	692,493,754	1,468,657,574
Net asset value of shares issued to shareholders in payment of distributions declared	1,374,469	6,520,696
Cost of shares redeemed	(699,094,570)	(1,439,866,481)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,226,347)	35,311,789

Change in net assets	(5,226,347)	35,311,789

Net Assets:
Beginning of period	363,337,440	328,025,651

End of period	$358,111,093	$363,337,440

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.04	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.68%	3.00%	3.81%	2.90%	3.26%	3.31%

Ratios to Average Net Assets:

Expenses	0.49%[3]	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	1.36%[3]	2.93%	3.69%	2.87%	3.23%	3.26%

Expense waiver/reimbursement[4]	0.32%[3]	0.32%	0.37%	0.35%	0.36%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$77,802	$62,421	$50,047	$34,562	$24,559	$24,382

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.04	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.60%	2.84%	3.65%	2.75%	3.11%	3.17%

Ratios to Average Net Assets:

Expenses	0.64%[3]	0.64%	0.64%	0.64%	0.64%	0.63%

Net investment income	1.21%[3]	2.76%	3.59%	2.71%	3.06%	3.12%

Expense waiver/reimbursement[4]	0.17%[3]	0.17%	0.22%	0.20%	0.21%	0.23%

Supplemental Data:

Net assets, end of period (000 omitted)	$280,309	$300,916	$277,979	$245,710	$247,149	$198,838

1 Beginning with the year ended October 31, 1999, the Fund was audited Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal regular income tax and income tax imposed by the Commonwealth of Virginia consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $740, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2004.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2002, capital paid-in aggregated $358,111,093.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Institutional Shares:
Shares sold	220,218,942	472,177,021
Shares issued to shareholders in payment of distributions declared	89,892	108,769
Shares redeemed	(204,927,760)	(459,911,297)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	15,381,074	12,374,493

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Institutional Service Shares:
Shares sold	472,274,812	996,480,553
Shares issued to shareholders in payment of distributions declared	1,284,577	6,411,927
Shares redeemed	(494,166,810)	(979,955,184)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(20,607,421)	22,937,296

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,226,347)	35,311,789

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $376,595,000 and $357,825,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 62.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.2% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Virginia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N252
Cusip 60934N245

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G00133-01 (6/02)